UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.6%

U.S. Treasury Bills - 100.6%
U.S. Treasury Bills
1.05%, 12/28/17*	$59,582,000	$59,532,398
1.16%, 1/11/18*	60,557,000	60,480,446

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $120,013,885)		120,012,844
Other Assets less Liabilities - (0.6)%		(743,507)

NET ASSETS - 100.0%		$119,269,337

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/5/2017	176,000	AUD	135,257	USD	$—	$(2,132)
Bank of America N.A.	12/5/2017	1,227,000	AUD	937,714	USD	—	(9,618)
Bank of America N.A.	12/5/2017	1,698,270	AUD	1,284,610	USD	—	(49)
Bank of America N.A.	12/5/2017	390,000	CAD	306,800	USD	—	(4,495)
Bank of America N.A.	12/5/2017	2,723,000	CAD	2,131,934	USD	—	(21,224)
Bank of America N.A.	12/5/2017	3,769,920	CAD	2,922,317	USD	—	(95)
Bank of America N.A.	12/5/2017	115,000	CHF	115,462	USD	1,444	—
Bank of America N.A.	12/5/2017	803,000	CHF	804,524	USD	11,790	—
Bank of America N.A.	12/5/2017	1,111,320	CHF	1,129,783	USD	—	(37)
Bank of America N.A.	12/5/2017	529,000	CNH	79,760	USD	244	—
Bank of America N.A.	12/5/2017	3,693,000	CNH	555,270	USD	3,248	—
Bank of America N.A.	12/5/2017	5,112,030	CNH	773,183	USD	—	(55)
Bank of America N.A.	12/5/2017	713,000	EUR	828,882	USD	19,808	—
Bank of America N.A.	12/5/2017	4,982,000	EUR	5,782,194	USD	147,928	—
Bank of America N.A.	12/5/2017	6,896,400	EUR	8,209,095	USD	—	(245)
Bank of America N.A.	12/5/2017	211,000	GBP	278,169	USD	7,194	—
Bank of America N.A.	12/5/2017	1,474,000	GBP	1,942,226	USD	51,260	—
Bank of America N.A.	12/5/2017	2,041,200	GBP	2,760,668	USD	—	(81)
Bank of America N.A.	12/5/2017	3,621,000	INR	55,871	USD	279	—
Bank of America N.A.	12/5/2017	25,281,000	INR	387,419	USD	4,609	—
Bank of America N.A.	12/5/2017	12,166,650	INR	188,826	USD	—	(160)
Bank of America N.A.	12/5/2017	53,415,000	JPY	470,007	USD	4,621	—
Bank of America N.A.	12/5/2017	372,954,000	JPY	3,276,786	USD	37,160	—
Bank of America N.A.	12/5/2017	516,313,560	JPY	4,587,937	USD	—	(144)
Bank of America N.A.	12/5/2017	112,754,000	KRW	101,397	USD	2,213	—
Bank of America N.A.	12/5/2017	787,273,000	KRW	706,721	USD	16,712	—
Bank of America N.A.	12/5/2017	1,089,894,330	KRW	1,002,202	USD	—	(687)
Bank of America N.A.	12/5/2017	5,122,000	MXN	267,796	USD	7,010	—
Bank of America N.A.	12/5/2017	35,761,000	MXN	1,858,845	USD	59,810	—
Bank of America N.A.	12/5/2017	49,506,870	MXN	2,656,316	USD	—	(165)
Bank of America N.A.	12/5/2017	1,524,718	USD	1,992,900	AUD	17,300	—
Bank of America N.A.	12/5/2017	3,429,827	USD	4,423,650	CAD	872	—
Bank of America N.A.	12/5/2017	1,309,879	USD	1,304,100	CHF	—	(15,843)
Bank of America N.A.	12/5/2017	902,522	USD	5,998,650	CNH	—	(4,696)
Bank of America N.A.	12/5/2017	9,442,445	USD	8,092,350	EUR	—	(189,955)
Bank of America N.A.	12/5/2017	3,183,814	USD	2,395,050	GBP	—	(55,331)
Bank of America N.A.	12/5/2017	613,045	USD	41,068,650	INR	—	(23,798)
Bank of America N.A.	12/5/2017	5,335,441	USD	605,851,050	JPY	—	(47,953)
Bank of America N.A.	12/5/2017	1,142,028	USD	1,278,900,000	KRW	—	(33,166)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2017

Bank of America N.A.	12/5/2017	3,014,673	USD	58,092,300	MXN	$—	$(102,104)
Bank of America N.A.	1/5/2018	1,282,472	USD	1,695,750	AUD	34	—
Bank of America N.A.	1/5/2018	2,882,745	USD	3,717,000	CAD	—	(11)
Bank of America N.A.	1/5/2018	1,100,520	USD	1,079,400	CHF	3	—
Bank of America N.A.	1/5/2018	759,284	USD	5,031,600	CNH	—	(39)
Bank of America N.A.	1/5/2018	7,946,892	USD	6,661,200	EUR	—	(49)
Bank of America N.A.	1/5/2018	2,677,629	USD	1,977,150	GBP	9	—
Bank of America N.A.	1/5/2018	529,911	USD	34,327,650	INR	—	(581)
Bank of America N.A.	1/5/2018	4,471,487	USD	502,303,200	JPY	—	(372)
Bank of America N.A.	1/5/2018	945,228	USD	1,027,850,250	KRW	508	—
Bank of America N.A.	1/5/2018	2,529,316	USD	47,401,200	MXN	21	—
Citibank N.A.†	12/5/2017	1,698,270	AUD	1,284,767	USD	—	(205)
Citibank N.A.†	12/5/2017	3,769,920	CAD	2,922,403	USD	—	(182)
Citibank N.A.†	12/5/2017	1,111,320	CHF	1,129,830	USD	—	(84)
Citibank N.A.†	12/5/2017	5,112,030	CNH	773,171	USD	—	(44)
Citibank N.A.†	12/5/2017	6,896,400	EUR	8,208,681	USD	169	—
Citibank N.A.†	12/5/2017	2,041,200	GBP	2,761,052	USD	—	(465)
Citibank N.A.†	12/5/2017	41,068,650	INR	637,383	USD	—	(540)
Citibank N.A.†	12/5/2017	516,313,560	JPY	4,588,903	USD	—	(1,110)
Citibank N.A.†	12/5/2017	1,089,894,330	KRW	1,002,432	USD	—	(917)
Citibank N.A.†	12/5/2017	49,506,870	MXN	2,656,198	USD	—	(47)
Citibank N.A.†	12/5/2017	1,524,684	USD	1,992,900	AUD	17,266	—
Citibank N.A.†	12/5/2017	3,429,758	USD	4,423,650	CAD	803	—
Citibank N.A.†	12/5/2017	1,309,850	USD	1,304,100	CHF	—	(15,872)
Citibank N.A.†	12/5/2017	902,537	USD	5,998,650	CNH	—	(4,680)
Citibank N.A.†	12/5/2017	9,442,194	USD	8,092,350	EUR	—	(190,206)
Citibank N.A.†	12/5/2017	3,183,730	USD	2,395,050	GBP	—	(55,415)
Citibank N.A.†	12/5/2017	631,699	USD	41,068,650	INR	—	(5,145)
Citibank N.A.†	12/5/2017	5,335,286	USD	605,851,050	JPY	—	(48,108)
Citibank N.A.†	12/5/2017	1,141,610	USD	1,278,900,000	KRW	—	(33,584)
Citibank N.A.†	12/5/2017	3,012,615	USD	58,092,300	MXN	—	(104,162)
Citibank N.A.†	1/5/2018	1,282,640	USD	1,695,750	AUD	202	—
Citibank N.A.†	1/5/2018	2,882,928	USD	3,717,000	CAD	172	—
Citibank N.A.†	1/5/2018	1,100,586	USD	1,079,400	CHF	69	—
Citibank N.A.†	1/5/2018	759,227	USD	5,031,600	CNH	—	(96)
Citibank N.A.†	1/5/2018	7,946,605	USD	6,661,200	EUR	—	(335)
Citibank N.A.†	1/5/2018	2,678,044	USD	1,977,150	GBP	425	—
Citibank N.A.†	1/5/2018	529,911	USD	34,327,650	INR	—	(581)
Citibank N.A.†	1/5/2018	4,472,961	USD	502,303,200	JPY	1,101	—
Citibank N.A.†	1/5/2018	945,419	USD	1,027,850,250	KRW	700	—
Citibank N.A.†	1/5/2018	2,529,137	USD	47,401,200	MXN	—	(158)
HSBC Holdings PLC	12/5/2017	1,698,270	AUD	1,284,568	USD	—	(6)
HSBC Holdings PLC	12/5/2017	3,769,920	CAD	2,922,226	USD	—	(5)
HSBC Holdings PLC	12/5/2017	1,111,320	CHF	1,129,752	USD	—	(6)
HSBC Holdings PLC	12/5/2017	5,112,030	CNH	773,141	USD	—	(13)
HSBC Holdings PLC	12/5/2017	6,896,400	EUR	8,208,854	USD	—	(4)
HSBC Holdings PLC	12/5/2017	2,041,200	GBP	2,760,590	USD	—	(4)
HSBC Holdings PLC	12/5/2017	31,290,400	INR	485,625	USD	—	(412)
HSBC Holdings PLC	12/5/2017	516,313,560	JPY	4,587,802	USD	—	(9)
HSBC Holdings PLC	12/5/2017	1,089,894,330	KRW	1,001,529	USD	—	(14)
HSBC Holdings PLC	12/5/2017	49,506,870	MXN	2,656,169	USD	—	(18)
HSBC Holdings PLC	12/5/2017	1,161,682	USD	1,518,400	AUD	13,173	—
HSBC Holdings PLC	12/5/2017	2,613,199	USD	3,370,400	CAD	663	—
HSBC Holdings PLC	12/5/2017	998,001	USD	993,600	CHF	—	(12,073)
HSBC Holdings PLC	12/5/2017	687,698	USD	4,570,400	CNH	—	(3,515)
HSBC Holdings PLC	12/5/2017	7,194,207	USD	6,165,600	EUR	—	(144,765)
HSBC Holdings PLC	12/5/2017	2,425,761	USD	1,824,800	GBP	—	(42,159)
HSBC Holdings PLC	12/5/2017	481,270	USD	31,290,400	INR	—	(3,943)
HSBC Holdings PLC	12/5/2017	4,065,069	USD	461,600,800	JPY	—	(36,564)
HSBC Holdings PLC	12/5/2017	869,821	USD	974,400,000	KRW	—	(25,565)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2017

HSBC Holdings PLC	12/5/2017	2,295,560	USD	44,260,800	MXN	$—	$(79,128)
HSBC Holdings PLC	1/5/2018	1,282,445	USD	1,695,750	AUD	7	—
HSBC Holdings PLC	1/5/2018	2,882,725	USD	3,717,000	CAD	—	(31)
HSBC Holdings PLC	1/5/2018	1,100,491	USD	1,079,400	CHF	—	(26)
HSBC Holdings PLC	1/5/2018	759,281	USD	5,031,600	CNH	—	(42)
HSBC Holdings PLC	1/5/2018	7,946,678	USD	6,661,200	EUR	—	(262)
HSBC Holdings PLC	1/5/2018	2,677,595	USD	1,977,150	GBP	—	(24)
HSBC Holdings PLC	1/5/2018	529,911	USD	34,327,650	INR	—	(581)
HSBC Holdings PLC	1/5/2018	4,471,834	USD	502,303,200	JPY	—	(26)
HSBC Holdings PLC	1/5/2018	944,568	USD	1,027,850,250	KRW	—	(152)
HSBC Holdings PLC	1/5/2018	2,529,177	USD	47,401,200	MXN	—	(118)
Morgan Stanley & Co. International‡	12/5/2017	1,698,270	AUD	1,284,599	USD	—	(37)
Morgan Stanley & Co. International‡	12/5/2017	3,769,920	CAD	2,922,294	USD	—	(73)
Morgan Stanley & Co. International‡	12/5/2017	1,111,320	CHF	1,129,773	USD	—	(26)
Morgan Stanley & Co. International‡	12/5/2017	5,112,030	CNH	773,155	USD	—	(27)
Morgan Stanley & Co. International‡	12/5/2017	6,896,400	EUR	8,209,088	USD	—	(238)
Morgan Stanley & Co. International‡	12/5/2017	2,041,200	GBP	2,760,652	USD	—	(65)
Morgan Stanley & Co. International‡	12/5/2017	41,068,650	INR	637,383	USD	—	(540)
Morgan Stanley & Co. International‡	12/5/2017	516,313,560	JPY	4,587,904	USD	—	(111)
Morgan Stanley & Co. International‡	12/5/2017	1,089,894,330	KRW	1,001,930	USD	—	(415)
Morgan Stanley & Co. International‡	12/5/2017	49,506,870	MXN	2,656,192	USD	—	(42)
Morgan Stanley & Co. International‡	12/5/2017	1,524,692	USD	1,992,900	AUD	17,274	—
Morgan Stanley & Co. International‡	12/5/2017	3,429,736	USD	4,423,650	CAD	782	—
Morgan Stanley & Co. International‡	12/5/2017	1,309,850	USD	1,304,100	CHF	—	(15,872)
Morgan Stanley & Co. International‡	12/5/2017	902,573	USD	5,998,650	CNH	—	(4,644)
Morgan Stanley & Co. International‡	12/5/2017	9,442,235	USD	8,092,350	EUR	—	(190,166)
Morgan Stanley & Co. International‡	12/5/2017	3,183,750	USD	2,395,050	GBP	—	(55,396)
Morgan Stanley & Co. International‡	12/5/2017	632,380	USD	41,068,650	INR	—	(4,463)
Morgan Stanley & Co. International‡	12/5/2017	5,335,333	USD	605,851,050	JPY	—	(48,061)
Morgan Stanley & Co. International‡	12/5/2017	1,143,596	USD	1,278,900,000	KRW	—	(31,599)
Morgan Stanley & Co. International‡	12/5/2017	3,012,442	USD	58,092,300	MXN	—	(104,335)
Morgan Stanley & Co. International‡	1/5/2018	1,282,482	USD	1,695,750	AUD	44	—
Morgan Stanley & Co. International‡	1/5/2018	2,882,805	USD	3,717,000	CAD	49	—
Morgan Stanley & Co. International‡	1/5/2018	1,100,494	USD	1,079,400	CHF	—	(23)
Morgan Stanley & Co. International‡	1/5/2018	759,284	USD	5,031,600	CNH	—	(39)
Morgan Stanley & Co. International‡	1/5/2018	759,284	USD	5,031,600	CNH	—	(1,708)
Morgan Stanley & Co. International‡	1/5/2018	7,947,011	USD	6,661,200	EUR	71	—
Morgan Stanley & Co. International‡	1/5/2018	2,677,660	USD	1,977,150	GBP	41	—
Morgan Stanley & Co. International‡	1/5/2018	403,748	USD	26,154,400	INR	—	(436)
Morgan Stanley & Co. International‡	1/5/2018	4,471,933	USD	502,303,200	JPY	74	—
Morgan Stanley & Co. International‡	1/5/2018	944,797	USD	1,027,850,250	KRW	78	—
Morgan Stanley & Co. International‡	1/5/2018	2,528,943	USD	47,401,200	MXN	—	(352)
UBS AG	12/5/2017	1,293,920	AUD	978,738	USD	—	(24)
UBS AG	12/5/2017	2,872,320	CAD	2,226,505	USD	—	(50)
UBS AG	12/5/2017	846,720	CHF	860,777	USD	—	(18)
UBS AG	12/5/2017	3,894,880	CNH	589,107	USD	—	(57)
UBS AG	12/5/2017	5,254,400	EUR	6,254,486	USD	—	(124)
UBS AG	12/5/2017	1,555,200	GBP	2,103,344	USD	—	(40)
UBS AG	12/5/2017	41,068,650	INR	637,383	USD	—	(540)
UBS AG	12/5/2017	393,381,760	JPY	3,495,534	USD	—	(72)
UBS AG	12/5/2017	830,395,680	KRW	763,536	USD	—	(477)
UBS AG	12/5/2017	37,719,520	MXN	2,023,781	USD	—	(48)
UBS AG	12/5/2017	1,524,722	USD	1,992,900	AUD	17,304	—
UBS AG	12/5/2017	3,429,853	USD	4,423,650	CAD	899	—
UBS AG	12/5/2017	1,309,878	USD	1,304,100	CHF	—	(15,845)
UBS AG	12/5/2017	902,478	USD	5,998,650	CNH	—	(4,739)
UBS AG	12/5/2017	9,442,308	USD	8,092,350	EUR	—	(190,093)
UBS AG	12/5/2017	3,183,817	USD	2,395,050	GBP	—	(55,329)
UBS AG	12/5/2017	632,378	USD	41,068,650	INR	—	(4,465)
UBS AG	12/5/2017	5,335,422	USD	605,851,050	JPY	—	(47,972)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2017

UBS AG	12/5/2017	1,144,240	USD	1,278,900,000	KRW	$—	$(30,954)
UBS AG	12/5/2017	3,012,786	USD	58,092,300	MXN	—	(103,991)
UBS AG	1/5/2018	977,118	USD	1,292,000	AUD	22	—
UBS AG	1/5/2018	2,196,410	USD	2,832,000	CAD	24	—
UBS AG	1/5/2018	838,474	USD	822,400	CHF	—	(16)
UBS AG	1/5/2018	578,537	USD	3,833,600	CNH	6	—
UBS AG	1/5/2018	6,054,881	USD	5,075,200	EUR	69	—
UBS AG	1/5/2018	2,040,102	USD	1,506,400	GBP	12	—
UBS AG	1/5/2018	529,911	USD	34,327,650	INR	—	(581)
UBS AG	1/5/2018	3,407,157	USD	382,707,200	JPY	26	—
UBS AG	1/5/2018	720,133	USD	783,124,000	KRW	347	—
UBS AG	1/5/2018	1,926,842	USD	36,115,200	MXN	—	(240)

						$465,949	$(2,238,829)

†	As of November 30, 2017, the Fund posted cash collateral of $570,000 with the counterparty, Citibank N.A., for foreign currency contracts.
‡	As of November 30, 2017, the Fund held $250,000 of cash collateral from the counterparty, Morgan Stanley & Co. International, for foreign currency contracts.

CURRENCY LEGEND

AUD	Australian dollar

CAD	Canadian dollar

CHF	Swiss franc

CNH	Offshore Chinese renminbi

EUR	Euro

GBP	British pound

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 68.6%

U.S. Treasury Bill - 68.6%
U.S. Treasury Bill 0.98%, 12/7/17* (Cost: $13,947,765)	$13,950,000	$13,947,777

REPURCHASE AGREEMENT - 31.7%

United States - 31.7%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/17 (tri-party custodian: The Bank of New York Mellon Corp.), 1.05% due 12/1/17; Proceeds at maturity - $6,450,188 (fully collateralized by Fannie Mae, 4.00% due 12/1/47, Ginnie Mae, 3.50% - 4.00% due 5/20/46 - 8/20/47 and U.S. Treasury Note, 2.00% due 8/31/21; Market value - $6,756,728) (Cost: $6,450,000)	6,450,000	6,450,000

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $20,397,765)		20,397,777
Other Assets less Liabilities - (0.3)%		(61,296)

NET ASSETS - 100.0%		$20,336,481

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/4/2017	1,795,032	USD	5,770,310	BRL	$29,601	$—
Bank of America N.A.	1/3/2018	5,772,000	BRL	1,789,934	USD	—	(29,232)
Bank of America N.A.	3/2/2018	5,799,994	BRL	1,786,317	USD	—	(28,510)
Citibank N.A.	12/4/2017	630,861	USD	2,018,000	BRL	13,453	—
Citibank N.A.	12/4/2017	1,795,032	USD	5,770,310	BRL	29,601	—
Citibank N.A.	1/3/2018	5,772,000	BRL	1,789,546	USD	—	(28,843)
Citibank N.A.	2/2/2018	5,584,165	BRL	1,685,862	USD	11,586	—
Citibank N.A.	3/2/2018	5,799,994	BRL	1,786,317	USD	—	(28,510)
Goldman Sachs	1/3/2018	4,884,000	BRL	1,514,935	USD	—	(25,110)
Goldman Sachs	2/2/2018	5,584,165	BRL	1,686,881	USD	10,567	—
Imperial Bank of Canada	12/4/2017	1,795,032	USD	5,770,310	BRL	29,601	—
Imperial Bank of Canada	2/2/2018	5,584,165	BRL	1,685,760	USD	11,687	—
Imperial Bank of Canada	3/2/2018	5,799,994	BRL	1,785,987	USD	—	(28,179)
JP Morgan Chase Bank N.A.	12/4/2017	1,518,642	USD	4,882,570	BRL	24,816	—
JP Morgan Chase Bank N.A.	3/2/2018	4,907,688	BRL	1,512,156	USD	—	(24,780)
Morgan Stanley & Co. International	12/4/2017	24,211,500	BRL	7,544,639	USD	—	(137,112)
Morgan Stanley & Co. International	2/2/2018	5,584,165	BRL	1,685,862	USD	11,586	—
UBS AG	1/3/2018	5,772,000	BRL	1,789,768	USD	—	(29,065)

						$172,498	$(359,341)

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 65.1%

U.S. Treasury Bills - 65.1%
U.S. Treasury Bills
1.05%, 12/28/17*	$16,242,000	$16,228,479
1.16%, 1/11/18*	8,850,000	8,838,812

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $25,067,867)		25,067,291

REPURCHASE AGREEMENT - 30.9%

United States - 30.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/17 (tri-party custodian: The Bank of New York Mellon Corp.), 1.05% due 12/1/17; Proceeds at maturity - $11,900,347 (fully collateralized by U.S. Treasury Note, 2.75% due 11/15/23; Market value - $12,138,032) (Cost: $11,900,000)	11,900,000	11,900,000

TOTAL INVESTMENTS IN SECURITIES - 96.0% (Cost: $36,967,867)		36,967,291
Other Assets less Liabilities - 4.0%		1,548,697

NET ASSETS - 100.0%		$38,515,988

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/12/2018	31,209,736	CNY	4,674,215	USD	$33,313	$—
HSBC Holdings PLC	12/13/2017	4,643,647	USD	30,687,540	CNH	5,866	—
HSBC Holdings PLC	1/12/2018	31,531,411	CNH	4,725,577	USD	28,707	—
HSBC Holdings PLC	1/12/2018	32,483,601	CNY	4,866,457	USD	33,215	—
HSBC Holdings PLC	2/14/2018	33,472,006	CNY	4,988,748	USD	45,163	—
HSBC Holdings PLC	3/14/2018	30,909,200	CNH	4,644,857	USD	—	(6,497)
JP Morgan Chase Bank N.A.†	12/13/2017	30,687,540	CNH	4,614,807	USD	22,975	—
JP Morgan Chase Bank N.A.†	2/14/2018	32,159,379	CNY	4,797,401	USD	39,102	—
Royal Bank of Canada	1/12/2018	30,294,886	CNH	4,539,240	USD	28,602	—
UBS AG	12/13/2017	31,940,092	CNH	4,803,021	USD	24,057	—
UBS AG	12/13/2017	4,834,866	USD	31,940,092	CNH	7,788	—
UBS AG	3/14/2018	32,170,800	CNH	4,835,824	USD	—	(8,143)

						$268,788	$(14,640)

†	As of November 30, 2017, the Fund posted cash collateral of $1,100,000 with the counterparty, JP Morgan Chase Bank N.A., for foreign currency contracts.

CURRENCY LEGEND

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 68.8%

U.S. Treasury Bills - 68.8%
U.S. Treasury Bills
1.05%, 12/28/17*	$16,086,000	$16,072,609
1.16%, 1/11/18*	20,720,000	20,693,806

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $36,766,521)		36,766,415

REPURCHASE AGREEMENT - 29.3%

United States - 29.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/17 (tri-party custodian: The Bank of New York Mellon Corp.), 1.05% due 12/1/17; Proceeds at maturity - $15,660,457 (fully collateralized by Fannie Mae Interest Strips, 2.00% - 10.00% due 1/25/20 - 8/25/22, Fannie Mae Pool, 2.50% - 5.50% due 8/1/18 - 8/1/47, Freddie Mac Gold Pool, 2.00% - 4.50% due 3/1/32 - 11/1/47, U.S. Treasury Note, 1.63% due 8/31/22 and U.S. Treasury Bond Coupon Strips, 0.00% due 2/15/27 - 8/15/41; Market value - $16,439,554) (Cost: $15,660,000)	15,660,000	15,660,000

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $52,426,521)		52,426,415
Other Assets less Liabilities - 1.9%		1,040,894

NET ASSETS - 100.0%		$53,467,309

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/6/2018	415,000	BRL	127,606	USD	$—	$(1,514)
Bank of America N.A.	2/6/2018	81,000,000	CLP	127,770	USD	—	(2,754)
Bank of America N.A.	2/6/2018	845,000	CNH	127,694	USD	—	(540)
Bank of America N.A.	2/6/2018	376,000,000	COP	125,511	USD	—	(1,061)
Bank of America N.A.	2/6/2018	1,729,000,000	IDR	127,366	USD	—	(304)
Bank of America N.A.	2/6/2018	8,300,000	INR	126,911	USD	1,053	—
Bank of America N.A.	2/6/2018	139,000,000	KRW	128,146	USD	—	(235)
Bank of America N.A.	2/6/2018	2,430,000	MXN	129,491	USD	—	(336)
Bank of America N.A.	2/6/2018	6,435,000	PHP	126,524	USD	892	—
Bank of America N.A.	2/6/2018	455,000	PLN	129,146	USD	78	—
Bank of America N.A.	2/6/2018	7,515,000	RUB	127,394	USD	66	—
Bank of America N.A.	2/6/2018	4,145,000	THB	127,206	USD	2	—
Bank of America N.A.	2/6/2018	12,950,177	TRY	3,336,827	USD	—	(90,477)
Bank of America N.A.	2/6/2018	510,000	TRY	126,800	USD	1,047	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2017

Bank of America N.A.	2/6/2018	3,775,000	TWD	126,976	USD	$—	$(626)
Bank of America N.A.	2/6/2018	118,022	USD	389,000	BRL	—	(170)
Bank of America N.A.	2/6/2018	117,962	USD	74,473,000	CLP	3,019	—
Bank of America N.A.	2/6/2018	118,052	USD	789,000	CNH	—	(675)
Bank of America N.A.	2/6/2018	118,519	USD	358,610,000	COP	—	(175)
Bank of America N.A.	2/6/2018	118,429	USD	1,617,151,000	IDR	—	(414)
Bank of America N.A.	2/6/2018	117,778	USD	7,738,000	INR	—	(1,522)
Bank of America N.A.	2/6/2018	118,732	USD	132,594,000	KRW	—	(3,284)
Bank of America N.A.	2/6/2018	118,709	USD	2,292,000	MXN	—	(3,111)
Bank of America N.A.	2/6/2018	119,073	USD	6,143,000	PHP	—	(2,561)
Bank of America N.A.	2/6/2018	118,170	USD	428,000	PLN	—	(3,385)
Bank of America N.A.	2/6/2018	115,528	USD	6,919,000	RUB	—	(1,823)
Bank of America N.A.	2/6/2018	118,454	USD	3,918,000	THB	—	(1,787)
Bank of America N.A.	2/6/2018	117,005	USD	463,000	TRY	940	—
Bank of America N.A.	2/6/2018	117,892	USD	3,545,000	TWD	—	(761)
Bank of America N.A.	2/6/2018	116,893	USD	1,700,000	ZAR	—	(6,433)
Bank of America N.A.	2/6/2018	1,790,000	ZAR	127,669	USD	2,187	—
Citibank N.A.	2/6/2018	10,040,822,070	COP	3,304,717	USD	18,646	—
Citibank N.A.	2/6/2018	216,651,925	INR	3,299,603	USD	40,606	—
Citibank N.A.	2/6/2018	11,983,124	PLN	3,286,379	USD	116,923	—
Citibank N.A.	2/6/2018	109,711,235	THB	3,296,810	USD	70,170	—
Citibank N.A.	2/6/2018	47,606,644	ZAR	3,342,389	USD	111,227	—
Goldman Sachs	2/6/2018	64,163,909	MXN	3,293,340	USD	116,976	—
Goldman Sachs	2/6/2018	193,738,126	RUB	3,294,426	USD	—	(8,473)
HSBC Holdings PLC	2/6/2018	2,085,174,801	CLP	3,258,748	USD	—	(40,454)
HSBC Holdings PLC	2/6/2018	22,103,322	CNH	3,303,441	USD	22,611	—
HSBC Holdings PLC	2/6/2018	45,279,010,850	IDR	3,287,043	USD	40,475	—
HSBC Holdings PLC	2/6/2018	171,994,829	PHP	3,287,991	USD	117,582	—
Morgan Stanley & Co. International	2/6/2018	10,904,736	BRL	3,304,666	USD	8,588	—
Morgan Stanley & Co. International	2/6/2018	525,000	MYR	127,973	USD	530	—
Morgan Stanley & Co. International	2/6/2018	99,262,372	TWD	3,306,541	USD	15,804	—
Royal Bank of Canada	2/6/2018	14,029,701	MYR	3,303,671	USD	130,352	—
State Street Bank and Trust	2/6/2018	3,712,528,545	KRW	3,303,637	USD	112,718	—
State Street Bank and Trust	2/6/2018	119,599	USD	501,000	MYR	—	(3,030)

						$932,492	$(175,905)

CURRENCY LEGEND

BRL	Brazilian real

CLP	Chilean peso

CNH	Offshore Chinese renminbi

COP	Colombian peso

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

PHP	Philippine peso

PLN	Polish zloty

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 12.3%

Australia - 12.3%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	736,000	AUD	$648,649
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	978,000	AUD	813,074
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	327,000	AUD	271,110
5.00%, 7/23/25, Series 25, Reg S	580,000	AUD	507,121

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,411,491)			2,239,954

FOREIGN GOVERNMENT OBLIGATIONS - 72.4%
China - 4.0%
China Government Bond
2.36%, 8/18/21, Reg S	2,000,000	CNY	285,219
3.10%, 6/29/22	2,000,000	CNY	290,631
3.48%, 6/29/27, Reg S	1,000,000	CNY	143,865

Total China			719,715

Hong Kong - 6.2%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	81,303
Hong Kong Government Bond Programme
1.06%, 2/5/20	3,450,000	HKD	440,063
2.46%, 8/4/21	2,350,000	HKD	312,028
1.10%, 1/17/23	2,300,000	HKD	287,383

Total Hong Kong			1,120,777

India - 15.0%
India Government Bond
8.27%, 6/9/20	26,000,000	INR	418,306
7.80%, 4/11/21	70,000,000	INR	1,119,387
7.72%, 5/25/25	74,000,000	INR	1,187,236

Total India			2,724,929

Indonesia - 9.9%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	3,810,000,000	IDR	290,714
12.80%, 6/15/21, Series FR34	5,228,000,000	IDR	468,733
7.00%, 5/15/22, Series FR61	6,034,000,000	IDR	462,610
8.38%, 9/15/26, Series FR56	7,099,000,000	IDR	587,209

Total Indonesia			1,809,266

Malaysia - 6.3%
Malaysia Government Bond
3.26%, 3/1/18, Series 0213	922,000	MYR	225,896
4.38%, 11/29/19, Series 0902	346,000	MYR	86,605
4.16%, 7/15/21, Series 0111	850,000	MYR	212,546
3.48%, 3/15/23, Series 0313	782,000	MYR	188,752
3.96%, 9/15/25, Series 0115	1,745,000	MYR	422,976

Total Malaysia			1,136,775

New Zealand - 3.6%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	279,000	NZD	199,183
6.00%, 5/15/21, Series 521, Reg S	594,000	NZD	461,176

Total New Zealand			660,359

Philippines - 5.7%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	4,700,000	PHP	94,676
3.50%, 3/20/21, Series 7-57	18,610,000	PHP	361,023
3.63%, 9/9/25, Series 1060	16,166,000	PHP	298,424
4.63%, 9/9/40, Series 2511	4,410,000	PHP	79,961
Philippine Government International Bond
3.90%, 11/26/22	10,000,000	PHP	197,224

Total Philippines			1,031,308

Singapore - 4.7%
Singapore Government Bond
2.25%, 6/1/21	360,000	SGD	272,713
2.75%, 7/1/23	90,000	SGD	70,022
3.00%, 9/1/24	329,000	SGD	260,196
2.88%, 7/1/29	323,000	SGD	254,899

Total Singapore			857,830

South Korea - 4.7%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	112,720,000	KRW	106,765
3.75%, 6/10/22, Series 2206	334,870,000	KRW	327,122
3.50%, 3/10/24, Series 2403	437,090,000	KRW	428,236

Total South Korea			862,123

Thailand - 12.3%
Thailand Government Bond
2.55%, 6/26/20	11,969,000	THB	375,698
1.88%, 6/17/22	16,800,000	THB	515,212
3.63%, 6/16/23	13,113,000	THB	436,119
3.85%, 12/12/25	14,622,000	THB	500,562
4.88%, 6/22/29	10,952,000	THB	411,484

Total Thailand			2,239,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $13,580,828)			13,162,157

SUPRANATIONAL BONDS - 6.7%
Asian Development Bank
2.85%, 10/21/20	2,500,000	CNY	367,897
European Investment Bank
7.20%, 7/9/19, Reg S	5,190,000,000	IDR	390,936
Nordic Investment Bank
3.50%, 1/30/18	670,000	NZD	460,943

TOTAL SUPRANATIONAL BONDS (Cost: $1,395,444)			1,219,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES - 91.4% (Cost: $17,387,763)	$16,621,887
Other Assets less Liabilities - 8.6%	1,571,763

NET ASSETS - 100.0%	$18,193,650

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	12/1/2017	174,133	USD	230,000	AUD	$—	$(471)
Citibank N.A.	12/20/2017	108,535,000	INR	1,680,759	USD	830	—
Citibank N.A.	12/20/2017	42,976,662	TWD	1,441,203	USD	—	(7,512)
Deutsche Bank AG	12/1/2017	68,405	USD	74,342,250	KRW	91	—
HSBC Holdings PLC	12/20/2017	1,208,459	USD	80,000,000	INR	—	(31,022)
HSBC Holdings PLC	3/21/2018	5,500,000	PHP	108,449	USD	99	—
JP Morgan Chase Bank N.A.	12/20/2017	2,000,000	INR	31,003	USD	—	(16)
JP Morgan Chase Bank N.A.	12/20/2017	40,000,000	KRW	36,832	USD	—	(33)
JP Morgan Chase Bank N.A.	12/20/2017	2,690,000	TWD	89,855	USD	—	(118)
JP Morgan Chase Bank N.A.	12/20/2017	437,117	USD	28,535,000	INR	—	(4,990)
JP Morgan Chase Bank N.A.	12/20/2017	539,021	USD	35,225,000	INR	—	(6,738)
JP Morgan Chase Bank N.A.	12/20/2017	195,596	USD	218,500,000	KRW	—	(5,420)
JP Morgan Chase Bank N.A.	12/20/2017	385,062	USD	11,600,000	TWD	—	(1,911)
Morgan Stanley & Co. International	12/20/2017	437,000,000	KRW	387,257	USD	14,774	—
State Street Bank and Trust	12/1/2017	50,558	CNY	50,558	CNH	2	—
State Street Bank and Trust	12/4/2017	1,851	USD	7,574	MYR	—	(1)
UBS AG	3/21/2018	360,000	SGD	267,925	USD	—	(508)

						$15,796	$(58,740)

CURRENCY LEGEND

AUD	Australian dollar

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

HKD	Hong Kong dollar

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MYR	Malaysian ringgit

NZD	New Zealand dollar

PHP	Philippine peso

SGD	Singapore dollar

THB	Thai baht

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2017

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.4%

Federal Home Loan Bank - 0.9%
Federal Home Loan Bank
5.50%, 7/15/36	$150,000	$203,802

Federal Home Loan Mortgage Corporation - 8.2%
2.38%, 1/13/22	197,000	199,065
2.50%, 12/1/32(a)	150,000	149,695
3.00%, 12/1/32(a)	100,000	101,854
4.00%, 5/1/34	175,936	185,853
4.00%, 12/1/43	39,796	41,659
4.50%, 1/1/44	51,239	54,559
3.50%, 1/1/45	72,613	74,512
3.50%, 8/1/45	124,827	128,091
4.00%, 11/1/45	83,496	87,280
3.50%, 5/1/46	41,110	42,185
3.00%, 9/1/46	148,845	148,763
3.00%, 10/1/46	138,881	138,784
3.00%, 11/1/46	117,650	117,549
4.00%, 11/1/46	42,995	44,949
3.50%, 12/1/46	182,282	187,049
3.00%, 2/1/47	23,868	23,842
4.50%, 5/1/47	89,908	95,605
4.00%, 12/1/47(a)	70,000	73,130
4.50%, 12/1/47(a)	75,000	79,736

Total Federal Home Loan Mortgage Corporation		1,974,160

Federal National Mortgage Association - 11.3%
4.00%, 8/1/18	4,415	4,551
4.00%, 7/1/19	14,020	14,451
5.50%, 10/1/25	77,416	85,170
4.00%, 7/1/26	16,844	17,520
3.50%, 12/1/26	20,346	21,036
2.50%, 8/1/28	27,296	27,421
3.00%, 11/1/28	26,861	27,436
3.00%, 7/1/29	106,891	109,182
2.50%, 6/1/31	42,462	42,413
4.00%, 4/1/32	76,036	80,190
2.50%, 12/1/32(a)	150,000	149,684
3.50%, 12/1/32(a)	125,000	129,160
4.00%, 8/1/34	122,983	129,761
4.50%, 9/1/39	37,644	40,180
3.50%, 6/1/42	52,456	54,051
3.50%, 5/1/43	39,700	40,843
4.00%, 6/1/43	15,624	16,401
3.00%, 8/1/43	70,124	70,348
4.00%, 11/1/43	34,356	35,991
4.50%, 5/1/44	29,589	31,546
4.00%, 9/1/44	127,662	133,593
4.00%, 10/1/44	38,464	40,250
3.50%, 4/1/45	139,999	144,100
3.50%, 2/1/46	88,390	90,729
3.50%, 4/1/46	38,394	39,410
4.00%, 4/1/46	38,095	39,841
3.50%, 5/1/46	206,369	211,829
3.00%, 9/1/46	138,208	137,994
3.00%, 10/1/46	46,573	46,501
4.00%, 10/1/46	43,195	45,179
3.00%, 11/1/46	139,124	138,953
3.50%, 11/1/46	45,611	46,818
3.00%, 1/1/47	191,570	191,274
3.00%, 12/1/47(a)	50,000	49,877
3.50%, 12/1/47(a)	50,000	51,271
4.00%, 12/1/47(a)	75,000	78,363
4.50%, 12/1/47(a)	100,000	106,381

Total Federal National Mortgage Association		2,719,698

Government National Mortgage Association - 8.0%
5.00%, 2/20/43	68,208	74,094
5.00%, 4/20/44	151,996	163,268
3.50%, 7/20/44	224,459	232,927
4.00%, 7/20/44	106,828	112,450
5.00%, 7/20/44	28,069	30,080
3.50%, 8/20/44	277,938	288,331
5.00%, 8/20/44	26,650	28,661
3.00%, 12/20/45	286,130	288,716
3.00%, 8/20/46	66,743	67,346
3.50%, 9/20/46	255,281	264,335
4.00%, 12/20/46	85,289	89,185
4.00%, 1/20/47	81,235	84,936
3.00%, 12/1/47(a)	150,000	151,172
4.00%, 12/1/47(a)	50,000	52,223

Total Government National Mortgage Association		1,927,724

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $6,809,421)		6,825,384

U.S. GOVERNMENT OBLIGATIONS - 30.5%

U.S. Treasury Bonds - 6.2%
U.S. Treasury Bond
6.88%, 8/15/25	401,000	530,072
5.38%, 2/15/31	25,000	33,139
3.63%, 8/15/43	15,000	17,247
2.50%, 5/15/46	960,000	896,663
2.25%, 8/15/46	30,000	26,540

Total U.S. Treasury Bonds		1,503,661

U.S. Treasury Notes - 24.3%
U.S. Treasury Note
0.88%, 1/15/18	525,000	524,770
1.63%, 12/31/19	2,650,000	2,639,959
2.63%, 11/15/20	300,000	306,158
3.63%, 2/15/21	300,000	315,656
1.75%, 5/15/22	30,000	29,572
1.63%, 11/15/22	772,000	753,620
2.00%, 2/15/25	250,000	244,570
2.00%, 8/15/25	200,000	194,992
1.50%, 8/15/26	900,000	836,579

Total U.S. Treasury Notes		5,845,876

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,316,151)		7,349,537

CORPORATE BONDS - 26.1%

United States - 26.1%
21st Century Fox America, Inc.
6.65%, 11/15/37	49,000	64,020
AbbVie, Inc.
3.60%, 5/14/25	61,000	62,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2017

Investments in Long Securities	Principal Amount	Value
Allergan Funding SCS
3.45%, 3/15/22	$100,000	$101,799
Altria Group, Inc.
2.85%, 8/9/22	100,000	100,575
American Express Co.
4.05%, 12/3/42	20,000	20,680
American International Group, Inc.
4.88%, 6/1/22	66,000	71,603
Amgen, Inc.
4.66%, 6/15/51	88,000	95,093
Anthem, Inc.
4.65%, 1/15/43	69,000	73,675
AT&T, Inc.
3.80%, 3/15/22	52,000	53,841
4.35%, 6/15/45	52,000	47,200
Bank of America Corp.
2.60%, 1/15/19, Series L	192,000	193,106
Broadcom Corp.
3.88%, 1/15/27(b)	25,000	24,544
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	53,853
Capital One Financial Corp.
2.45%, 4/24/19	101,000	101,284
Charter Communications Operating LLC
6.83%, 10/23/55	25,000	29,372
Citigroup, Inc.
2.70%, 3/30/21	100,000	100,484
5.50%, 9/13/25	80,000	90,161
4.45%, 9/29/27	25,000	26,306
Comcast Corp.
6.45%, 3/15/37	54,000	71,921
ConocoPhillips
6.50%, 2/1/39	80,000	108,561
CSX Corp.
4.50%, 8/1/54	20,000	20,866
CVS Health Corp.
4.88%, 7/20/35	100,000	108,616
Dell International LLC
8.35%, 7/15/46(b)	25,000	31,555
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	131,005
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	63,126
Energy Transfer L.P.
4.65%, 6/1/21	100,000	105,325
Enterprise Products Operating LLC
3.35%, 3/15/23	187,000	190,850
FedEx Corp.
4.40%, 1/15/47	20,000	20,824
Ford Motor Co.
4.75%, 1/15/43	102,000	101,418
General Motors Financial Co., Inc.
4.00%, 1/15/25	80,000	81,638
Gilead Sciences, Inc.
3.65%, 3/1/26	100,000	103,673
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	141,206
6.00%, 6/15/20, Series D	100,000	108,524
3.69%, 6/5/28, (3.691% fixed rate until 6/05/27; 3-month USD LIBOR + 1.510% thereafter)(c)	25,000	25,258
Intel Corp.
4.10%, 5/11/47	20,000	21,461
International Business Machines Corp.
5.88%, 11/29/32	25,000	31,502
International Lease Finance Corp.
5.88%, 8/15/22	80,000	89,459
International Paper Co.
4.75%, 2/15/22	101,000	108,942
JPMorgan Chase & Co.
4.25%, 10/15/20	100,000	105,112
3.20%, 1/25/23	150,000	152,766
5.50%, 10/15/40	37,000	45,799
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	99,000	104,587
Kraft Heinz Foods Co.
5.38%, 2/10/20	100,000	106,277
3.50%, 6/6/22	150,000	153,576
Laboratory Corp. of America Holdings
3.20%, 2/1/22	75,000	76,591
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	25,000	32,746
4.09%, 9/15/52	25,000	25,747
MetLife, Inc.
3.60%, 11/13/25	100,000	103,813
Monsanto Co.
2.75%, 7/15/21	100,000	100,608
Morgan Stanley
4.88%, 11/1/22	100,000	107,789
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month USD LIBOR + 1.340% thereafter)(c)	25,000	25,174
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month USD LIBOR + 1.455% thereafter)(c)	20,000	20,386
4.38%, 1/22/47	20,000	21,398
NextEra Energy Capital Holdings, Inc.
6.00%, 3/1/19	100,000	104,649
Norfolk Southern Corp.
3.15%, 6/1/27	25,000	24,869
Northrop Grumman Corp.
3.20%, 2/1/27	25,000	25,151
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	115,000	136,640
Oracle Corp.
4.50%, 7/8/44	25,000	27,826
Pacific Gas & Electric Co.
4.25%, 5/15/21	150,000	157,818
PepsiCo, Inc.
4.50%, 1/15/20	150,000	157,564
Pfizer, Inc.
7.20%, 3/15/39	95,000	143,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2017

Investments in Long Securities	Principal Amount	Value
Philip Morris International, Inc.
4.88%, 11/15/43	$89,000	$100,005
Plains All American Pipeline L.P.
3.65%, 6/1/22	172,500	173,717
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	78,000	108,466
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	123,123
Rockwell Collins, Inc.
2.80%, 3/15/22	20,000	20,096
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	25,000	25,501
Simon Property Group L.P.
4.38%, 3/1/21	100,000	105,912
Southern California Edison Co.
4.65%, 10/1/43	79,000	92,138
Time Warner Cable LLC
6.75%, 6/15/39	47,500	55,670
Time Warner, Inc.
7.63%, 4/15/31	30,000	40,862
UnitedHealth Group, Inc.
3.10%, 3/15/26	100,000	100,572
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	132,907
Wells Fargo & Co.
4.13%, 8/15/23	100,000	105,323
Wyndham Worldwide Corp.
4.25%, 3/1/22	75,000	76,616
Xerox Corp.
4.07%, 3/17/22	71,000	71,573

TOTAL CORPORATE BONDS (Cost: $6,183,924)		6,268,401

FOREIGN CORPORATE BONDS - 4.5%

Belgium - 1.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	100,000	100,866
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	151,000	160,898

Total Belgium		261,764

Canada - 0.3%
Methanex Corp.
4.25%, 12/1/24	25,000	25,348
Nexen Energy ULC
6.40%, 5/15/37	42,000	54,387

Total Canada		79,735

Colombia - 0.5%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	111,875

Japan - 0.1%
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	20,000	20,501

Mexico - 1.1%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	150,000	158,732
Petroleos Mexicanos
6.00%, 3/5/20	105,000	112,114

Total Mexico		270,846

Netherlands - 0.5%
Cooperatieve Rabobank UA
5.25%, 5/24/41	25,000	30,721
Shell International Finance B.V.
5.50%, 3/25/40	79,000	97,710

Total Netherlands		128,431

Norway - 0.4%
Statoil ASA
2.45%, 1/17/23	100,000	99,460

United Kingdom - 0.5%
HSBC Holdings PLC
5.10%, 4/5/21	101,000	109,010

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,065,816)		1,081,622

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%

Colombia - 0.5%
Colombia Government International Bond
11.75%, 2/25/20	100,000	121,125

Italy - 0.4%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	100,733

Mexico - 0.5%
Mexico Government International Bond
4.00%, 10/2/23	113,000	119,102

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $337,822)		340,960

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%

United States - 3.8%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	98,641
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	31,856	31,866
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,151
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	81,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2017

Investments in Long Securities	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	$50,000	$53,324
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	71,638	71,977
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	106,981
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	216,312	219,571
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	106,188
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	100,752

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $930,811)		927,457

MUNICIPAL BOND - 0.8%

United States - 0.8%
State of California
7.55%, 4/1/39
(Cost: $173,893)	120,000	186,182

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 95.5% (Cost: $22,817,838)		22,979,543

Securities Sold Short
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.7)%

Government National Mortgage Association - (0.7)%
3.50%, 12/1/47(a)
(Proceeds: $181,016)	(175,000)	(180,978)

Other Assets less Liabilities - 5.2%		1,256,058

NET ASSETS - 100.0%		$24,054,623

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.

3-month USD LIBOR – 3-month USD London Interbank Offered Rate as of November 30, 2017 is 1.487%.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	25	03/29/18	$(5,360,156)	$1,725
5 Year U.S. Treasury Note	114	03/29/18	(13,263,188)	34,671
U.S. Treasury Ultra Long Term Bond	12	03/20/18	(1,978,500)	14,719
Ultra 10 Year U.S. Treasury Note	22	03/20/18	(2,929,781)	22,275

			$(23,531,625)	$73,390

[1]	“Notional Amount” represents the current notional value of the futures contract.
†	As of November 30, 2017, cash collateral posted by the Fund with the broker for futures contracts was $258,430.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 27.7%

Federal Home Loan Bank - 0.3%
Federal Home Loan Bank
5.50%, 7/15/36	$50,000	$67,934

Federal Home Loan Mortgage Corporation - 7.3%
6.75%, 9/15/29, Series GDIF	50,000	69,785
2.50%, 2/1/30	53,447	53,389
2.50%, 12/1/32(a)	65,000	64,868
3.00%, 12/1/32(a)	100,000	101,854
3.50%, 12/1/32(a)	25,000	25,862
4.00%, 6/1/34	30,488	32,206
3.00%, 8/1/43	44,806	44,908
4.00%, 12/1/43	39,796	41,659
4.50%, 4/1/44	38,673	41,173
4.00%, 11/1/45	66,797	69,824
4.00%, 3/1/46	68,351	71,449
3.50%, 4/1/46	101,046	103,688
3.50%, 5/1/46	41,110	42,185
3.00%, 6/1/46	44,679	44,655
4.00%, 9/1/46	42,039	43,947
3.00%, 11/1/46	70,590	70,529
3.50%, 12/1/46	91,141	93,524
3.00%, 2/1/47	96,262	96,194
3.50%, 2/1/47	95,188	97,677
3.00%, 3/1/47	119,956	119,818
4.50%, 5/1/47	31,468	33,462
3.50%, 7/1/47	73,645	75,571
3.50%, 12/1/47(a)	25,000	25,629
4.00%, 12/1/47(a)	40,000	41,789
4.50%, 12/1/47(a)	25,000	26,579
5.00%, 12/1/47(a)	50,000	53,940

Total Federal Home Loan Mortgage Corporation		1,586,164

Federal National Mortgage Association - 12.5%
2.13%, 4/24/26	200,000	193,928
4.00%, 7/1/26	16,844	17,520
3.50%, 12/1/26	20,346	21,036
2.50%, 8/1/28	27,296	27,421
3.00%, 11/1/28	26,861	27,436
3.00%, 7/1/29	53,445	54,591
2.50%, 6/1/31	42,462	42,413
2.00%, 12/1/32(a)	25,000	24,355
2.50%, 12/1/32(a)	90,000	89,810
3.00%, 12/1/32(a)	50,000	50,942
3.50%, 12/1/32(a)	25,000	25,832
4.00%, 8/1/34	54,767	57,786
3.50%, 2/1/35	20,689	21,507
3.00%, 12/1/36	94,769	96,084
4.50%, 2/1/41	43,169	46,237
4.50%, 10/1/41	49,358	52,874
3.50%, 6/1/42	52,456	54,051
3.50%, 5/1/43	39,700	40,843
4.00%, 6/1/43	15,624	16,401
4.00%, 11/1/43	34,356	35,991
4.50%, 5/1/44	29,589	31,546
4.00%, 9/1/44	33,033	34,568
4.00%, 10/1/44	38,464	40,250
4.00%, 1/1/46	111,570	116,676
3.50%, 2/1/46	119,135	122,287
3.50%, 4/1/46	38,394	39,410
4.00%, 4/1/46	38,095	39,841
3.50%, 5/1/46	41,274	42,366
3.00%, 9/1/46	138,208	137,994
3.00%, 10/1/46	164,872	164,705
4.00%, 10/1/46	43,195	45,179
3.00%, 11/1/46	139,124	138,953
3.50%, 11/1/46	91,222	93,636
3.00%, 2/1/47	96,704	96,554
4.00%, 3/1/47	89,676	93,792
3.50%, 5/1/47	94,571	97,073
3.50%, 7/1/47	97,425	100,003
2.50%, 12/1/47(a)	25,000	24,057
3.00%, 12/1/47(a)	25,000	24,939
3.50%, 12/1/47(a)	75,000	76,907
4.00%, 12/1/47(a)	50,000	52,242
4.50%, 12/1/47(a)	25,000	26,595
5.00%, 12/1/47(a)	75,000	81,094

Total Federal National Mortgage Association		2,717,725

Government National Mortgage Association - 7.6%
3.50%, 3/20/43	78,309	81,412
5.00%, 12/20/43	108,600	116,513
3.50%, 8/20/44	138,969	144,165
5.00%, 8/20/44	56,291	60,539
4.50%, 12/20/44	78,370	83,311
3.50%, 7/20/45	48,966	50,732
3.50%, 9/20/45	44,471	46,075
3.00%, 12/20/45	158,227	159,657
4.00%, 12/20/45	36,941	38,866
3.00%, 3/20/46	96,759	97,633
4.00%, 4/20/46	56,211	59,080
4.00%, 8/20/46	23,889	25,023
4.00%, 12/20/46	26,920	28,150
3.00%, 1/20/47	94,210	95,062
4.00%, 1/20/47	40,617	42,468
3.50%, 4/20/47	119,148	123,374
3.00%, 6/20/47	73,169	73,830
3.50%, 9/20/47	99,503	103,032
3.00%, 12/1/47(a)	25,000	25,195
3.50%, 12/1/47(a)	75,000	77,562
4.00%, 12/1/47(a)	75,000	78,334
4.50%, 12/1/47(a)	25,000	26,333

Total Government National Mortgage Association		1,636,346

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $6,009,031)		6,008,169

U.S. GOVERNMENT OBLIGATIONS - 34.7%

U.S. Treasury Bonds - 6.9%
U.S. Treasury Bond
6.88%, 8/15/25	345,000	456,047
4.50%, 2/15/36	30,000	38,402
5.00%, 5/15/37	80,000	108,977
3.13%, 8/15/44	465,000	491,964
2.50%, 5/15/46	265,000	247,516
2.25%, 8/15/46	40,000	35,386
2.75%, 8/15/47	125,000	122,900

Total U.S. Treasury Bonds		1,501,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

Investments	Principal Amount	Value
U.S. Treasury Notes - 27.8%
U.S. Treasury Note
1.38%, 9/30/18	$215,000	$214,559
1.50%, 12/31/18	500,000	498,955
1.75%, 9/30/19	800,000	799,500
1.63%, 12/31/19	550,000	547,916
1.38%, 2/29/20	130,000	128,700
1.13%, 3/31/20	100,000	98,393
1.13%, 4/30/20	500,000	491,494
1.38%, 1/31/21	240,000	235,748
1.38%, 4/30/21	300,000	293,936
2.00%, 11/15/21	50,000	49,940
2.00%, 12/31/21	700,000	698,004
1.88%, 2/28/22	200,000	198,230
1.88%, 10/31/22	450,000	444,437
2.00%, 10/31/22	210,000	208,679
1.63%, 11/15/22	5,000	4,881
1.75%, 5/15/23	150,000	146,581
2.25%, 11/15/25	665,000	659,337
1.50%, 8/15/26	300,000	278,860
2.00%, 11/15/26	10,000	9,672
2.25%, 8/15/27	20,000	19,689

Total U.S. Treasury Notes		6,027,511

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,559,814)		7,528,703

CORPORATE BONDS - 24.3%

United States - 24.3%
21st Century Fox America, Inc.
6.65%, 11/15/37	21,000	27,437
Abbott Laboratories
3.40%, 11/30/23	50,000	50,848
4.75%, 11/30/36	25,000	27,432
AbbVie, Inc.
3.60%, 5/14/25	50,000	51,168
Adobe Systems, Inc.
4.75%, 2/1/20	25,000	26,378
AEP Texas, Inc.
3.80%, 10/1/47(b)	25,000	25,434
Air Lease Corp.
3.63%, 4/1/27	20,000	19,918
Altria Group, Inc.
4.75%, 5/5/21	75,000	80,555
American Express Co.
3.00%, 10/30/24	25,000	24,920
American Honda Finance Corp.
2.25%, 8/15/19	10,000	10,024
American International Group, Inc.
4.88%, 6/1/22	101,000	109,574
American Tower Corp.
3.55%, 7/15/27	20,000	19,850
Amgen, Inc.
4.66%, 6/15/51	67,000	72,401
Anadarko Petroleum Corp.
6.45%, 9/15/36	25,000	30,253
Anthem, Inc.
4.65%, 1/15/43	63,000	67,268
Apple, Inc.
1.90%, 2/7/20	25,000	24,917
4.50%, 2/23/36	100,000	113,613
AT&T, Inc.
3.80%, 3/15/22	34,000	35,204
4.35%, 6/15/45	48,000	43,569
4.55%, 3/9/49	15,000	13,899
Bank of America Corp.
2.60%, 1/15/19, Series L	143,000	143,824
Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	50,000	64,864
Boeing Co. (The)
6.00%, 3/15/19	25,000	26,269
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	95,500	99,864
Capital One Financial Corp.
3.75%, 3/9/27	25,000	25,264
Celgene Corp.
3.88%, 8/15/25	50,000	51,570
Charter Communications Operating LLC
4.46%, 7/23/22	50,000	52,182
Cisco Systems, Inc.
4.95%, 2/15/19	25,000	25,886
4.45%, 1/15/20	25,000	26,210
Citigroup, Inc.
2.65%, 10/26/20	30,000	30,127
4.75%, 5/18/46	75,000	81,090
CME Group, Inc.
3.00%, 9/15/22	50,000	50,968
Comcast Corp.
6.45%, 3/15/37	40,000	53,274
ConocoPhillips
6.50%, 2/1/39	25,000	33,925
CSX Corp.
4.50%, 8/1/54	15,000	15,649
CVS Health Corp.
3.38%, 8/12/24	100,000	100,551
Dominion Energy, Inc.
5.75%, 10/1/54, (5.750% fixed rate until 10/01/24; 3-month USD LIBOR + 3.057% thereafter)(c)	50,000	54,125
Dow Chemical Co. (The)
4.25%, 11/15/20	55,000	57,642
Duke Energy Florida LLC
6.40%, 6/15/38	33,500	46,477
Eastman Chemical Co.
4.65%, 10/15/44	50,000	53,629
Energy Transfer L.P.
4.50%, 11/1/23	100,000	103,873
Enterprise Products Operating LLC
3.35%, 3/15/23	85,000	86,750
FedEx Corp.
4.10%, 4/15/43	25,000	25,166
Florida Power & Light Co.
5.96%, 4/1/39	20,000	26,746
Ford Motor Co.
4.75%, 1/15/43	51,000	50,709
General Electric Co.
3.38%, 3/11/24	100,000	102,989
General Motors Financial Co., Inc.
4.30%, 7/13/25	85,000	88,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

Investments	Principal Amount	Value
Gilead Sciences, Inc.
4.50%, 4/1/21	$100,000	$106,313
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	40,000	42,468
6.00%, 6/15/20, Series D	50,000	54,262
4.25%, 10/21/25	50,000	52,313
Halliburton Co.
4.75%, 8/1/43	25,000	26,320
Home Depot, Inc. (The)
2.00%, 6/15/19	10,000	10,005
3.90%, 6/15/47	10,000	10,292
International Business Machines Corp.
8.38%, 11/1/19	25,000	27,914
International Lease Finance Corp.
5.88%, 8/15/22	25,000	27,956
International Paper Co.
3.80%, 1/15/26	45,000	46,502
Invesco Finance PLC
5.38%, 11/30/43	10,000	12,211
John Deere Capital Corp.
1.25%, 10/9/19	25,000	24,609
Johnson Controls International PLC
3.63%, 7/2/24(c)	20,000	20,772
JPMorgan Chase & Co.
4.95%, 3/25/20	25,000	26,484
4.25%, 10/15/20	75,000	78,834
3.88%, 9/10/24	50,000	52,131
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	63,000	66,555
Kraft Heinz Foods Co.
3.50%, 6/6/22	100,000	102,384
Laboratory Corp. of America Holdings
3.20%, 2/1/22	50,000	51,061
Lockheed Martin Corp.
4.09%, 9/15/52	50,000	51,493
Mastercard, Inc.
2.00%, 4/1/19	10,000	10,015
MetLife, Inc.
3.05%, 12/15/22	100,000	101,598
Microsoft Corp.
4.00%, 2/8/21	25,000	26,353
3.50%, 2/12/35	100,000	102,410
Monsanto Co.
2.75%, 7/15/21	100,000	100,608
Morgan Stanley
2.80%, 6/16/20	25,000	25,240
5.50%, 7/28/21	50,000	54,961
7.25%, 4/1/32	25,000	34,485
NextEra Energy Capital Holdings, Inc.
6.00%, 3/1/19	50,000	52,325
3.55%, 5/1/27	25,000	25,550
NiSource Finance Corp.
4.80%, 2/15/44	25,000	27,805
Norfolk Southern Corp.
3.15%, 6/1/27	20,000	19,895
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	20,000	23,763
Oracle Corp.
5.00%, 7/8/19	25,000	26,180
Pacific Gas & Electric Co.
4.25%, 5/15/21	100,000	105,212
Pfizer, Inc.
7.20%, 3/15/39	32,000	48,264
Philip Morris International, Inc.
4.88%, 11/15/43	87,000	97,757
Pitney Bowes, Inc.
4.63%, 3/15/24	25,000	22,594
Plains All American Pipeline L.P.
3.65%, 6/1/22	32,500	32,729
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/19	25,000	26,647
3.90%, 4/29/24	25,000	26,238
Procter & Gamble Co. (The)
3.50%, 10/25/47	10,000	9,889
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	25,000	27,554
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	25,000	25,501
Simon Property Group L.P.
3.38%, 10/1/24	104,000	106,296
Southern California Edison Co.
4.65%, 10/1/43	52,000	60,648
Starbucks Corp.
2.00%, 12/5/18	8,000	8,015
Target Corp.
2.30%, 6/26/19	10,000	10,053
Texas Instruments, Inc.
2.75%, 3/12/21	25,000	25,404
Time Warner Cable LLC
6.75%, 6/15/39	54,500	63,874
Time Warner, Inc.
7.63%, 4/15/31	20,000	27,241
U.S. Bancorp
2.35%, 1/29/21	25,000	25,081
UnitedHealth Group, Inc.
2.75%, 2/15/23	100,000	100,257
Ventas Realty L.P.
4.38%, 2/1/45	20,000	20,302
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	20,000	19,792
Verizon Communications, Inc.
5.15%, 9/15/23	50,000	55,378
4.52%, 9/15/48	25,000	24,428
Wal-Mart Stores, Inc.
1.95%, 12/15/18	10,000	10,023
Walt Disney Co. (The)
5.50%, 3/15/19	20,000	20,882
Waste Management, Inc.
3.90%, 3/1/35	20,000	20,800
Wells Fargo & Co.
4.13%, 8/15/23	75,000	78,992
4.90%, 11/17/45	50,000	55,568
Williams Partners L.P.
4.90%, 1/15/45	15,000	15,632
Wyndham Worldwide Corp.
4.25%, 3/1/22	50,000	51,077
Xerox Corp.
4.07%, 3/17/22	43,000	43,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

Investments	Principal Amount	Value
6.75%, 12/15/39	$15,000	$15,382

TOTAL CORPORATE BONDS (Cost: $5,192,633)		5,255,244

FOREIGN CORPORATE BONDS - 3.9%

Australia - 0.2%
Westpac Banking Corp.
2.25%, 1/17/19	20,000	20,058
2.15%, 3/6/20	25,000	24,965

Total Australia		45,023

Belgium - 0.3%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	50,000	50,433
3.30%, 2/1/23	25,000	25,662

Total Belgium		76,095

Brazil - 0.3%
Vale Overseas Ltd.
5.88%, 6/10/21(d)	50,000	54,938

Canada - 0.4%
Nexen Energy ULC
6.40%, 5/15/37	13,000	16,834
Royal Bank of Canada
2.15%, 3/6/20	25,000	24,944
4.65%, 1/27/26	25,000	26,835
TELUS Corp.
3.70%, 9/15/27	20,000	20,442

Total Canada		89,055

France - 0.1%
Orange S.A.
1.63%, 11/3/19	25,000	24,731

Germany - 0.1%
Deutsche Bank AG
4.10%, 1/13/26	25,000	25,479

Mexico - 0.7%
Petroleos Mexicanos
6.00%, 3/5/20	96,000	102,504
6.50%, 3/13/27(b)	50,000	55,200

Total Mexico		157,704

Netherlands - 0.6%
Cooperatieve Rabobank UA
4.50%, 1/11/21	20,000	21,262
Shell International Finance B.V.
4.38%, 3/25/20	100,000	104,844

Total Netherlands		126,106

Norway - 0.1%
Statoil ASA
3.95%, 5/15/43	15,000	15,320

Switzerland - 0.4%
Credit Suisse AG
5.40%, 1/14/20	25,000	26,448
Novartis Capital Corp.
3.10%, 5/17/27	25,000	25,370
Tyco Electronics Group S.A.
2.38%, 12/17/18	25,000	25,090

Total Switzerland		76,908

United Kingdom - 0.7%
BAT Capital Corp.
3.56%, 8/15/27(b)	25,000	25,025
4.39%, 8/15/37(b)	25,000	25,913
HSBC Holdings PLC
5.10%, 4/5/21	96,000	103,614

Total United Kingdom		154,552

TOTAL FOREIGN CORPORATE BONDS (Cost: $842,479)		845,911

FOREIGN GOVERNMENT AGENCIES - 0.9%

Canada - 0.4%
Province of Ontario Canada
2.50%, 4/27/26	50,000	49,034
Province of Quebec Canada
2.38%, 1/31/22	50,000	49,959

Total Canada		98,993

Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
4.88%, 6/17/19	100,000	104,513

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $205,570)		203,506

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%

Colombia - 0.3%
Colombia Government International Bond
11.75%, 2/25/20	25,000	30,281
8.13%, 5/21/24	25,000	31,906

Total Colombia		62,187

Hungary - 0.3%
Hungary Government International Bond
5.75%, 11/22/23	26,000	29,876
7.63%, 3/29/41	26,000	40,344

Total Hungary		70,220

Italy - 0.3%
Republic of Italy Government International Bond
5.38%, 6/15/33	56,000	65,594

Mexico - 0.4%
Mexico Government International Bond
4.00%, 10/2/23	81,000	85,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

Investments	Principal Amount	Value
Philippines - 0.2%
Philippine Government International Bond
9.50%, 2/2/30	$26,000	$41,160

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $319,077)		324,535

SUPRANATIONAL BONDS - 0.4%
Asian Development Bank
1.75%, 3/21/19	10,000	9,990
1.88%, 4/12/19	10,000	10,005
Corporacion Andina de Fomento
4.38%, 6/15/22	25,000	26,823
European Investment Bank
1.57%, 3/15/19	10,000	10,004
1.87%, 6/17/19	10,000	9,981
Inter-American Development Bank
3.88%, 9/17/19	10,000	10,345
International Bank for Reconstruction & Development
1.88%, 3/15/19, Series GDIF	10,000	10,008

TOTAL SUPRANATIONAL BONDS (Cost: $87,419)		87,156

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

United States - 2.2%
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,369
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	50,143
JPMBB Commercial Mortgage Securities Trust
3.05%, 4/15/47, Series 2014-C19, Class A2	119,928	121,303
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	28,655	28,791
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,907
3.07%, 2/15/48, Series 2015-C20, Class ASB	60,000	61,016
Wells Fargo Commercial Mortgage Trust
3.10%, 6/15/49, Series 2016-C34, Class A4	95,000	94,937
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	47,785

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $470,593)		466,251

MUNICIPAL BONDS - 0.5%

United States - 0.5%
New Jersey Turnpike Authority
7.10%, 1/1/41	50,000	73,855
State of California
7.55%, 4/1/39	20,000	31,030

TOTAL MUNICIPAL BONDS (Cost: $100,170)		104,885

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
Ford Credit Auto Owner Trust
1.22%, 3/15/21, Series 2016-C, Class A3	50,000	49,537
Honda Auto Receivables Owner Trust
1.21%, 12/18/20, Series 2016-4, Class A3	40,000	39,636
World Financial Network Credit Card Master Trust
2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,723

TOTAL ASSET-BACKED SECURITIES (Cost: $106,231)		105,896

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $20,893,017)		20,930,256
Other Assets less Liabilities - 3.4%		743,723

NET ASSETS - 100.0%		$21,673,979

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at November 30, 2017 (See Note 2). At November 30, 2017, the total market value of the Fund’s securities on loan was $49,444 and the total market value of the collateral held by the Fund was $51,596. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $51,596.

3-month USD LIBOR – 3-month USD London Interbank Offered Rate as of November 30, 2017 is 1.487%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	23	3/29/18	$(2,675,906)	$7,342
U.S. Treasury Ultra Long Term Bond	26	3/20/18	(4,286,750)	31,891
Ultra 10 Year U.S. Treasury Note	121	3/20/18	(16,113,797)	121,485

			$(23,076,453)	$160,718

[1]	“Notional Amount” represents the current notional value of the futures contract.
†	As of November 30, 2017, cash collateral posted by the Fund with the broker for futures contracts was $318,996.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 24.4%

Federal Home Loan Mortgage Corporation - 9.5%
5.00%, 6/1/37	$4,205	$4,578
5.50%, 2/1/40	15,530	17,233
4.00%, 11/1/40	28,969	30,399
5.50%, 6/1/41	468,013	519,178
5.00%, 7/1/41	14,091	15,349
3.50%, 1/1/44	261,711	269,714
3.00%, 2/1/44	296,595	297,274
3.50%, 5/1/44	129,958	133,602
4.50%, 5/1/44	26,133	27,825
3.50%, 7/1/44	136,146	140,035
4.50%, 7/1/44	307,419	327,294
3.50%, 10/1/44	46,329	47,597
3.50%, 1/1/45	132,880	136,355
4.00%, 3/1/45	27,930	29,197
3.00%, 4/1/45	38,394	38,358
3.00%, 5/1/45	156,196	156,063
3.50%, 6/1/45	137,601	141,200
4.00%, 6/1/45	123,088	128,672
3.00%, 7/1/45	40,121	40,090
3.00%, 8/1/45	162,036	161,916
3.50%, 8/1/45	419,499	430,469
4.00%, 9/1/45	243,602	254,640
4.00%, 10/1/45	274,747	287,196
3.50%, 11/1/45	146,914	150,756
4.00%, 11/1/45	203,212	212,420
3.00%, 12/1/45	162,401	162,312
4.50%, 12/1/45	450,998	480,207
4.00%, 2/1/46	220,462	230,451
3.50%, 3/1/46	334,415	343,160
3.50%, 4/1/46	444,603	456,229
3.50%, 5/1/46	479,294	491,827
3.00%, 6/1/46	178,716	178,618
3.50%, 6/1/46	486,320	499,037
3.00%, 9/1/46	459,270	459,019
3.50%, 9/1/46	370,549	380,239
3.50%, 10/1/46	137,442	141,037
3.00%, 11/1/46	1,256,898	1,256,019
4.00%, 11/1/46	85,990	89,897
3.00%, 12/1/46	623,860	623,382
3.50%, 12/1/46	938,605	963,149
3.00%, 1/1/47	391,583	391,308
4.00%, 1/1/47	377,803	394,998
3.00%, 2/1/47	286,421	286,106
4.00%, 2/1/47	355,568	371,720
3.00%, 4/1/47	290,269	289,975
3.50%, 4/1/47	286,543	294,036
4.00%, 4/1/47	373,378	390,296
3.50%, 5/1/47	495,793	508,758
4.00%, 5/1/47	324,902	339,623
4.50%, 5/1/47	89,908	95,605
3.00%, 7/1/47	294,414	294,025
4.00%, 7/1/47	482,427	504,637
3.50%, 9/1/47	444,726	456,355
3.00%, 10/1/47	397,671	397,207
2.50%, 12/1/47(a)	100,000	96,211
3.00%, 12/1/47(a)	1,450,000	1,446,067
3.50%, 12/1/47(a)	1,950,000	1,998,291
4.00%, 12/1/47(a)	1,350,000	1,410,031
4.50%, 12/1/47(a)	750,000	797,316
5.00%, 12/1/47(a)	700,000	755,156
5.50%, 12/1/47(a)	275,000	301,457

Total Federal Home Loan Mortgage Corporation		22,571,171

Federal National Mortgage Association - 14.9%
5.00%, 5/1/38	24,138	26,180
5.50%, 6/1/38	193,863	215,287
5.50%, 11/1/38	4,871	5,403
5.50%, 10/1/39	208,036	230,442
5.50%, 4/1/40	26,598	29,643
4.00%, 10/1/40	308,717	324,192
4.50%, 2/1/41	144,494	154,763
5.50%, 9/1/41	105,966	117,585
4.00%, 12/1/42	227,960	239,323
2.50%, 3/1/43	32,388	31,329
3.00%, 5/1/43	312,437	313,486
3.50%, 5/1/43	79,399	81,686
4.00%, 6/1/43	218,740	229,618
3.00%, 7/1/43	40,103	40,233
4.00%, 8/1/43	116,714	122,268
4.00%, 9/1/43	308,609	323,465
4.50%, 9/1/43	53,051	56,877
3.50%, 10/1/43	455,811	468,595
4.00%, 5/1/44	26,420	27,655
4.50%, 5/1/44	311,810	332,407
3.50%, 6/1/44	383,477	395,156
4.00%, 7/1/44	29,746	31,128
4.00%, 8/1/44	147,155	153,993
4.00%, 10/1/44	467,590	489,300
4.00%, 11/1/44	23,409	24,494
3.00%, 1/1/45	15,908	15,905
3.50%, 2/1/45	526,956	540,898
4.00%, 2/1/45	126,516	132,386
3.00%, 4/1/45	384,748	384,579
3.00%, 5/1/45	134,983	134,871
3.00%, 6/1/45	325,925	325,740
3.50%, 6/1/45	150,561	154,544
3.50%, 7/1/45	74,621	76,595
3.50%, 9/1/45	353,472	362,823
4.00%, 9/1/45	165,510	173,100
3.00%, 10/1/45	158,493	158,321
3.50%, 10/1/45	275,805	283,102
3.00%, 11/1/45	153,870	153,664
3.50%, 11/1/45	155,812	159,934
4.00%, 11/1/45	374,260	391,382
3.00%, 12/1/45	158,876	158,630
3.50%, 12/1/45	1,046,566	1,074,253
4.00%, 12/1/45	560,655	586,307
3.00%, 2/1/46	352,686	352,140
3.50%, 3/1/46	267,554	274,633
4.00%, 3/1/46	391,946	409,836
3.50%, 4/1/46	1,238,481	1,271,247
4.00%, 4/1/46	228,570	239,048
3.50%, 5/1/46	606,070	622,104
4.50%, 5/1/46	146,776	156,210
3.00%, 6/1/46	150,661	150,428
3.50%, 6/1/46	336,117	345,009
4.50%, 6/1/46	313,925	334,201
3.50%, 7/1/46	1,112,881	1,142,323
2.50%, 8/1/46	24,576	23,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
2.50%, 9/1/46	$23,832	$22,956
3.00%, 9/1/46	276,416	275,988
3.00%, 10/1/46	1,105,969	1,104,470
4.00%, 10/1/46	259,171	271,076
3.00%, 11/1/46	928,584	927,414
3.50%, 11/1/46	273,667	280,907
3.00%, 12/1/46	335,572	335,053
4.00%, 12/1/46	324,438	339,358
3.00%, 1/1/47	628,419	627,446
4.50%, 1/1/47	369,964	393,870
3.00%, 2/1/47	335,828	335,308
3.50%, 2/1/47	497,470	510,632
3.00%, 3/1/47	336,886	336,364
4.00%, 3/1/47	319,761	334,400
4.50%, 3/1/47	252,344	268,649
3.00%, 4/1/47	384,058	383,463
3.00%, 5/1/47	388,846	388,244
3.50%, 5/1/47	39,285	40,324
4.00%, 5/1/47	400,063	418,450
3.50%, 6/1/47	429,332	440,690
4.00%, 6/1/47	743,774	777,847
3.00%, 8/1/47	507,268	506,482
3.50%, 8/1/47	490,360	503,333
3.00%, 10/1/47	422,089	421,435
4.00%, 10/1/47	482,543	504,527
3.50%, 11/1/47	498,169	511,348
2.50%, 12/1/47(a)	150,000	144,340
3.00%, 12/1/47(a)	1,700,000	1,695,249
3.50%, 12/1/47(a)	2,350,000	2,408,653
4.00%, 12/1/47(a)	1,550,000	1,618,980
4.50%, 12/1/47(a)	1,150,000	1,223,280
5.00%, 12/1/47(a)	975,000	1,054,219
5.50%, 12/1/47(a)	800,000	880,403

Total Federal National Mortgage Association		35,337,551

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $58,104,799)		57,908,722

U.S. GOVERNMENT OBLIGATIONS - 14.4%

U.S. Treasury Bonds - 2.8%
U.S. Treasury Bond
8.75%, 5/15/20	380,000	443,687
8.75%, 8/15/20	800,000	946,031
8.13%, 5/15/21	1,250,000	1,506,983
8.13%, 8/15/21	800,000	974,906
8.00%, 11/15/21	400,000	490,820
7.25%, 8/15/22	700,000	860,946
7.63%, 11/15/22	100,000	125,787
6.75%, 8/15/26	250,000	336,289
6.63%, 2/15/27	450,000	608,265
6.38%, 8/15/27	200,000	268,879

Total U.S. Treasury Bonds		6,562,593

U.S. Treasury Notes - 11.6%
U.S. Treasury Note
3.75%, 11/15/18	400,000	407,773
1.25%, 1/31/19	750,000	746,074
1.50%, 5/31/19	5,110,000	5,090,438
0.75%, 8/15/19	275,000	270,311
1.50%, 10/31/19	400,000	397,820
1.25%, 1/31/20	500,000	494,023
1.13%, 4/30/20	1,550,000	1,523,632
1.38%, 4/30/20	1,000,000	988,792
1.63%, 7/31/20	200,000	198,707
1.38%, 9/30/20	750,000	739,339
1.63%, 10/15/20	115,000	114,124
2.13%, 1/31/21	1,140,000	1,146,212
2.00%, 2/28/21	1,410,000	1,411,873
2.00%, 2/15/22	625,000	623,572
1.88%, 4/30/22	500,000	495,010
2.00%, 7/31/22	260,000	258,614
1.63%, 8/15/22	700,000	685,057
1.88%, 10/31/22	700,000	691,346
1.63%, 11/15/22	200,000	195,238
2.13%, 12/31/22	800,000	798,875
1.50%, 3/31/23	250,000	241,437
1.75%, 5/15/23	900,000	879,486
2.50%, 8/15/23	3,879,000	3,938,397
2.38%, 8/15/24	300,000	301,307
2.25%, 10/31/24	155,000	154,413
2.25%, 11/15/25	500,000	495,742
1.63%, 5/15/26	530,000	499,028
1.50%, 8/15/26	1,150,000	1,068,962
2.00%, 11/15/26	650,000	628,672
2.25%, 2/15/27	675,000	665,547
2.38%, 5/15/27	915,000	911,229
2.25%, 8/15/27	240,000	236,264
2.25%, 11/15/27	250,000	246,319

Total U.S. Treasury Notes		27,543,633

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $34,393,121)		34,106,226

CORPORATE BONDS - 42.1%

United States - 42.1%
21st Century Fox America, Inc.
3.70%, 9/15/24	50,000	51,636
6.20%, 12/15/34	100,000	123,417
4.75%, 9/15/44	120,000	126,547
4.95%, 10/15/45	300,000	326,475
3M Co.
2.25%, 9/19/26	300,000	284,571
Abbott Laboratories
3.40%, 11/30/23	241,000	245,085
5.30%, 5/27/40	250,000	284,767
4.90%, 11/30/46	100,000	111,763
AbbVie, Inc.
2.50%, 5/14/20	255,000	255,898
2.90%, 11/6/22	430,000	431,279
2.85%, 5/14/23	250,000	249,206
4.50%, 5/14/35	250,000	268,323
4.45%, 5/14/46	200,000	211,348
Adobe Systems, Inc.
3.25%, 2/1/25	30,000	30,786
AEP Transmission Co. LLC
3.75%, 12/1/47(b)	50,000	50,721
Aetna, Inc.
3.88%, 8/15/47	200,000	189,941
Air Lease Corp.
2.13%, 1/15/20	113,000	112,399
3.88%, 4/1/21	50,000	52,030
3.38%, 6/1/21	200,000	204,773
4.25%, 9/15/24	80,000	84,233
Alabama Power Co.
3.75%, 3/1/45	257,000	259,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
Allergan Funding SCS
4.55%, 3/15/35	$100,000	$103,213
4.75%, 3/15/45	100,000	104,987
Allergan, Inc.
2.80%, 3/15/23	170,000	166,368
Altria Group, Inc.
4.00%, 1/31/24	100,000	106,577
2.63%, 9/16/26(c)	220,000	212,178
Amazon.com, Inc.
4.80%, 12/5/34	150,000	173,573
4.95%, 12/5/44	20,000	23,560
Ameren Corp.
3.65%, 2/15/26	50,000	51,277
American Airlines Pass Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	57,113	57,434
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	15,000	14,907
American Electric Power Co., Inc.
2.95%, 12/15/22, Series F	55,000	55,499
American International Group, Inc.
3.30%, 3/1/21	180,000	184,059
4.13%, 2/15/24	170,000	179,612
3.90%, 4/1/26	100,000	103,403
3.88%, 1/15/35	193,000	189,437
4.50%, 7/16/44	100,000	105,051
4.80%, 7/10/45	50,000	54,795
American Tower Corp.
3.30%, 2/15/21	120,000	122,452
3.38%, 10/15/26	150,000	147,543
3.55%, 7/15/27	200,000	198,497
American Water Capital Corp.
3.85%, 3/1/24	125,000	131,824
3.40%, 3/1/25	250,000	256,527
3.75%, 9/1/47	200,000	202,120
Ameriprise Financial, Inc.
4.00%, 10/15/23	252,000	267,448
2.88%, 9/15/26	170,000	165,258
Amgen, Inc.
2.65%, 5/11/22	250,000	249,395
3.63%, 5/15/22	125,000	129,233
3.63%, 5/22/24	159,000	165,287
3.13%, 5/1/25	145,000	145,422
4.40%, 5/1/45	160,000	169,657
4.66%, 6/15/51	100,000	108,061
Amphenol Corp.
2.20%, 4/1/20	150,000	149,549
Anadarko Petroleum Corp.
6.45%, 9/15/36	130,000	157,317
7.95%, 6/15/39	100,000	135,130
6.60%, 3/15/46	102,000	128,690
Analog Devices, Inc.
2.88%, 6/1/23	28,000	27,922
Andeavor Logistics L.P.
6.13%, 10/15/21	10,000	10,306
Anthem, Inc.
3.13%, 5/15/22	80,000	80,714
4.65%, 8/15/44	200,000	214,766
Aon PLC
3.88%, 12/15/25	175,000	182,904
Apache Corp.
2.63%, 1/15/23	100,000	97,504
5.10%, 9/1/40	100,000	105,804
Appalachian Power Co.
7.00%, 4/1/38	80,000	112,983
Archer-Daniels-Midland Co.
2.50%, 8/11/26	160,000	152,025
Arizona Public Service Co.
4.50%, 4/1/42	115,000	128,015
AT&T, Inc.
2.30%, 3/11/19	25,000	25,042
2.45%, 6/30/20	250,000	249,594
3.00%, 2/15/22	25,000	25,099
2.63%, 12/1/22	25,000	24,532
3.95%, 1/15/25	310,000	316,139
3.40%, 5/15/25	345,000	339,512
3.90%, 8/14/27	450,000	448,158
4.50%, 5/15/35	465,000	454,777
5.25%, 3/1/37	200,000	209,357
6.38%, 3/1/41	475,000	556,857
5.15%, 3/15/42	350,000	356,957
4.30%, 12/15/42	182,000	168,772
4.80%, 6/15/44	25,000	24,368
4.75%, 5/15/46	155,000	147,690
5.30%, 8/14/58	425,000	420,546
Atmos Energy Corp.
4.13%, 10/15/44	200,000	213,725
Autodesk, Inc.
4.38%, 6/15/25	25,000	26,472
AutoZone, Inc.
3.13%, 7/15/23	50,000	50,158
3.25%, 4/15/25	50,000	49,701
Baltimore Gas & Electric Co.
2.40%, 8/15/26	290,000	273,662
Bank of America Corp.
4.00%, 4/1/24	109,000	115,170
4.20%, 8/26/24	250,000	262,799
3.95%, 4/21/25, Series L	450,000	463,341
4.45%, 3/3/26	50,000	53,173
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month USD LIBOR + 1.575% thereafter )(d)	100,000	103,202
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month USD LIBOR + 1.370% thereafter )(d)	300,000	304,467
6.11%, 1/29/37	467,000	589,749
5.88%, 2/7/42	200,000	257,860
Baxalta, Inc.
2.88%, 6/23/20	100,000	100,779
4.00%, 6/23/25	100,000	102,927
Baxter International, Inc.
2.60%, 8/15/26	190,000	181,545
Becton Dickinson and Co.
3.36%, 6/6/24	90,000	90,084
Bed Bath & Beyond, Inc.
4.92%, 8/1/34	100,000	88,751
5.17%, 8/1/44	75,000	63,607
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	125,000	130,887
4.50%, 2/1/45	100,000	110,472
Biogen, Inc.
2.90%, 9/15/20	70,000	71,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
5.20%, 9/15/45	$152,000	$174,985
BlackRock, Inc.
3.50%, 3/18/24	25,000	26,054
Boeing Co. (The)
2.85%, 10/30/24	35,000	35,310
2.25%, 6/15/26	50,000	47,758
6.88%, 3/15/39	50,000	72,845
5.88%, 2/15/40	200,000	265,598
BorgWarner, Inc.
4.38%, 3/15/45	128,000	131,572
Boston Properties L.P.
4.13%, 5/15/21	200,000	209,981
3.13%, 9/1/23	23,000	23,242
Boston Scientific Corp.
3.85%, 5/15/25	300,000	310,419
Brighthouse Financial, Inc.
3.70%, 6/22/27(b)	90,000	87,667
4.70%, 6/22/47(b)	100,000	98,108
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	186,425
Broadcom Corp.
3.63%, 1/15/24(b)	100,000	99,039
Brown-Forman Corp.
4.50%, 7/15/45	25,000	27,899
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	50,000	52,773
3.00%, 4/1/25	71,000	71,602
3.65%, 9/1/25	120,000	125,755
6.15%, 5/1/37	73,000	96,370
5.75%, 5/1/40	125,000	159,869
4.40%, 3/15/42	10,000	11,000
4.90%, 4/1/44	160,000	188,255
4.15%, 4/1/45	73,000	78,440
4.13%, 6/15/47	130,000	138,813
Capital One Financial Corp.
4.75%, 7/15/21	15,000	16,125
3.75%, 4/24/24	100,000	102,989
3.20%, 2/5/25	145,000	143,700
Cardinal Health, Inc.
3.41%, 6/15/27	75,000	73,516
4.37%, 6/15/47	150,000	148,146
Caterpillar Financial Services Corp.
2.40%, 8/9/26	190,000	182,048
Caterpillar, Inc.
3.80%, 8/15/42	450,000	469,511
CBOE Global Markets, Inc.
1.95%, 6/28/19	55,000	54,730
CBRE Services, Inc.
4.88%, 3/1/26	153,000	165,423
CBS Corp.
3.50%, 1/15/25	150,000	150,440
4.00%, 1/15/26	50,000	51,040
2.90%, 1/15/27	12,000	11,225
4.90%, 8/15/44	150,000	154,337
CC Holdings GS V LLC
3.85%, 4/15/23	410,000	424,034
Celgene Corp.
3.88%, 8/15/25	320,000	330,050
5.00%, 8/15/45	100,000	110,485
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	190,000	180,128
Charter Communications Operating LLC
4.46%, 7/23/22	200,000	208,727
4.91%, 7/23/25	450,000	476,129
4.20%, 3/15/28	150,000	147,875
6.48%, 10/23/45	125,000	144,239
Chubb Corp. (The)
6.00%, 5/11/37	51,000	67,341
Cigna Corp.
4.00%, 2/15/22	200,000	209,251
3.25%, 4/15/25	250,000	250,131
Cintas Corp. No 2
2.90%, 4/1/22	425,000	430,010
Cisco Systems, Inc.
2.20%, 9/20/23	100,000	97,706
3.63%, 3/4/24	247,000	260,749
2.95%, 2/28/26	200,000	199,866
Citigroup, Inc.
2.55%, 4/8/19	170,000	170,982
4.05%, 7/30/22	172,000	179,483
3.30%, 4/27/25	200,000	201,496
5.50%, 9/13/25	200,000	225,403
4.45%, 9/29/27	400,000	420,890
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month USD LIBOR + 1.563% thereafter)(d)	200,000	205,709
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month USD LIBOR + 1.390% thereafter)(d)	70,000	71,018
4.13%, 7/25/28	150,000	154,102
3.52%, 10/27/28, (3-month USD LIBOR + 1.151%)(d)	300,000	300,340
8.13%, 7/15/39	220,000	344,405
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month USD LIBOR + 1.839% thereafter)(d)	250,000	264,681
CNH Industrial Capital LLC
4.38%, 4/5/22	160,000	167,270
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	152,849
Comcast Corp.
2.75%, 3/1/23	50,000	50,132
3.60%, 3/1/24	300,000	312,598
3.15%, 3/1/26	245,000	245,643
2.35%, 1/15/27	25,000	23,420
3.15%, 2/15/28	70,000	69,394
4.20%, 8/15/34	110,000	116,572
6.45%, 3/15/37	180,000	239,735
6.95%, 8/15/37(c)	100,000	137,049
4.65%, 7/15/42	25,000	27,369
4.60%, 8/15/45	20,000	21,805
4.00%, 8/15/47	250,000	251,106
Connecticut Light & Power Co. (The)
2.50%, 1/15/23	100,000	99,386
ConocoPhillips
6.50%, 2/1/39	230,000	312,113
ConocoPhillips Co.
2.40%, 12/15/22	160,000	158,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
4.30%, 11/15/44(c)	$25,000	$26,456
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	25,000	35,509
3.88%, 6/15/47, Series 2017	100,000	102,957
Constellation Brands, Inc.
3.70%, 12/6/26	155,000	158,801
Continental Airlines Pass Through Trust
4.00%, 10/29/24, Series 2012-2, Class A	27,910	29,193
CSX Corp.
4.25%, 6/1/21	30,000	31,662
3.40%, 8/1/24	25,000	25,702
3.35%, 11/1/25(c)	30,000	30,573
3.25%, 6/1/27	130,000	129,727
4.10%, 3/15/44	60,000	61,252
4.50%, 8/1/54	100,000	104,706
Cummins, Inc.
3.65%, 10/1/23	20,000	20,967
CVS Health Corp.
4.00%, 12/5/23	175,000	182,480
3.88%, 7/20/25	178,000	182,286
4.88%, 7/20/35	50,000	54,308
DDR Corp.
3.38%, 5/15/23(c)	140,000	137,571
3.63%, 2/1/25	50,000	48,709
Dell International LLC
3.48%, 6/1/19(b)	322,000	326,229
4.42%, 6/15/21(b)	280,000	292,575
5.45%, 6/15/23(b)	150,000	161,975
6.02%, 6/15/26(b)	80,000	88,090
8.35%, 7/15/46(b)	100,000	126,220
Delta Air Lines, Inc.
2.88%, 3/13/20	150,000	151,105
Devon Energy Corp.
3.25%, 5/15/22	89,000	90,574
5.60%, 7/15/41	100,000	115,386
Discover Financial Services
3.75%, 3/4/25	210,000	211,741
Discovery Communications LLC
6.35%, 6/1/40	100,000	114,325
4.88%, 4/1/43	10,000	9,620
Dominion Energy, Inc.
4.70%, 12/1/44	100,000	110,846
Dow Chemical Co. (The)
4.25%, 11/15/20	226,000	236,857
3.50%, 10/1/24	385,000	396,844
5.25%, 11/15/41	30,000	34,268
4.63%, 10/1/44	80,000	85,996
DTE Energy Co.
3.30%, 6/15/22, Series B	150,000	152,625
Duke Energy Carolinas LLC
6.05%, 4/15/38	125,000	167,316
Duke Energy Corp.
2.65%, 9/1/26	250,000	238,954
3.15%, 8/15/27	50,000	49,494
4.80%, 12/15/45	220,000	249,604
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	55,664
3.40%, 10/1/46	84,000	80,271
Duke Energy Indiana LLC
6.12%, 10/15/35	10,000	13,019
Eastman Chemical Co.
3.80%, 3/15/25	38,000	39,590
4.65%, 10/15/44	100,000	107,258
Eaton Corp.
3.10%, 9/15/27	200,000	196,523
Ecolab, Inc.
4.35%, 12/8/21	20,000	21,340
2.70%, 11/1/26	175,000	167,994
EI du Pont de Nemours & Co.
2.80%, 2/15/23	275,000	276,148
5.60%, 12/15/36	13,000	15,767
4.15%, 2/15/43	20,000	20,488
Eli Lilly & Co.
2.75%, 6/1/25	170,000	170,108
3.70%, 3/1/45	125,000	124,875
Enable Midstream Partners L.P.
2.40%, 5/15/19	184,000	183,037
Energy Transfer L.P.
4.65%, 6/1/21	200,000	210,649
4.75%, 1/15/26	200,000	208,060
7.50%, 7/1/38	40,000	49,494
6.13%, 12/15/45	180,000	194,048
Entergy Corp.
2.95%, 9/1/26	190,000	184,435
Entergy Louisiana LLC
4.05%, 9/1/23	175,000	186,473
4.95%, 1/15/45	72,000	75,168
Enterprise Products Operating LLC
3.90%, 2/15/24	100,000	104,026
5.95%, 2/1/41	100,000	121,207
4.85%, 8/15/42	200,000	213,315
4.90%, 5/15/46	101,000	109,289
5.25%, 8/16/77, Series E^(d)	425,000	426,288
EQT Corp.
3.90%, 10/1/27	25,000	24,587
ERP Operating L.P.
3.25%, 8/1/27	300,000	299,258
Eversource Energy
2.90%, 10/1/24, Series L	50,000	49,627
Exelon Corp.
5.10%, 6/15/45	100,000	115,909
4.45%, 4/15/46	200,000	214,329
Exelon Generation Co. LLC
5.60%, 6/15/42	55,000	57,919
Expedia, Inc.
5.00%, 2/15/26	200,000	214,882
Express Scripts Holding Co.
4.75%, 11/15/21	161,000	172,201
3.00%, 7/15/23	80,000	79,140
6.13%, 11/15/41	21,000	25,319
Federal Realty Investment Trust
4.50%, 12/1/44	100,000	106,425
FedEx Corp.
2.63%, 8/1/22	61,000	61,302
4.00%, 1/15/24	20,000	21,315
3.88%, 8/1/42	220,000	213,479
4.10%, 4/15/43	100,000	100,853
4.55%, 4/1/46	40,000	42,796
Fidelity National Information Services, Inc.
5.00%, 10/15/25	201,000	221,808
3.00%, 8/15/26	50,000	48,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
Fifth Third Bancorp
4.30%, 1/16/24	$200,000	$212,304
8.25%, 3/1/38	100,000	151,052
FirstEnergy Corp.
2.85%, 7/15/22, Series A	300,000	298,288
3.90%, 7/15/27, Series B	100,000	102,238
7.38%, 11/15/31, Series C	100,000	133,623
4.85%, 7/15/47, Series C	210,000	227,440
Ford Motor Co.
7.45%, 7/16/31	150,000	195,036
4.75%, 1/15/43	105,000	104,401
Ford Motor Credit Co. LLC
8.13%, 1/15/20	100,000	111,421
5.88%, 8/2/21	200,000	221,212
4.25%, 9/20/22	200,000	209,989
3.10%, 5/4/23	200,000	198,604
4.13%, 8/4/25	200,000	205,979
3.82%, 11/2/27	200,000	199,386
Fortive Corp.
3.15%, 6/15/26	50,000	49,670
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	143,838
GATX Corp.
3.25%, 3/30/25	45,000	45,160
General Dynamics Corp.
2.13%, 8/15/26	125,000	116,842
General Motors Co.
4.00%, 4/1/25	105,000	106,715
4.20%, 10/1/27	100,000	101,873
5.15%, 4/1/38	250,000	263,035
6.75%, 4/1/46	275,000	341,111
General Motors Financial Co., Inc.
4.00%, 1/15/25	100,000	102,047
4.30%, 7/13/25	295,000	305,535
4.00%, 10/6/26	100,000	101,076
Genpact Luxembourg Sarl
3.70%, 4/1/22(b)	130,000	129,620
Georgia Power Co.
4.30%, 3/15/42	100,000	103,894
Georgia-Pacific LLC
7.75%, 11/15/29	100,000	139,266
Gilead Sciences, Inc.
3.65%, 3/1/26	260,000	269,550
4.60%, 9/1/35	100,000	110,588
5.65%, 12/1/41	100,000	124,708
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	550,000	557,158
4.25%, 10/21/25	207,000	216,575
3.85%, 1/26/27	150,000	153,269
6.13%, 2/15/33	40,000	50,583
6.75%, 10/1/37	200,000	264,282
4.02%, 10/31/38^(d)	200,000	204,294
6.25%, 2/1/41	100,000	133,210
Halliburton Co.
3.80%, 11/15/25	100,000	103,201
4.85%, 11/15/35	200,000	219,386
7.45%, 9/15/39	150,000	211,013
5.00%, 11/15/45	100,000	109,530
Harris Corp.
3.83%, 4/27/25	150,000	155,333
4.85%, 4/27/35	67,000	74,275
Hasbro, Inc.
6.35%, 3/15/40	156,000	188,871
HCP, Inc.
2.63%, 2/1/20	150,000	150,735
4.00%, 6/1/25	100,000	103,052
Hershey Co. (The)
2.30%, 8/15/26	370,000	346,681
Hess Corp.
4.30%, 4/1/27	40,000	39,910
6.00%, 1/15/40	100,000	108,225
5.80%, 4/1/47	200,000	215,304
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	100,000	104,305
6.35%, 10/15/45	160,000	164,377
Hexcel Corp.
3.95%, 2/15/27	150,000	152,692
Historic TW, Inc.
6.95%, 1/15/28	13,000	16,324
Home Depot, Inc. (The)
3.00%, 4/1/26	80,000	79,999
2.80%, 9/14/27	150,000	147,102
5.88%, 12/16/36	150,000	199,020
4.20%, 4/1/43	25,000	26,825
4.40%, 3/15/45	150,000	165,614
3.90%, 6/15/47	230,000	236,718
Honeywell International, Inc.
2.50%, 11/1/26	415,000	397,912
Hospitality Properties Trust
3.95%, 1/15/28	15,000	14,670
HP, Inc.
4.38%, 9/15/21	330,000	348,518
HSBC Bank USA NA
5.88%, 11/1/34	250,000	317,771
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	174,126
Illinois Tool Works, Inc.
3.50%, 3/1/24	35,000	36,572
2.65%, 11/15/26	119,000	116,074
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	152,000	162,312
Intel Corp.
2.70%, 12/15/22	168,000	169,165
3.70%, 7/29/25	513,000	540,457
2.60%, 5/19/26	300,000	292,978
4.10%, 5/19/46	60,000	63,909
Intercontinental Exchange, Inc.
4.00%, 10/15/23	25,000	26,622
3.75%, 12/1/25	585,000	616,258
3.10%, 9/15/27	25,000	24,925
International Business Machines Corp.
7.00%, 10/30/25	250,000	321,157
3.30%, 1/27/27	150,000	153,012
4.00%, 6/20/42	130,000	135,181
4.70%, 2/19/46(c)	170,000	196,416
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	60,000	62,574
International Lease Finance Corp.
5.88%, 4/1/19	10,000	10,448
8.25%, 12/15/20	150,000	172,837
8.63%, 1/15/22	140,000	169,468
International Paper Co.
3.80%, 1/15/26	355,000	366,846
6.00%, 11/15/41	75,000	93,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
4.80%, 6/15/44	$20,000	$21,608
Jefferies Group LLC
8.50%, 7/15/19	115,000	125,828
6.88%, 4/15/21	70,000	78,677
4.85%, 1/15/27	145,000	152,718
JM Smucker Co. (The)
4.25%, 3/15/35	75,000	78,058
John Deere Capital Corp.
2.80%, 1/27/23	80,000	80,758
2.80%, 3/6/23	250,000	252,066
Johnson Controls International PLC
3.90%, 2/14/26	25,000	26,233
JPMorgan Chase & Co.
3.20%, 1/25/23	250,000	254,610
3.38%, 5/1/23	280,000	285,161
3.88%, 2/1/24	147,000	155,096
3.13%, 1/23/25	200,000	200,619
3.30%, 4/1/26	700,000	702,408
2.95%, 10/1/26	53,000	51,696
4.13%, 12/15/26	250,000	260,967
4.25%, 10/1/27	95,000	100,306
3.78%, 2/1/28, (3.782% fixed rate until 2/01/27; 3-month USD LIBOR + 1.337% thereafter)(d)	150,000	154,472
6.40%, 5/15/38	100,000	135,230
5.63%, 8/16/43	100,000	122,523
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month USD LIBOR + 1.460% thereafter)(d)	100,000	101,420
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	26,188
Kaiser Foundation Hospitals
4.15%, 5/1/47	100,000	107,002
Kellogg Co.
4.50%, 4/1/46(c)	60,000	62,967
Kemper Corp.
4.35%, 2/15/25	125,000	127,286
KeyCorp
5.10%, 3/24/21	90,000	97,409
Keysight Technologies, Inc.
3.30%, 10/30/19	188,000	189,756
Kilroy Realty L.P.
4.38%, 10/1/25	160,000	168,230
Kimco Realty Corp.
2.80%, 10/1/26	190,000	178,347
Kinder Morgan Energy Partners L.P.
3.50%, 3/1/21	50,000	50,931
5.63%, 9/1/41	200,000	209,255
Kinder Morgan, Inc.
6.50%, 9/15/20	150,000	164,701
4.30%, 6/1/25	150,000	155,394
7.75%, 1/15/32	150,000	192,656
5.55%, 6/1/45	100,000	107,015
KLA-Tencor Corp.
4.13%, 11/1/21	164,000	171,303
Kraft Heinz Foods Co.
2.80%, 7/2/20	152,000	153,219
5.20%, 7/15/45	250,000	271,424
Kroger Co. (The)
6.80%, 12/15/18	5,000	5,244
4.45%, 2/1/47	100,000	97,495
4.65%, 1/15/48	100,000	100,345
Lazard Group LLC
3.75%, 2/13/25	25,000	25,525
Lockheed Martin Corp.
4.50%, 5/15/36	115,000	125,635
4.07%, 12/15/42	120,000	124,365
Lowe’s Cos., Inc.
3.38%, 9/15/25	280,000	286,529
3.10%, 5/3/27	100,000	99,428
4.05%, 5/3/47	55,000	57,079
LYB International Finance B.V.
5.25%, 7/15/43	25,000	28,537
4.88%, 3/15/44	245,000	267,939
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	30,000	27,592
4.38%, 9/1/23	100,000	97,750
3.63%, 6/1/24	25,000	23,065
6.38%, 3/15/37	75,000	75,147
Marathon Oil Corp.
2.80%, 11/1/22	150,000	148,165
3.85%, 6/1/25	150,000	151,699
Marathon Petroleum Corp.
2.70%, 12/14/18	127,000	127,781
5.00%, 9/15/54	70,000	70,309
Markel Corp.
3.50%, 11/1/27	100,000	99,216
4.30%, 11/1/47	50,000	50,075
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	100,000	102,753
Mastercard, Inc.
3.38%, 4/1/24	249,000	258,976
McDonald’s Corp.
5.00%, 2/1/19	97,000	100,308
3.70%, 1/30/26	191,000	198,897
4.88%, 12/9/45	100,000	113,293
McKesson Corp.
4.88%, 3/15/44	100,000	108,041
Medtronic, Inc.
3.50%, 3/15/25	347,000	358,897
4.63%, 3/15/45	122,000	139,480
Merck & Co., Inc.
3.70%, 2/10/45	25,000	25,242
MetLife, Inc.
4.37%, 9/15/23, Series D	100,000	108,013
6.38%, 6/15/34	30,000	39,674
6.40%, 12/15/36	100,000	114,738
4.13%, 8/13/42	100,000	103,838
MidAmerican Energy Co.
3.50%, 10/15/24	195,000	204,196
3.95%, 8/1/47	35,000	36,845
Molson Coors Brewing Co.
5.00%, 5/1/42	100,000	110,550
4.20%, 7/15/46	100,000	99,515
Monsanto Co.
3.38%, 7/15/24	100,000	101,442
4.40%, 7/15/44	20,000	20,898
3.95%, 4/15/45	12,000	11,614
4.70%, 7/15/64	25,000	25,586
Morgan Stanley
4.88%, 11/1/22	210,000	226,358
3.88%, 4/29/24, Series F	600,000	627,420
3.70%, 10/23/24	179,000	184,970
3.88%, 1/27/26	67,000	69,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
3.63%, 1/20/27	$200,000	$203,343
3.95%, 4/23/27	190,000	192,793
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month USD LIBOR + 1.340% thereafter)(d)	500,000	503,470
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month USD LIBOR + 1.455% thereafter)(d)	200,000	203,857
4.30%, 1/27/45	100,000	105,571
4.38%, 1/22/47	100,000	107,251
Motorola Solutions, Inc.
3.75%, 5/15/22	205,000	210,249
5.50%, 9/1/44	100,000	101,388
MPLX L.P.
4.50%, 7/15/23	190,000	201,313
5.20%, 3/1/47	150,000	159,035
Mylan N.V.
3.00%, 12/15/18	5,000	5,035
3.15%, 6/15/21	110,000	110,698
3.95%, 6/15/26	100,000	99,804
5.25%, 6/15/46	150,000	160,633
Mylan, Inc.
4.20%, 11/29/23	200,000	206,670
Nasdaq, Inc.
5.55%, 1/15/20	50,000	53,229
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	175,000	174,089
Newell Brands, Inc.
4.20%, 4/1/26	200,000	209,427
Newmont Mining Corp.
6.25%, 10/1/39	100,000	126,091
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/19	40,000	40,048
4.80%, 12/1/77^(d)	25,000	25,288
NIKE, Inc.
2.38%, 11/1/26	150,000	142,696
3.63%, 5/1/43	190,000	187,325
NiSource Finance Corp.
3.49%, 5/15/27	200,000	202,250
5.65%, 2/1/45	60,000	74,427
Noble Energy, Inc.
3.85%, 1/15/28	13,000	12,942
6.00%, 3/1/41	150,000	175,425
Norfolk Southern Corp.
3.25%, 12/1/21	205,000	209,411
3.15%, 6/1/27	100,000	99,475
4.05%, 8/15/52(b)	132,000	134,580
Northrop Grumman Corp.
3.25%, 8/1/23	356,000	364,157
3.85%, 4/15/45	250,000	248,305
Northwell Healthcare, Inc.
3.98%, 11/1/46	75,000	72,624
4.26%, 11/1/47	75,000	75,815
Old Republic International Corp.
3.88%, 8/26/26	90,000	90,885
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	220,000	215,637
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	169,000	168,493
3.75%, 4/1/45	125,000	126,547
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	161,123
ONEOK, Inc.
4.00%, 7/13/27	100,000	100,323
Oracle Corp.
2.40%, 9/15/23	300,000	295,708
3.90%, 5/15/35	180,000	187,436
6.50%, 4/15/38	100,000	138,560
5.38%, 7/15/40	250,000	308,142
Owens Corning
3.40%, 8/15/26	200,000	195,716
Pacific Gas & Electric Co.
6.05%, 3/1/34	200,000	248,706
5.80%, 3/1/37	200,000	246,896
4.00%, 12/1/46	45,000	45,228
PacifiCorp
6.00%, 1/15/39	300,000	398,762
PepsiCo, Inc.
2.75%, 4/30/25	145,000	143,504
4.00%, 3/5/42	148,000	154,465
3.45%, 10/6/46	100,000	95,827
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	250,000	256,012
Pfizer, Inc.
5.80%, 8/12/23	100,000	116,622
4.13%, 12/15/46	264,000	283,672
Philip Morris International, Inc.
2.75%, 2/25/26	180,000	175,849
3.13%, 8/17/27	300,000	298,809
4.13%, 3/4/43	198,000	201,941
Phillips 66
4.88%, 11/15/44	175,000	194,043
Pitney Bowes, Inc.
4.63%, 3/15/24	20,000	18,075
Plains All American Pipeline L.P.
4.65%, 10/15/25	240,000	245,126
4.50%, 12/15/26	250,000	251,422
4.90%, 2/15/45	105,000	97,834
PNC Bank NA
2.95%, 1/30/23	250,000	252,120
PPL Electric Utilities Corp.
3.95%, 6/1/47	100,000	104,499
Praxair, Inc.
3.20%, 1/30/26	200,000	204,878
Precision Castparts Corp.
2.50%, 1/15/23	50,000	49,673
Progress Energy, Inc.
3.15%, 4/1/22	35,000	35,486
Progressive Corp. (The)
4.13%, 4/15/47	150,000	158,886
Prudential Financial, Inc.
3.50%, 5/15/24	180,000	187,202
5.63%, 6/15/43, (5.625% fixed rate until 6/15/23; 3-month USD LIBOR + 3.920% thereafter)(d)	145,000	157,325
5.20%, 3/15/44, (5.200% fixed rate until 3/15/24; 3-month USD LIBOR + 3.040% thereafter)(d)	200,000	212,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month USD LIBOR + 3.031% thereafter)(d)	$100,000	$107,750
4.50%, 9/15/47^(d)	75,000	76,125
Puget Energy, Inc.
3.65%, 5/15/25	65,000	66,093
QUALCOMM, Inc.
3.45%, 5/20/25	280,000	278,693
4.65%, 5/20/35	80,000	83,345
QVC, Inc.
5.13%, 7/2/22	104,000	110,578
4.38%, 3/15/23	156,000	160,673
Raymond James Financial, Inc.
3.63%, 9/15/26	40,000	40,163
Raytheon Co.
4.88%, 10/15/40	200,000	238,795
Realty Income Corp.
4.65%, 3/15/47	175,000	185,556
Regions Financial Corp.
3.20%, 2/8/21	45,000	45,861
Republic Services, Inc.
3.20%, 3/15/25	145,000	145,780
Reynolds American, Inc.
4.45%, 6/12/25	120,000	128,124
7.25%, 6/15/37	100,000	137,697
Rockwell Collins, Inc.
4.35%, 4/15/47	225,000	241,270
Roper Technologies, Inc.
3.00%, 12/15/20	45,000	45,725
S&P Global, Inc.
4.00%, 6/15/25	49,000	51,528
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	166,521
5.88%, 6/30/26	100,000	112,356
4.20%, 3/15/28	150,000	151,405
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	350,000	357,016
Seagate HDD Cayman
4.75%, 6/1/23(c)	20,000	20,288
4.75%, 1/1/25	240,000	233,907
4.88%, 6/1/27	250,000	239,010
Sempra Energy
2.85%, 11/15/20	235,000	237,661
Sherwin-Williams Co. (The)
4.50%, 6/1/47	126,000	133,259
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/19	100,000	99,072
2.40%, 9/23/21	165,000	162,474
2.88%, 9/23/23	125,000	122,473
Simon Property Group L.P.
3.50%, 9/1/25	120,000	122,523
3.30%, 1/15/26	135,000	135,069
3.38%, 6/15/27	170,000	170,451
Snap-on, Inc.
3.25%, 3/1/27	140,000	141,941
Southern California Edison Co.
5.63%, 2/1/36	200,000	250,622
Southern Co. (The)
2.95%, 7/1/23	50,000	50,108
4.40%, 7/1/46	100,000	105,239
Southwest Airlines Co.
2.75%, 11/6/19	170,000	171,746
2.65%, 11/5/20	97,000	97,718
Spectra Energy Partners L.P.
4.50%, 3/15/45	104,000	105,455
Stanley Black & Decker, Inc.
5.20%, 9/1/40	55,000	64,248
Starbucks Corp.
2.45%, 6/15/26	50,000	48,107
State Street Corp.
3.70%, 11/20/23	25,000	26,406
3.55%, 8/18/25	100,000	103,864
Sunoco Logistics Partners Operations L.P.
5.35%, 5/15/45	100,000	98,401
SunTrust Banks, Inc.
2.50%, 5/1/19	65,000	65,334
Synchrony Financial
3.70%, 8/4/26	90,000	88,659
Tanger Properties L.P.
3.13%, 9/1/26	90,000	85,113
Target Corp.
3.63%, 4/15/46	25,000	23,652
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	150,000	159,049
4.10%, 8/15/47	200,000	202,364
Time Warner Cable LLC
8.25%, 4/1/19	20,000	21,514
5.00%, 2/1/20	100,000	104,816
7.30%, 7/1/38	200,000	247,238
6.75%, 6/15/39	300,000	351,599
Time Warner, Inc.
4.88%, 3/15/20	350,000	368,139
3.88%, 1/15/26	100,000	101,154
7.70%, 5/1/32	100,000	138,841
4.85%, 7/15/45	150,000	154,880
Travelers Cos., Inc. (The)
4.00%, 5/30/47	200,000	208,917
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	172,990
Tyson Foods, Inc.
3.95%, 8/15/24	400,000	420,689
UDR, Inc.
2.95%, 9/1/26	90,000	86,348
Union Pacific Corp.
3.25%, 8/15/25	50,000	51,276
2.75%, 3/1/26	230,000	226,642
3.60%, 9/15/37	175,000	177,433
4.38%, 11/15/65	50,000	53,383
United Technologies Corp.
3.13%, 5/4/27	150,000	149,792
4.15%, 5/15/45	50,000	52,247
3.75%, 11/1/46	50,000	49,194
4.05%, 5/4/47	60,000	61,968
UnitedHealth Group, Inc.
3.10%, 3/15/26	450,000	452,572
3.45%, 1/15/27	100,000	103,119
2.95%, 10/15/27	100,000	98,925
6.63%, 11/15/37	13,000	18,281
6.88%, 2/15/38	200,000	286,621
4.75%, 7/15/45	100,000	115,115
US Bancorp
3.60%, 9/11/24	488,000	505,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
Valero Energy Corp.
3.65%, 3/15/25	$200,000	$205,126
6.63%, 6/15/37	200,000	257,594
Ventas Realty L.P.
4.75%, 6/1/21	100,000	106,327
3.50%, 2/1/25	20,000	20,170
Verizon Communications, Inc.
3.00%, 11/1/21	225,000	228,065
2.95%, 3/15/22	300,000	301,769
2.45%, 11/1/22	120,000	118,023
3.50%, 11/1/24	264,000	267,778
2.63%, 8/15/26	25,000	23,438
4.13%, 3/16/27	100,000	104,418
4.81%, 3/15/39	25,000	25,776
3.85%, 11/1/42	200,000	177,615
4.86%, 8/21/46	275,000	282,013
4.52%, 9/15/48	368,000	359,573
5.01%, 4/15/49	320,000	333,090
5.01%, 8/21/54	200,000	202,960
4.67%, 3/15/55	50,000	47,561
VF Corp.
6.45%, 11/1/37	51,000	68,299
Viacom, Inc.
6.88%, 4/30/36	150,000	166,662
4.38%, 3/15/43	100,000	83,908
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	150,000	155,237
6.00%, 5/15/37, Series A	400,000	521,956
Visa, Inc.
2.80%, 12/14/22	205,000	207,421
3.65%, 9/15/47	100,000	100,593
Voya Financial, Inc.
3.13%, 7/15/24	150,000	148,886
Vulcan Materials Co.
7.50%, 6/15/21	25,000	29,031
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	110,000	110,823
3.80%, 11/18/24	100,000	102,364
4.80%, 11/18/44	150,000	157,563
Walt Disney Co. (The)
3.00%, 2/13/26	100,000	100,156
1.85%, 7/30/26	50,000	45,675
3.70%, 12/1/42	150,000	149,028
Waste Management, Inc.
3.50%, 5/15/24	140,000	144,637
3.15%, 11/15/27	25,000	24,992
Wells Fargo & Co.
3.07%, 1/24/23	300,000	302,676
3.45%, 2/13/23, Series M	634,000	647,056
4.10%, 6/3/26	160,000	166,549
4.30%, 7/22/27	250,000	263,644
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month USD LIBOR + 1.310% thereafter)(d)	250,000	253,802
5.61%, 1/15/44	100,000	121,923
4.75%, 12/7/46	200,000	219,403
Welltower, Inc.
4.13%, 4/1/19	325,000	331,810
4.00%, 6/1/25	220,000	227,893
Westlake Chemical Corp.
5.00%, 8/15/46	75,000	82,938
WestRock MWV LLC
8.20%, 1/15/30	10,000	14,090
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	93,919
Whole Foods Market, Inc.
5.20%, 12/3/25	150,000	170,893
Williams Partners L.P.
3.60%, 3/15/22	24,000	24,584
4.30%, 3/4/24	100,000	104,950
4.00%, 9/15/25	150,000	153,108
4.90%, 1/15/45	210,000	218,841
WW Grainger, Inc.
4.20%, 5/15/47	150,000	153,520
Wyndham Worldwide Corp.
4.50%, 4/1/27	250,000	253,539
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/25	194,000	194,079

TOTAL CORPORATE BONDS (Cost: $98,835,082)		99,789,891

FOREIGN CORPORATE BONDS - 8.1%

Australia - 0.0%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	65,000	77,305

Belgium - 0.6%
Anheuser-Busch InBev Finance, Inc.
2.63%, 1/17/23	100,000	99,581
3.65%, 2/1/26	480,000	493,152
4.70%, 2/1/36	200,000	222,295
4.90%, 2/1/46	253,000	286,755
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	310,000	357,896

Total Belgium		1,459,679

Brazil - 0.4%
Embraer Netherlands Finance B.V.
5.40%, 2/1/27	100,000	105,875
Embraer S.A.
5.15%, 6/15/22	100,000	107,250
Fibria Overseas Finance Ltd.
5.25%, 5/12/24	200,000	215,230
Vale Overseas Ltd.
6.25%, 8/10/26	90,000	104,615
6.88%, 11/21/36	200,000	245,102
Vale S.A.
5.63%, 9/11/42	100,000	109,068

Total Brazil		887,140

Canada - 1.1%
Bank of Nova Scotia (The)
4.65%, 10/12/22(d)	300,000	299,438
Barrick Gold Corp.
5.25%, 4/1/42	11,000	12,661
Barrick North America Finance LLC
5.70%, 5/30/41	100,000	120,123
Canadian National Railway Co.
2.95%, 11/21/24	40,000	40,482
Canadian Natural Resources Ltd.
3.90%, 2/1/25	60,000	61,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
6.25%, 3/15/38	$177,000	$218,730
Cenovus Energy, Inc.
6.75%, 11/15/39	126,000	148,938
Enbridge, Inc.
2.90%, 7/15/22	150,000	149,154
4.00%, 10/1/23	50,000	51,982
6.00%, 1/15/77, Series 16-A, (6.00% fixed rate until 1/15/27; 3-month USD LIBOR + 3.890% until 1/15/47; 3-month USD LIBOR + 4.640% thereafter)(d)	25,000	26,207
Encana Corp.
3.90%, 11/15/21	50,000	51,507
6.50%, 8/15/34	100,000	122,495
Fortis, Inc.
3.06%, 10/4/26	150,000	145,019
Goldcorp, Inc.
5.45%, 6/9/44	300,000	344,171
Petro-Canada
6.80%, 5/15/38	150,000	203,157
Rogers Communications, Inc.
5.00%, 3/15/44	100,000	113,529
Royal Bank of Canada
4.65%, 1/27/26	175,000	187,844
TransAlta Corp.
6.50%, 3/15/40	150,000	150,515
TransCanada PipeLines Ltd.
3.75%, 10/16/23	170,000	178,597

Total Canada		2,626,039

China - 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(c)	200,000	205,861
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	200,000	211,978

Total China		417,839

Colombia - 0.2%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	111,875
4.13%, 1/16/25	150,000	152,385
7.38%, 9/18/43	100,000	118,250
5.88%, 5/28/45	100,000	101,250

Total Colombia		483,760

France - 0.1%
Orange S.A.
9.00%, 3/1/31	100,000	149,706

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	80,000	119,454
Deutsche Bank AG
2.85%, 5/10/19	15,000	15,082
3.38%, 5/12/21	150,000	151,654
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	116,000	170,157

Total Germany		456,347

Ireland - 0.1%
XLIT Ltd.
5.50%, 3/31/45	150,000	158,536

Israel - 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 7/19/19	125,000	121,029
2.80%, 7/21/23	200,000	177,219
3.15%, 10/1/26(c)	150,000	125,215

Total Israel		423,463

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	450,000	466,618
Nomura Holdings, Inc.
6.70%, 3/4/20	100,000	108,943
ORIX Corp.
3.70%, 7/18/27	100,000	100,774
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	200,000	189,421
3.45%, 1/11/27	80,000	80,553

Total Japan		946,309

Mexico - 0.9%
America Movil S.A.B. de C.V.
6.38%, 3/1/35	100,000	126,128
Grupo Televisa S.A.B.
5.00%, 5/13/45	200,000	202,145
Petroleos Mexicanos
3.50%, 7/23/20	200,000	203,712
5.50%, 1/21/21	200,000	213,750
6.38%, 2/4/21	15,000	16,425
4.50%, 1/23/26	275,000	275,632
6.88%, 8/4/26	150,000	171,525
6.63%, 6/15/35	160,000	173,144
6.50%, 6/2/41	100,000	104,471
5.50%, 6/27/44	250,000	234,500
5.63%, 1/23/46	250,000	234,375
6.75%, 9/21/47	75,000	79,493

Total Mexico		2,035,300

Netherlands - 0.5%
AerCap Ireland Capital DAC
4.25%, 7/1/20	150,000	155,845
4.63%, 10/30/20	150,000	157,858
5.00%, 10/1/21	150,000	160,546
3.95%, 2/1/22	150,000	155,071
3.65%, 7/21/27	150,000	148,067
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	269,280
ING Groep N.V.
3.95%, 3/29/27	200,000	209,530

Total Netherlands		1,256,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
Norway - 0.2%
Statoil ASA
2.45%, 1/17/23	$150,000	$149,190
7.25%, 9/23/27	75,000	98,879
5.10%, 8/17/40	100,000	117,965
4.80%, 11/8/43	125,000	142,520

Total Norway		508,554

Peru - 0.1%
Southern Copper Corp.
3.88%, 4/23/25	165,000	171,869
5.88%, 4/23/45	145,000	176,452

Total Peru		348,321

Spain - 0.1%
Telefonica Emisiones SAU
5.46%, 2/16/21	10,000	10,839
7.05%, 6/20/36	100,000	132,324
Telefonica Europe B.V.
8.25%, 9/15/30	100,000	140,686

Total Spain		283,849

Switzerland - 0.4%
Credit Suisse AG
5.40%, 1/14/20	100,000	105,792
3.63%, 9/9/24	250,000	258,548
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	306,912
Tyco Electronics Group S.A.
3.13%, 8/15/27	300,000	295,852

Total Switzerland		967,104

United Kingdom - 2.4%
AstraZeneca PLC
3.38%, 11/16/25	290,000	294,302
4.38%, 11/16/45	25,000	26,533
Barclays PLC
4.38%, 1/12/26	200,000	208,189
5.20%, 5/12/26	350,000	374,480
5.25%, 8/17/45(c)	200,000	229,153
BAT Capital Corp.
4.39%, 8/15/37(b)	200,000	207,304
BP Capital Markets PLC
3.22%, 4/14/24	25,000	25,484
3.51%, 3/17/25	250,000	257,518
3.12%, 5/4/26	50,000	50,107
3.02%, 1/16/27	300,000	295,337
3.72%, 11/28/28	210,000	218,776
British Telecommunications PLC
9.13%, 12/15/30	100,000	148,600
Diageo Investment Corp.
4.25%, 5/11/42	200,000	216,910
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125,000	172,906
HSBC Holdings PLC
4.30%, 3/8/26	400,000	425,105
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month USD LIBOR + 1.546% thereafter)(d)	250,000	260,069
6.50%, 9/15/37	200,000	262,046
Lloyds Banking Group PLC
4.65%, 3/24/26	200,000	211,241
5.30%, 12/1/45	200,000	234,635
Reynolds American, Inc.
6.15%, 9/15/43	200,000	253,581
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	400,000	420,240
7.13%, 7/15/28	40,000	52,990
Rio Tinto Finance USA PLC
4.13%, 8/21/42	12,000	12,618
Santander UK Group Holdings PLC
3.13%, 1/8/21	75,000	75,919
Unilever Capital Corp.
3.10%, 7/30/25	200,000	202,320
Vodafone Group PLC
5.45%, 6/10/19	105,000	110,123
2.95%, 2/19/23	280,000	280,798
4.38%, 2/19/43	100,000	100,994

Total United Kingdom		5,628,278

TOTAL FOREIGN CORPORATE BONDS (Cost: $18,631,899)		19,113,726

FOREIGN GOVERNMENT AGENCIES - 0.2%
Japan - 0.2%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	191,949
2.88%, 6/1/27	350,000	352,711

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $547,501)		544,660

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Colombia - 0.5%
Colombia Government International Bond
7.38%, 3/18/19	100,000	106,370
11.75%, 2/25/20	10,000	12,112
4.00%, 2/26/24	360,000	373,950
7.38%, 9/18/37	125,000	167,625
6.13%, 1/18/41	180,000	215,100
5.00%, 6/15/45	200,000	209,500

Total Colombia		1,084,657

Hungary - 0.1%
Hungary Government International Bond
5.38%, 3/25/24	200,000	227,170

Israel - 0.1%
Israel Government International Bond
3.15%, 6/30/23	200,000	205,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
Italy - 0.0%
Republic of Italy Government International Bond
6.88%, 9/27/23	$80,000	$95,356

Mexico - 0.8%
Mexico Government International Bond
3.63%, 3/15/22	160,000	167,440
4.00%, 10/2/23	156,000	164,424
4.15%, 3/28/27	200,000	209,650
7.50%, 4/8/33, Series MTNA	200,000	275,400
6.05%, 1/11/40	200,000	238,550
4.75%, 3/8/44	176,000	179,256
5.55%, 1/21/45	120,000	136,830
5.75%, 10/12/2110	400,000	430,200

Total Mexico		1,801,750

Panama - 0.1%
Panama Government International Bond
8.88%, 9/30/27	185,000	270,563

Peru - 0.1%
Peruvian Government International Bond
7.13%, 3/30/19	5,000	5,397
8.75%, 11/21/33	100,000	158,250
6.55%, 3/14/37	60,000	81,133

Total Peru		244,780

Philippines - 0.3%
Philippine Government International Bond
4.20%, 1/21/24	200,000	217,809
9.50%, 2/2/30	157,000	248,542
3.70%, 3/1/41	300,000	299,666

Total Philippines		766,017

Poland - 0.1%
Republic of Poland Government International Bond
4.00%, 1/22/24	190,000	203,409
3.25%, 4/6/26	70,000	71,716

Total Poland		275,125

Uruguay - 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	80,000	97,280
4.38%, 10/27/27	300,000	324,937
4.13%, 11/20/45	150,000	151,050

Total Uruguay		573,267

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $5,365,702)		5,544,441

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

United States - 7.4%
Banc of America Commercial Mortgage Trust
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,772
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	513,497
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	64,767
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	356,844
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	518,930
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	310,828
Commercial Mortgage Pass Through Certificates
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	414,953
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	105,453
4.19%, 11/12/46, Series 2013-CR13, Class A4^(d)	500,000	536,669
3.50%, 8/10/47, Series 2014-CR19, Class ASB	150,000	155,405
2.80%, 11/10/47, Series 2014-CR20, Class A2	375,000	379,261
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	51,436
CSAIL 2016-C5 Commercial Mortgage Trust
3.76%, 11/15/48, Series 2016-C5, Class A5	500,000	523,455
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	24,619	24,538
3.53%, 6/25/20, Series K008, Class A2	290,601	299,598
4.33%, 10/25/20, Series K010, Class A2^(d)	150,000	158,238
4.19%, 12/25/20, Series K012, Class A2^(d)	50,000	52,701
2.86%, 1/25/21, Series K715, Class A2	60,000	61,058
3.97%, 1/25/21, Series K013, Class A2^(d)	200,000	209,889
2.87%, 12/25/21, Series K017, Class A2	50,000	51,147
2.51%, 11/25/22, Series K026, Class A2	250,000	251,192
2.62%, 3/25/23, Series K035, Class A1	168,461	170,050
3.30%, 4/25/23, Series K031, Class A2^(d)	270,000	281,283
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	512,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
2.67%, 12/25/24, Series K042, Class A2	$50,000	$50,152
3.06%, 12/25/24, Series K043, Class A2	199,000	204,512
3.02%, 1/25/25, Series K045, Class A2	55,000	56,287
3.16%, 5/25/25, Series KS03, Class A4^(d)	50,000	51,189
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	208,496
3.01%, 7/25/25, Series K049, Class A2	360,000	367,191
3.15%, 11/25/25, Series K052, Class A2	125,000	128,541
2.34%, 7/25/26, Series K058, Class A1	390,929	385,796
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2^(d)	22,590	22,630
2.73%, 10/25/21, Series 2012-M1, Class A2	500,000	508,194
2.72%, 2/25/22, Series 2012-M2, Class A2	48,000	48,761
2.38%, 5/25/22, Series 2012-M13, Class A2	20,000	20,017
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	50,000	49,811
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	100,000	103,915
3.50%, 1/25/24, Series 2014-M3, Class A2^(d)	110,000	115,425
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	596,000	610,811
2.30%, 10/25/24, Series 2015-M3, Class A1	40,349	40,131
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	250,514
2.14%, 5/25/26, Series 2016-M6, Class A1	190,725	187,129
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	185,558
2.50%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	484,503
3.30%, 4/25/29, Series 2017-M5, Class A2	64,000	64,879
GS Mortgage Securities Corp.
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	100,963
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	91,306
3.68%, 4/10/47, Series 2014-GC20, Class A3	85,927	88,148
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	265,118
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	73,955
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	313,768
2.85%, 10/10/49, Series 2016-GS3, Class A4	182,000	178,478
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	272,228
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	179,557
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	99,759
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	104,571
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	101,304
3.93%, 1/15/47, Series 2013-C17, Class A3	250,000	263,855
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	154,113
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	1,035,781
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	410,600
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,357
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	378,419
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	254,233
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	203,330
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	96,989
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	183,479
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	288,219
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	199,849	202,442
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	260,099
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	104,383
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	268,606
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	207,165
WFRBS Commercial Mortgage Trust
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	213,648
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	108,388
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,218
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	63,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2017

Investments	Principal Amount	Value
4.10%, 3/15/47, Series 2014-C19, Class A5	$25,000	$26,648
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	230,773
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,105
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	103,803

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $17,594,213)		17,448,703

MUNICIPAL BONDS - 0.3%

United States - 0.3%
New Jersey Turnpike Authority
7.41%, 1/1/40	100,000	153,114
State of Illinois
4.95%, 6/1/23	210,000	218,956
5.10%, 6/1/33	220,000	219,019

TOTAL MUNICIPAL BONDS (Cost: $590,265)		591,089

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04%(e) (Cost: $733,070)(f)	733,070	733,070

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $234,795,652)		235,780,528
Other Assets less Liabilities - 0.5%		1,220,305

NET ASSETS - 100.0%		$237,000,833

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at November 30, 2017 (See Note 2).
(d)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2017.
(f)	At November 30, 2017, the total market value of the Fund’s securities on loan was $714,998 and the total market value of the collateral held by the Fund was $733,070.

3-month USD LIBOR – 3-month USD London Interbank Offered Rate as of November 30, 2017 is 1.487%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 5.4%

Federal National Mortgage Association - 5.4%
Federal National Mortgage Association
2.50%, 12/1/32(a) (Cost: $268,879)	$268,000	$267,435

U.S. GOVERNMENT OBLIGATIONS - 17.5%

U.S. Treasury Notes - 17.5%
U.S. Treasury Note
1.75%, 11/15/20	382,000	380,351
1.63%, 8/31/22	500,000	488,623

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $880,038)		868,974

CORPORATE BONDS - 63.0%

United States - 63.0%
AbbVie, Inc.
1.80%, 5/14/18	100,000	100,002
American Express Credit Corp.
2.60%, 9/14/20, Series F	24,000	24,182
2.25%, 5/5/21	76,000	75,502
American International Group, Inc.
4.88%, 6/1/22	92,000	99,952
Amgen, Inc.
2.20%, 5/22/19	47,000	47,068
3.88%, 11/15/21	49,000	51,098
AT&T, Inc.
2.38%, 11/27/18	21,000	21,080
3.00%, 2/15/22	78,000	78,310
Bank of America Corp.
5.63%, 7/1/20	90,000	97,138
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	101,000	99,249
BB&T Corp.
2.05%, 5/10/21	41,000	40,459
Capital One Financial Corp.
4.75%, 7/15/21	56,000	60,201
Celgene Corp.
2.88%, 8/15/20	93,000	93,970
Citigroup, Inc.
2.65%, 10/26/20	97,000	97,411
Coca-Cola Co. (The)
3.30%, 9/1/21	59,000	61,085
CVS Health Corp.
1.90%, 7/20/18	100,000	99,934
Dow Chemical Co. (The)
4.25%, 11/15/20	94,000	98,516
Ecolab, Inc.
4.35%, 12/8/21	53,000	56,551
Enterprise Products Operating LLC
2.55%, 10/15/19	98,000	98,389
Express Scripts Holding Co.
4.75%, 11/15/21	60,000	64,174
Fidelity National Information Services, Inc.
3.63%, 10/15/20	51,000	52,495
General Mills, Inc.
5.65%, 2/15/19	93,000	96,871
HP, Inc.
4.30%, 6/1/21	93,000	97,596
HSBC Finance Corp.
6.68%, 1/15/21	56,000	62,547
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	81,400
Intercontinental Exchange, Inc.
2.75%, 12/1/20	44,000	44,593
JPMorgan Chase & Co.
4.63%, 5/10/21	36,000	38,460
4.35%, 8/15/21	56,000	59,508
KeyCorp
2.90%, 9/15/20	67,000	67,851
L3 Technologies, Inc.
5.20%, 10/15/19	93,000	97,902
Medtronic, Inc.
3.15%, 3/15/22	79,000	81,034
Oracle Corp.
2.80%, 7/8/21	69,000	70,314
PepsiCo, Inc.
2.15%, 10/14/20	51,000	50,991
State Street Corp.
2.55%, 8/18/20	33,000	33,342
SunTrust Banks, Inc.
2.90%, 3/3/21	88,000	89,090
Synchrony Financial
3.00%, 8/15/19	85,000	85,811
Sysco Corp.
1.90%, 4/1/19	100,000	99,798
Target Corp.
2.90%, 1/15/22	73,000	74,430
Time Warner, Inc.
4.88%, 3/15/20	93,000	97,820
Toyota Motor Credit Corp.
1.90%, 4/8/21	92,000	90,879
U.S. Bancorp
2.35%, 1/29/21	48,000	48,156
UnitedHealth Group, Inc.
2.70%, 7/15/20	63,000	63,844
Wells Fargo & Co.
2.50%, 3/4/21	84,000	83,999

TOTAL CORPORATE BONDS (Cost: $3,148,158)		3,133,002

FOREIGN CORPORATE BONDS - 3.8%

Chile - 1.8%
Celulosa Arauco y Constitucion S.A.
7.25%, 7/29/19	86,000	92,575

Israel - 2.0%
Teva Pharmaceutical Finance Netherlands III B.V.
1.40%, 7/20/18	100,000	99,106

TOTAL FOREIGN CORPORATE BONDS (Cost: $192,691)		191,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2017

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%

Mexico - 1.4%
Mexico Government International Bond
8.13%, 12/30/19 (Cost: $70,357)	$62,000	$70,835

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

United States - 6.1%
COMM Mortgage Trust
3.80%, 8/10/46, Series 2013-CR10, Class ASB	80,000	83,214
Morgan Stanley Bank of America Merrill Lynch Trust
2.70%, 12/15/48, Series 2013-C8, Class ASB	50,000	50,282
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	48,460	48,710
2.63%, 5/15/48, Series 2015-NXS1, Class A2	69,000	69,508
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	50,000	49,973

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $303,943)		301,687

TOTAL INVESTMENTS IN SECURITIES - 97.2% (Cost: $4,864,066)		4,833,614
Other Assets less Liabilities - 2.8%		139,657

NET ASSETS - 100.0%		$4,973,271

(a)	To-be-announced (“TBA”) security (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%

U.S. Treasury Notes - 99.5%
U.S. Treasury Floating Rate Notes
1.43%, 1/31/19, (USBMMY3M + 0.14%)*	$341,000	$341,669
1.36%, 4/30/19, (USBMMY3M + 0.07%)*	341,000	341,446
1.35%, 7/31/19, (USBMMY3M + 0.06%)*	337,000	337,301
1.34%, 10/31/19, (USBMMY3M + 0.048%)*	228,000	228,078

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $1,247,348)		1,248,494
Other Assets less Liabilities - 0.5%		5,667

NET ASSETS - 100.0%		$1,254,161

*	Floating rate note. Coupon shown is in effect at November 30, 2017. Date represents the ultimate maturity date.

USBMMY3M	– U.S. Treasury 3-month Treasury Bill Money Market Yield at November 30, 2017 is 1.289%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2017

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 88.9%

Argentina - 3.2%
Banco Macro S.A.
6.75%, 11/4/26, Reg S, (6.750% fixed rate until 11/4/21; 5-year USD swap + 5.463% thereafter)(a)	$250,000	$259,687
Pampa Energia S.A.
7.50%, 1/24/27(b)	600,000	656,286
YPF S.A.
8.75%, 4/4/24(b)	630,000	726,075

Total Argentina		1,642,048

Brazil - 11.8%
Banco do Brasil S.A.
4.63%, 1/15/25(b)	750,000	740,625
Cemig Geracao e Transmissao S.A.
9.25%, 12/5/24(b)	250,000	246,858
Fibria Overseas Finance Ltd.
4.00%, 1/14/25	500,000	498,560
Marfrig Holdings Europe B.V.
8.00%, 6/8/23(b)	340,000	356,787
Petrobras Global Finance B.V.
4.38%, 5/20/23	640,000	635,520
6.25%, 3/17/24	1,170,000	1,251,210
5.63%, 5/20/43	200,000	179,970
6.85%, 6/5/2115	160,000	153,800
Raizen Fuels Finance S.A.
5.30%, 1/20/27(b)	300,000	315,225
Ultrapar International S.A.
5.25%, 10/6/26, Reg S	550,000	562,031
Vale Overseas Ltd.
4.38%, 1/11/22	449,000	467,387
6.25%, 8/10/26	530,000	615,171

Total Brazil		6,023,144

Chile - 5.6%
Celulosa Arauco y Constitucion S.A.
3.88%, 11/2/27(b)	325,000	322,156
5.50%, 11/2/47(b)	325,000	334,539
Cencosud S.A.
4.88%, 1/20/23, Reg S	551,000	580,616
Colbun S.A.
3.95%, 10/11/27(b)(c)	325,000	327,031
Empresa Nacional del Petroleo
4.50%, 9/14/47(b)	250,000	237,875
GNL Quintero S.A.
4.63%, 7/31/29(b)	360,000	376,650
Itau CorpBanca
3.88%, 9/22/19, Reg S	200,000	205,500
SACI Falabella
3.75%, 10/30/27(b)	500,000	488,750

Total Chile		2,873,117

China - 6.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	500,000	498,310
Bank of China Ltd.
5.00%, 11/13/24, Reg S	350,000	374,224
China Overseas Finance Cayman V Ltd.
3.95%, 11/15/22, Series A, Reg S	380,000	392,938
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	357,233
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	500,000	496,970
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	380,000	393,300
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	590,000	603,081

Total China		3,116,056

Colombia - 3.0%
Banco Bilbao Vizcaya
Argentaria Colombia S.A.
4.88%, 4/21/25(b)(c)	720,000	755,100
Ecopetrol S.A.
5.88%, 9/18/23	350,000	391,650
5.88%, 5/28/45	390,000	395,460

Total Colombia		1,542,210

Guatemala - 0.7%
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 2/6/24(b)	330,000	343,406

Hong Kong - 8.8%
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S, (4.25% fixed rate until 11/20/19; 5-year CMT + 2.70% thereafter)(a)	670,000	680,658
Goodman HK Finance
4.38%, 6/19/24, Reg S	800,000	841,140
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	365,000	390,426
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/8/22, Reg S	1,200,000	1,220,102
PCCW -HKT Capital No.5 Ltd.
3.75%, 3/8/23, Reg S	600,000	615,398
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	760,000	763,047

Total Hong Kong		4,510,771

India - 2.4%
ICICI Bank Ltd.
3.13%, 8/12/20, Reg S	250,000	250,923
Reliance Industries Ltd.
3.67%, 11/30/27(b)	1,000,000	1,000,507

Total India		1,251,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2017

Investments	Principal Amount	Value
Indonesia - 3.6%
Listrindo Capital B.V.
4.95%, 9/14/26(b)(c)	$250,000	$253,438
Pertamina Persero PT
5.63%, 5/20/43, Reg S	460,000	501,777
Perusahaan Gas Negara Persero Tbk
5.13%, 5/16/24, Reg S	660,000	710,543
Perusahaan Listrik Negara PT
4.13%, 5/15/27(b)	380,000	380,625

Total Indonesia		1,846,383

Kazakhstan - 2.3%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	1,067,000	1,171,033

Kuwait - 0.5%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S(c)	280,000	276,780

Luxembourg - 2.2%
Klabin Finance S.A.
4.88%, 9/19/27(b)	300,000	297,750
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	344,025
5.13%, 1/15/28(b)	475,000	470,203

Total Luxembourg		1,111,978

Malaysia - 0.7%
Gohl Capital Ltd.
4.25%, 1/24/27, Reg S	340,000	349,656

Mexico - 6.0%
Banco Mercantil del Norte S.A.
7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year CMT + 5.353% thereafter)(a)(b)	490,000	534,713
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	550,000	623,562
Cemex S.A.B. de C.V.
6.13%, 5/5/25, Reg S	250,000	265,625
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	588,000	622,501
Mexichem S.A.B. de C.V.
4.00%, 10/4/27(b)(c)	320,000	319,680
5.50%, 1/15/48(b)	320,000	312,000
Mexico City Airport Trust
5.50%, 7/31/47(b)	400,000	400,596

Total Mexico		3,078,677

Morocco - 2.1%
OCP S.A.
5.63%, 4/25/24, Reg S	1,000,000	1,070,000

Panama - 1.0%
Multibank, Inc.
4.38%, 11/9/22(b)	500,000	500,400

Peru - 2.0%
Southern Copper Corp.
5.25%, 11/8/42	910,000	1,021,157

Poland - 0.6%
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.63%, 9/26/22, Reg S	270,000	288,900

Qatar - 1.3%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	636,000	670,185

Russia - 12.4%
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/7/21, Reg S	300,000	313,875
Gazprom Neft OAO Via GPN Capital S.A.
6.00%, 11/27/23, Reg S	1,100,000	1,215,500
Gazprom OAO Via Gaz Capital S.A.
6.00%, 1/23/21, Reg S	570,000	614,888
6.51%, 3/7/22, Reg S	450,000	498,656
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24(b)	250,000	252,500
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/3/21(b)	250,000	253,281
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 3/6/22, Reg S	500,000	505,625
Sberbank of Russia Via SB Capital S.A.
5.50%, 2/26/24, Reg S, (5.50% fixed rate until 2/26/19; 5-year CMT + 4.023% thereafter)(a)	500,000	511,875
Severstal OAO via Steel Capital S.A.
5.90%, 10/17/22, Reg S	477,000	530,066
VEON Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	231,000
5.95%, 2/13/23, Reg S	600,000	652,500
VTB Bank OJSC Via VTB Capital S.A.
6.95%, 10/17/22, Reg S	700,000	768,250

Total Russia		6,348,016

Singapore - 2.2%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24, Reg S	1,080,000	1,128,348
Puma International Financing S.A.
6.75%, 2/1/21, Reg S	2,000	2,047

Total Singapore		1,130,395

South Africa - 0.6%
Myriad International Holdings B.V.
5.50%, 7/21/25, Reg S	270,000	293,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2017

Investments	Principal Amount	Value
South Korea - 4.2%
GS Caltex Corp.
3.00%, 6/12/22(b)	$250,000	$247,734
KEB Hana Bank
4.25%, 10/14/24, Reg S	850,000	878,917
Shinhan Bank Co., Ltd.
3.88%, 3/24/26(b)	1,000,000	1,014,614

Total South Korea		2,141,265

Turkey - 4.6%
TC Ziraat Bankasi A/S
4.75%, 4/29/21, Reg S	300,000	296,625
Tupras Turkiye Petrol Rafinerileri A/S
4.50%, 10/18/24(b)	500,000	491,875
Turk Telekomunikasyon A/S
4.88%, 6/19/24, Reg S	450,000	454,500
Turkiye Garanti Bankasi A/S
5.25%, 9/13/22, Reg S	250,000	251,563
Turkiye Is Bankasi
5.50%, 4/21/22, Reg S	300,000	299,062
Turkiye Vakiflar Bankasi TAO
6.88%, 2/3/25, Reg S, (6.875% fixed rate until 2/3/20; 5-year USD swap + 5.439% thereafter)(a)	250,000	250,625
Yapi ve Kredi Bankasi A/S
5.75%, 2/24/22, Reg S(c)	300,000	301,125

Total Turkey		2,345,375

United Arab Emirates - 1.0%
DP World Ltd.
6.85%, 7/2/37, Reg S	400,000	493,500

TOTAL FOREIGN CORPORATE BONDS (Cost: $43,722,298)		45,439,507

FOREIGN GOVERNMENT AGENCIES - 3.9%
Argentina - 2.0%
City of Buenos Aires Argentina
7.50%, 6/1/27, Series 144A(b)	350,000	392,000
Provincia de Buenos Aires
9.13%, 3/16/24(b)	300,000	349,875
Provincia de Neuquen Argentina
7.50%, 4/27/25(b)	250,000	268,125

Total Argentina		1,010,000

Indonesia - 0.5%
Lembaga Pembiayaan Ekspor Indonesia
3.88%, 4/6/24, Series EMTN, Reg S	250,000	255,500

United Arab Emirates - 1.4%
MDC-GMTN B.V.
5.50%, 4/20/21, Reg S	666,000	727,605

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,920,472)		1,993,105

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Ecuador - 0.6%
Ecuador Government International Bond
10.75%, 3/28/22(b)	250,000	289,824

Ghana - 0.5%
Ghana Government International Bond
10.75%, 10/14/30(b)	200,000	270,500

Nigeria - 0.4%
Nigeria Government International Bond
6.50%, 11/28/27, Reg S	200,000	204,250

Senegal - 0.5%
Senegal Government International Bond
6.25%, 5/23/33(b)	250,000	261,094

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $966,221)		1,025,668

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04%(d) (Cost: $1,598,119)(e)	1,598,119	1,598,119

TOTAL INVESTMENTS IN SECURITIES - 97.9% (Cost: $48,207,110)		50,056,399
Other Assets less Liabilities - 2.1%		1,079,056

NET ASSETS - 100.0%		$51,135,455

(a)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at November 30, 2017 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of November 30, 2017.
(e)	At November 30, 2017, the total market value of the Fund’s securities on loan was $1,555,565 and the total market value of the collateral held by the Fund was $1,598,119.

10-year CMT - U.S. Treasury Yield Curve 10-year Treasury Note Constant Maturity rate at November 30, 2017 is 2.420%.

5-year CMT - U.S. Treasury Yield Curve 5-year Treasury Note Constant Maturity rate at November 30, 2017 is 2.140%.

5-year USD swap - 5-year USD swap rate at November 30, 2017 is 2.199%.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	27	3/20/18	$(3,349,266)	$15,211
5 Year U.S. Treasury Note	2	3/29/18	(232,688)	406
U.S. Treasury Long Bond	3	3/20/18	(455,156)	4,594
Ultra 10 Year U.S. Treasury Note	22	3/20/18	(2,929,781)	21,494

			$(6,966,891)	$41,705

Long Exposure
2 Year U.S. Treasury Note	32	3/29/18	$6,861,000	$(5,203)
U.S. Treasury Ultra Long Term Bond	1	3/20/18	164,875	(250)

			$7,025,875	$(5,453)

Total - Net			$58,984	$36,252

[1]	“Notional Amount” represents the current notional value of the futures contract.
†	As of November 30, 2017, cash collateral posted by the Fund with the broker for futures contracts was $84,277.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2017

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 1.3%

South Africa - 0.4%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	12,250,000	ZAR	$893,979

Turkey - 0.9%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000	TRY	1,231,505
9.75%, 2/17/21	1,000,000	TRY	246,272
Landwirtschaftliche Rentenbank
5.63%, 2/27/18, Reg S	1,850,000	TRY	465,430

Total Turkey			1,943,207

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,637,706)			2,837,186

FOREIGN GOVERNMENT OBLIGATIONS - 91.4%

Argentina - 2.8%
Argentine Bonos del Tesoro
18.20%, 10/3/21	32,000,000	ARS	1,890,862
16.00%, 10/17/23	33,510,000	ARS	1,936,742
15.50%, 10/17/26	38,800,000	ARS	2,308,030

Total Argentina			6,135,634

Brazil - 10.1%
Brazil Letras do Tesouro Nacional
9.23%, 7/1/19(a)	32,900,000	BRL	8,958,966
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	16,363,000	BRL	5,107,902
10.00%, 1/1/23, Series F	11,375,000	BRL	3,482,628
10.00%, 1/1/25, Series F	8,539,000	BRL	2,577,769
10.00%, 1/1/27, Series F	4,500,000	BRL	1,348,142
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	324,614

Total Brazil			21,800,021

Chile - 3.0%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 2/28/21	500,000,000	CLP	789,213
4.50%, 3/1/21	1,080,000,000	CLP	1,704,611
4.50%, 3/1/26	1,300,000,000	CLP	1,997,560
5.00%, 3/1/35	1,295,000,000	CLP	1,994,895

Total Chile			6,486,279

China - 3.0%
China Government Bond
3.09%, 11/22/18	4,000,000	CNH	600,797
3.09%, 6/29/20, Reg S	9,500,000	CNY	1,408,475
2.48%, 12/1/20	11,500,000	CNY	1,669,763
2.36%, 8/18/21, Reg S	5,000,000	CNY	713,047
3.10%, 6/29/22	6,500,000	CNY	944,551
3.16%, 6/27/23	8,500,000	CNY	1,227,996

Total China			6,564,629

Colombia - 4.8%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	786,289
Colombian TES
7.00%, 5/4/22, Series B	7,766,200,000	COP	2,732,890
10.00%, 7/24/24, Series B	8,403,300,000	COP	3,391,333
6.00%, 4/28/28, Series B	10,755,400,000	COP	3,428,183

Total Colombia			10,338,695

Hungary - 3.0%
Hungary Government Bond
6.50%, 6/24/19, Series 19/A	407,000,000	HUF	1,705,794
7.50%, 11/12/20, Series 20/A	186,690,000	HUF	855,059
7.00%, 6/24/22, Series 22/A	110,400,000	HUF	532,928
6.00%, 11/24/23, Series 23/A	287,780,000	HUF	1,392,217
5.50%, 6/24/25, Series 25/B	420,000,000	HUF	2,012,284
3.00%, 10/27/27, Series 27/A	10,000,000	HUF	41,112

Total Hungary			6,539,394

India - 6.7%
India Government Bond
8.27%, 6/9/20	103,000,000	INR	1,657,137
7.80%, 4/11/21	100,000,000	INR	1,599,124
7.68%, 12/15/23	200,000,000	INR	3,206,241
8.40%, 7/28/24	134,000,000	INR	2,211,160
7.59%, 3/20/29	100,000,000	INR	1,580,888
7.88%, 3/19/30	100,000,000	INR	1,609,259
9.20%, 9/30/30	143,500,000	INR	2,570,931

Total India			14,434,740

Indonesia - 9.0%
Indonesia Treasury Bond
7.00%, 5/15/22, Series FR61	25,450,000,000	IDR	1,951,179
8.38%, 3/15/24, Series FR70	45,000,000,000	IDR	3,668,931
8.38%, 9/15/26, Series FR56	47,091,000,000	IDR	3,895,236
9.00%, 3/15/29, Series FR71	9,130,000,000	IDR	788,194
8.75%, 5/15/31, Series FR73	37,533,000,000	IDR	3,186,947
8.25%, 6/15/32, Series FR58	61,064,000,000	IDR	4,923,336
8.75%, 2/15/44, Series FR67	12,069,000,000	IDR	1,017,549

Total Indonesia			19,431,372

Malaysia - 3.1%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	6,037,000	MYR	1,511,089
3.49%, 3/31/20, Series 0612	2,954,000	MYR	727,008
4.16%, 7/15/21, Series 0111	2,088,000	MYR	522,113
3.42%, 8/15/22, Series 0112	4,968,000	MYR	1,196,514
4.18%, 7/15/24, Series 0114	3,990,000	MYR	986,335
4.39%, 4/15/26, Series 0311	3,739,000	MYR	928,454
4.50%, 4/15/30, Series 0310	2,333,000	MYR	568,447
4.25%, 5/31/35, Series 0415	1,100,000	MYR	256,970

Total Malaysia			6,696,930

Mexico - 4.8%
Mexican Bonos
8.50%, 12/13/18, Series M 10	9,943,000	MXN	541,286
5.00%, 12/11/19, Series M	24,394,000	MXN	1,260,265
6.50%, 6/10/21, Series M	8,000,000	MXN	421,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2017

Investments	Principal Amount†		Value
6.50%, 6/9/22, Series M	13,487,000	MXN	$707,498
10.00%, 12/5/24, Series M 20	42,448,000	MXN	2,638,707
7.50%, 6/3/27, Series M 20	15,269,000	MXN	833,780
8.50%, 5/31/29, Series M 20	11,993,000	MXN	703,214
7.75%, 5/29/31, Series M	10,133,000	MXN	562,211
7.75%, 11/23/34, Series M	5,719,000	MXN	316,008
10.00%, 11/20/36, Series M 30	10,452,000	MXN	701,951
8.50%, 11/18/38, Series M 30	4,854,000	MXN	287,280
7.75%, 11/13/42, Series M	14,142,000	MXN	776,427
8.00%, 11/7/47, Series M	10,000,000	MXN	564,231

Total Mexico			10,314,804

Peru - 3.1%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	1,361,000	PEN	466,562
5.70%, 8/12/24, Reg S	3,640,000	PEN	1,200,537
8.20%, 8/12/26, Reg S	4,563,000	PEN	1,730,930
6.95%, 8/12/31, Reg S	5,226,000	PEN	1,840,608
6.90%, 8/12/37, Reg S	4,165,000	PEN	1,430,805

Total Peru			6,669,442

Philippines - 3.2%
Philippine Government International Bond
4.95%, 1/15/21	94,000,000	PHP	1,928,721
3.90%, 11/26/22	88,000,000	PHP	1,735,575
6.25%, 1/14/36	141,000,000	PHP	3,170,648

Total Philippines			6,834,944

Poland - 6.2%
Republic of Poland Government Bond
3.25%, 7/25/19, Series 0719	1,500,000	PLN	437,927
5.50%, 10/25/19, Series 1019	3,239,000	PLN	986,268
1.50%, 4/25/20, Series 0420	5,000,000	PLN	1,408,944
5.25%, 10/25/20, Series 1020	5,229,000	PLN	1,621,163
5.75%, 10/25/21, Series 1021	2,360,000	PLN	755,058
2.25%, 4/25/22, Series 0422	550,000	PLN	154,281
5.75%, 9/23/22, Series 0922	6,926,000	PLN	2,242,051
4.00%, 10/25/23, Series 1023	5,046,000	PLN	1,521,098
3.25%, 7/25/25, Series 0725	4,316,000	PLN	1,232,557
2.50%, 7/25/26, Series 0726	6,271,000	PLN	1,680,853
2.50%, 7/25/27, Series 0727	5,135,000	PLN	1,357,779

Total Poland			13,397,979

Romania - 3.0%
Romania Government Bond
5.60%, 11/28/18, Series 5Y	1,440,000	RON	381,321
2.50%, 4/29/19, Series 3Y	3,500,000	RON	895,702
5.75%, 4/29/20, Series 7Y	2,800,000	RON	760,292
3.25%, 3/22/21, Series 5Y	1,470,000	RON	373,002
5.95%, 6/11/21, Series 10Y	5,280,000	RON	1,454,651
5.85%, 4/26/23, Series 10Y	5,540,000	RON	1,542,182
4.75%, 2/24/25, Series 10Y	1,655,000	RON	436,920
5.80%, 7/26/27, Series 15Y	2,500,000	RON	705,533

Total Romania			6,549,603

Russia - 10.2%
Russian Federal Bond - OFZ
7.50%, 2/27/19, Series 6208	26,013,000	RUB	447,365
6.70%, 5/15/19, Series 6216	41,220,000	RUB	702,134
6.80%, 12/11/19, Series 6210	165,000,000	RUB	2,809,543
7.60%, 4/14/21, Series 6205	174,964,000	RUB	3,037,577
7.60%, 7/20/22, Series 6209	213,125,000	RUB	3,701,847
7.00%, 1/25/23, Series 6211	143,144,000	RUB	2,419,069
7.00%, 8/16/23, Series 6215	36,950,000	RUB	624,339
7.05%, 1/19/28, Series 6212	334,215,000	RUB	5,550,863
8.50%, 9/17/31, Series 6218	110,000,000	RUB	2,037,911
7.70%, 3/23/33, Series 6221	50,000,000	RUB	858,145

Total Russia			22,188,793

South Africa - 4.6%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	20,702,000	ZAR	1,625,508
8.00%, 1/31/30, Series 2030	15,976,000	ZAR	1,023,649
7.00%, 2/28/31, Series R213	21,992,000	ZAR	1,276,063
6.25%, 3/31/36, Series R209	11,656,600	ZAR	584,994
8.50%, 1/31/37, Series 2037	14,000,000	ZAR	880,153
6.50%, 2/28/41, Series R214	41,303,000	ZAR	2,029,804
8.75%, 1/31/44, Series 2044	23,000,000	ZAR	1,441,955
8.75%, 2/28/48, Series 2048	18,120,000	ZAR	1,136,875

Total South Africa			9,999,001

Thailand - 6.1%
Thailand Government Bond
3.88%, 6/13/19	10,750,000	THB	341,240
2.55%, 6/26/20	53,422,000	THB	1,676,877
3.65%, 12/17/21	103,670,000	THB	3,409,483
3.63%, 6/16/23	61,669,000	THB	2,051,021
3.85%, 12/12/25	57,480,000	THB	1,967,743
4.88%, 6/22/29	78,602,000	THB	2,953,199
3.40%, 6/17/36	27,500,000	THB	899,590

Total Thailand			13,299,153

Turkey - 4.7%
Turkey Government Bond
8.50%, 7/10/19	3,066,000	TRY	733,515
10.50%, 1/15/20	1,456,000	TRY	354,304
9.40%, 7/8/20	4,000,000	TRY	935,472
9.50%, 1/12/22	9,114,000	TRY	2,074,307
8.50%, 9/14/22	5,914,000	TRY	1,289,980
8.00%, 3/12/25	17,362,000	TRY	3,564,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2017

Investments	Principal Amount†		Value
11.00%, 2/24/27	5,000,000	TRY	$1,199,421

Total Turkey			10,151,809

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $221,598,439)			197,833,222

SUPRANATIONAL BONDS - 2.2%
European Investment Bank
6.06%, 3/1/19, Reg S	20,000,000,000	IDR	1,459,116
5.90%, 7/9/19, Reg S	17,910,000,000	IDR	1,349,070
8.39%, 7/29/22, Reg S	12,620,000	ZAR	923,746
8.40%, 12/21/26	15,300,000	ZAR	1,102,239

TOTAL SUPRANATIONAL BONDS (Cost: $5,037,150)			4,834,171

REPURCHASE AGREEMENT - 0.8%

United States - 0.8%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/17 (tri-party custodian: The Bank of New York Mellon Corp.), 1.05% due 12/1/17; Proceeds at maturity - $1,750,051 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 8/15/26; Market value - $1,785,000) (Cost: $1,750,000)	1,750,000		1,750,000

TOTAL INVESTMENTS IN SECURITIES - 95.7% (Cost: $232,023,295)			207,254,579
Other Assets less Liabilities - 4.3%			9,227,794

NET ASSETS - 100.0%			$216,482,373

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2017.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/1/2017	4,759,945	TRY	1,201,073	USD	$17,535	$—
Bank of America N.A.	12/1/2017	45,490	USD	11,970,262	HUF	—	(112)
Bank of America N.A.	12/1/2017	305,898	USD	1,084,498	PLN	—	(1,949)
Bank of America N.A.	12/1/2017	16,839,041	ZAR	1,232,587	USD	1,721	—
Bank of America N.A.	12/5/2017	414,890	RON	105,871	USD	686	—
Bank of America N.A.	12/20/2017	1,000,000,000	COP	332,419	USD	—	(187)
Bank of America N.A.	12/20/2017	6,520,000	MXN	350,969	USD	—	(1,544)
Bank of America N.A.	3/21/2018	4,500,000	TRY	1,095,959	USD	16,049	—
Citibank N.A.	12/20/2017	9,770,053,655	COP	3,321,227	USD	—	(75,303)
Citibank N.A.	12/20/2017	839,357	USD	2,500,000,000	COP	8,777	—
Citibank N.A.	12/20/2017	954,704	USD	61,650,000	INR	—	(472)
Citibank N.A.	12/20/2017	172,809	USD	3,300,000	MXN	—	(4,047)
Citibank N.A.	12/20/2017	864,046	USD	16,500,000	MXN	—	(20,235)
Goldman Sachs	12/20/2017	65,000,000	MXN	3,610,321	USD	—	(126,792)
Goldman Sachs	12/20/2017	685,453	USD	45,000,000	INR	—	(11,755)
JP Morgan Chase Bank N.A.	12/1/2017	657,405	USD	2,115,857	BRL	10,057	—
JP Morgan Chase Bank N.A.	12/1/2017	602,596	USD	1,811,403,475	COP	—	(110)
Merrill Lynch International	12/4/2017	396,113	USD	5,351,482,620	IDR	468	—
State Street Bank and Trust	12/4/2017	32,304	USD	132,150	MYR	—	(10)
UBS AG	12/20/2017	18,519,000	INR	287,205	USD	—	(281)

						$55,293	$(242,797)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2017

CURRENCY LEGEND

ARS	Argentine Peso

BRL	Brazilian real

CLP	Chilean peso

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

COP	Colombian peso

HUF	Hungary forint

IDR	Indonesian rupiah

INR	Indian rupee

MXN	Mexican peso

MYR	Malaysian ringgit

PEN	Peruvian Nuevo sol

PHP	Philippine peso

PLN	Polish zloty

RON	Romanian leu

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 83.4%

United States - 83.4%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)	$100,000	$96,500
99 Cents Only Stores LLC
11.00%, 12/15/19	50,000	43,000
ACE Cash Express, Inc.
11.00%, 2/1/19(a)	50,000	50,094
Acosta, Inc.
7.75%, 10/1/22(a)	100,000	73,000
Actuant Corp.
5.63%, 6/15/22	200,000	204,500
ADT Corp. (The)
6.25%, 10/15/21	450,000	497,250
Advanced Micro Devices, Inc.
7.50%, 8/15/22	169,000	191,815
AECOM
5.75%, 10/15/22	200,000	209,500
AES Corp.
7.38%, 7/1/21	200,000	226,000
AGCO Corp.
5.88%, 12/1/21	100,000	108,368
Aircastle Ltd.
5.13%, 3/15/21	370,000	393,125
Aleris International, Inc.
7.88%, 11/1/20	100,000	98,500
9.50%, 4/1/21(a)	125,000	132,188
Allegheny Technologies, Inc.
5.95%, 1/15/21	250,000	257,500
Allegiant Travel Co.
5.50%, 7/15/19	100,000	103,625
Alliance One International, Inc.
9.88%, 7/15/21	100,000	91,625
Ally Financial, Inc.
3.50%, 1/27/19	500,000	506,250
3.75%, 11/18/19	100,000	101,750
7.50%, 9/15/20	700,000	788,375
4.25%, 4/15/21	200,000	207,750
American Airlines Group, Inc.
5.50%, 10/1/19(a)	220,000	227,700
4.63%, 3/1/20(a)	300,000	306,690
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(b)	200,000	207,250
American Midstream Partners L.P.
8.50%, 12/15/21(a)	160,000	168,000
American Tire Distributors, Inc.
10.25%, 3/1/22(a)	200,000	205,500
Amkor Technology, Inc.
6.38%, 10/1/22	100,000	103,500
Andeavor Logistics L.P.
5.50%, 10/15/19	203,000	212,835
6.13%, 10/15/21	250,000	257,657
Anixter, Inc.
5.13%, 10/1/21	250,000	265,731
Antero Resources Corp.
5.38%, 11/1/21	200,000	205,750
Apex Tool Group LLC
7.00%, 2/1/21(a)	100,000	95,250
APX Group, Inc.
8.75%, 12/1/20	150,000	153,518
Archrock Partners L.P.
6.00%, 4/1/21	100,000	100,000
Arconic, Inc.
6.15%, 8/15/20	150,000	162,022
5.40%, 4/15/21	200,000	213,845
5.87%, 2/23/22	100,000	108,760
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	82,000	80,770
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	300,000	327,750
Ashland LLC
4.75%, 8/15/22	270,000	282,150
AV Homes, Inc.
6.63%, 5/15/22	100,000	104,754
Avis Budget Car Rental LLC
5.13%, 6/1/22(a)(b)	150,000	151,500
Avon Products, Inc.
6.60%, 3/15/20(b)	100,000	96,000
B&G Foods, Inc.
4.63%, 6/1/21	44,000	44,783
Ball Corp.
4.38%, 12/15/20	300,000	313,125
Beazer Homes USA, Inc.
8.75%, 3/15/22	200,000	219,750
Berry Global, Inc.
5.50%, 5/15/22	100,000	103,750
Bill Barrett Corp.
7.00%, 10/15/22(b)	100,000	102,250
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	100,000	91,000
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	375,000	381,446
Bon-Ton Department Stores, Inc. (The)
8.00%, 6/15/21	50,000	16,250
Boxer Parent Co., Inc.
9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	25,000	25,125
Bristow Group, Inc.
6.25%, 10/15/22(b)	100,000	80,940
Cablevision Systems Corp.
7.75%, 4/15/18	459,000	468,180
CalAtlantic Group, Inc.
8.38%, 5/15/18	89,000	91,359
Calpine Corp.
6.00%, 1/15/22(a)	200,000	206,750
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	225,000	225,281
Carpenter Technology Corp.
5.20%, 7/15/21	200,000	209,218
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	75,000	76,594
CCO Holdings LLC
5.25%, 9/30/22	250,000	257,344
CEC Entertainment, Inc.
8.00%, 2/15/22	125,000	120,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
Centene Corp.
5.63%, 2/15/21	$100,000	$103,500
4.75%, 5/15/22	275,000	286,828
Century Aluminum Co.
7.50%, 6/1/21(a)	200,000	207,250
Century Communities, Inc.
6.88%, 5/15/22	100,000	105,345
CenturyLink, Inc.
5.63%, 4/1/20, Series V	500,000	503,125
Cenveo Corp.
6.00%, 8/1/19(a)(b)	100,000	67,000
Cequel Communications Holdings I LLC
6.38%, 9/15/20(a)	155,000	157,519
5.13%, 12/15/21(a)	250,000	252,187
Ceridian HCM Holding, Inc.
11.00%, 3/15/21(a)	150,000	158,063
CF Industries, Inc.
7.13%, 5/1/20	300,000	329,625
Chesapeake Energy Corp.
6.63%, 8/15/20	100,000	105,000
6.13%, 2/15/21(b)	150,000	151,875
Chester Downs & Marina LLC
9.25%, 2/1/20(a)	50,000	51,345
Choice Hotels International, Inc.
5.75%, 7/1/22	150,000	164,812
CIT Group, Inc.
3.88%, 2/19/19	350,000	356,335
5.00%, 8/15/22	200,000	214,250
Citgo Holding, Inc.
10.75%, 2/15/20(a)	250,000	265,625
Claire’s Stores, Inc.
9.00%, 3/15/19(a)	150,000	92,063
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	200,000	198,750
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	100,000	107,438
CNH Industrial Capital LLC
3.63%, 4/15/18	200,000	201,020
4.38%, 11/6/20	40,000	41,760
CNO Financial Group, Inc.
4.50%, 5/30/20	200,000	206,500
CNX Resources Corp.
5.88%, 4/15/22	350,000	359,625
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	200,000	212,000
Community Health Systems, Inc.
8.00%, 11/15/19(b)	400,000	359,500
5.13%, 8/1/21	250,000	235,625
6.88%, 2/1/22(b)	500,000	303,750
Comstock Resources, Inc.
10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	200,000	207,250
Consolidated Communications, Inc.
6.50%, 10/1/22	125,000	114,531
Continental Resources, Inc.
5.00%, 9/15/22	400,000	409,000
Covanta Holding Corp.
6.38%, 10/1/22	100,000	102,750
Credit Acceptance Corp.
6.13%, 2/15/21	200,000	203,750
Crescent Communities LLC
8.88%, 10/15/21(a)	100,000	106,750
CSC Holdings LLC
6.75%, 11/15/21	100,000	107,750
CSI Compressco L.P.
7.25%, 8/15/22	100,000	95,000
CURO Financial Technologies Corp.
12.00%, 3/1/22(a)	100,000	110,500
DaVita, Inc.
5.75%, 8/15/22	200,000	206,225
DCP Midstream Operating L.P.
2.50%, 12/1/17	64,000	64,000
4.75%, 9/30/21(a)	300,000	309,750
Dell, Inc.
5.65%, 4/15/18	312,000	316,477
5.88%, 6/15/19(b)	150,000	156,188
Denbury Resources, Inc.
9.00%, 5/15/21(a)	100,000	96,750
5.50%, 5/1/22(b)	100,000	66,000
DISH DBS Corp.
4.25%, 4/1/18	176,000	177,637
7.88%, 9/1/19	600,000	643,626
6.75%, 6/1/21	450,000	480,375
DJO Finco, Inc.
8.13%, 6/15/21(a)	120,000	114,225
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	40,000	41,049
DynCorp International, Inc.
11.88%, 11/30/20 (10.375% Cash + 1.50% PIK)	100,750	107,047
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	100,000	101,750
EMC Corp.
2.65%, 6/1/20	600,000	593,645
Endeavor Energy Resources L.P.
7.00%, 8/15/21(a)	100,000	103,563
Endo Finance LLC
5.75%, 1/15/22(a)	170,000	142,375
Energen Corp.
4.63%, 9/1/21	250,000	253,750
Energy Transfer Equity L.P.
7.50%, 10/15/20	250,000	278,750
Enova International, Inc.
9.75%, 6/1/21	100,000	106,500
EnPro Industries, Inc.
5.88%, 9/15/22	150,000	156,750
Ensco PLC
4.70%, 3/15/21(b)	160,000	157,600
Envision Healthcare Corp.
5.63%, 7/15/22	150,000	153,750
Enviva Partners L.P.
8.50%, 11/1/21	100,000	107,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
EP Energy LLC
9.38%, 5/1/20	$150,000	$111,750
EV Energy Partners L.P.
8.00%, 4/15/19	100,000	50,500
Everi Payments, Inc.
10.00%, 1/15/22	125,000	135,791
Extraction Oil & Gas, Inc.
7.88%, 7/15/21(a)	150,000	159,375
FBM Finance, Inc.
8.25%, 8/15/21(a)	50,000	53,625
Ferrellgas L.P.
6.50%, 5/1/21	200,000	190,500
Fidelity & Guaranty Life Holdings, Inc.
6.38%, 4/1/21(a)	75,000	76,219
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	200,000	202,280
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	160,000	167,800
Forum Energy Technologies, Inc.
6.25%, 10/1/21	200,000	200,000
Freeport-McMoRan, Inc.
3.10%, 3/15/20	350,000	351,750
6.50%, 11/15/20	270,000	275,413
4.00%, 11/14/21	420,000	424,410
Frontier Communications Corp.
8.13%, 10/1/18(b)	350,000	348,250
8.50%, 4/15/20(b)	169,000	154,952
6.25%, 9/15/21(b)	300,000	222,750
GameStop Corp.
6.75%, 3/15/21(a)(b)	100,000	104,750
Gates Global LLC
6.00%, 7/15/22(a)	200,000	205,560
GCI, Inc.
6.75%, 6/1/21	200,000	203,750
General Cable Corp.
5.75%, 10/1/22	100,000	102,750
Genesis Energy L.P.
5.75%, 2/15/21	100,000	101,250
6.75%, 8/1/22	100,000	103,845
GenOn Energy, Inc.
7.88%, 6/15/17(c)	110,000	79,750
Genworth Holdings, Inc.
6.52%, 5/22/18(b)	100,000	100,250
7.20%, 2/15/21	190,000	185,725
7.63%, 9/24/21	125,000	122,813
Global Partners L.P.
6.25%, 7/15/22	100,000	102,500
GLP Capital L.P.
4.88%, 11/1/20	240,000	253,538
Gogo Intermediate Holdings LLC
12.50%, 7/1/22(a)	100,000	113,750
GrafTech International Ltd.
6.38%, 11/15/20	150,000	150,375
Graphic Packaging International, Inc.
4.75%, 4/15/21	150,000	158,325
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	125,000	132,188
Greif, Inc.
7.75%, 8/1/19	100,000	108,000
Griffon Corp.
5.25%, 3/1/22	200,000	204,810
Group 1 Automotive, Inc.
5.00%, 6/1/22	200,000	207,250
Guitar Center, Inc.
6.50%, 4/15/19(a)	75,000	70,781
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	75,000	76,688
9.25%, 3/1/21(a)	175,000	177,625
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	109,000	111,453
HCA Healthcare, Inc.
6.25%, 2/15/21	400,000	429,500
HCA, Inc.
3.75%, 3/15/19	150,000	152,250
6.50%, 2/15/20	700,000	753,375
7.50%, 2/15/22	50,000	56,500
Hecla Mining Co.
6.88%, 5/1/21	100,000	102,875
Herc Rentals, Inc.
7.50%, 6/1/22(a)	150,000	162,375
Hertz Corp. (The)
6.75%, 4/15/19	156,000	156,000
5.88%, 10/15/20(b)	100,000	100,170
7.38%, 1/15/21(b)	100,000	100,750
6.25%, 10/15/22	100,000	96,000
Hexion Nova Scotia Finance ULC
9.00%, 11/15/20(b)	75,000	54,750
Hexion, Inc.
6.63%, 4/15/20	400,000	355,000
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	100,000	99,250
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	75,000	49,875
5.00%, 3/1/21	125,000	67,188
HRG Group, Inc.
7.75%, 1/15/22	270,000	280,800
Hub Holdings LLC
8.13%, 7/15/19, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	100,000	100,250
HUB International Ltd.
7.88%, 10/1/21(a)	150,000	156,188
Hughes Satellite Systems Corp.
7.63%, 6/15/21	300,000	333,000
Huntington Ingalls Industries, Inc.
5.00%, 12/15/21(a)	120,000	123,195
Huntsman International LLC
4.88%, 11/15/20	200,000	210,000
Icahn Enterprises L.P.
6.00%, 8/1/20	600,000	618,375
5.88%, 2/1/22	200,000	205,250
6.25%, 2/1/22	100,000	104,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
iHeartCommunications, Inc.
9.00%, 12/15/19(b)	$450,000	$336,375
9.00%, 3/1/21(b)	300,000	216,750
Immucor, Inc.
11.13%, 2/15/22(a)	50,000	52,000
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	290,000	298,700
Infor U.S., Inc.
5.75%, 8/15/20(a)	100,000	102,969
6.50%, 5/15/22	100,000	103,500
International Game Technology PLC
6.25%, 2/15/22(a)	400,000	438,500
INVISTA Finance LLC
4.25%, 10/15/19(a)	200,000	205,250
iStar, Inc.
5.00%, 7/1/19	220,000	222,337
6.50%, 7/1/21	100,000	104,500
6.00%, 4/1/22	100,000	103,875
5.25%, 9/15/22	95,000	96,306
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	200,000	211,750
Jefferies Finance LLC
7.50%, 4/15/21(a)	200,000	209,000
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	100,000	112,950
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)(b)	100,000	88,000
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	100,000	109,500
KB Home
4.75%, 5/15/19	53,000	54,391
8.00%, 3/15/20	200,000	221,750
7.00%, 12/15/21	100,000	112,250
Kindred Healthcare, Inc.
8.00%, 1/15/20	200,000	202,500
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	100,000	104,990
12.50%, 11/1/21(a)	100,000	112,000
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	150,000	154,575
L Brands, Inc.
7.00%, 5/1/20	100,000	110,000
6.63%, 4/1/21	350,000	386,788
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	200,000	207,000
Laredo Petroleum, Inc.
5.63%, 1/15/22	225,000	228,872
Legacy Reserves L.P.
6.63%, 12/1/21	100,000	68,000
Lennar Corp.
4.50%, 6/15/19	350,000	359,187
4.75%, 4/1/21(b)	210,000	220,762
Level 3 Financing, Inc.
5.38%, 8/15/22	300,000	303,000
Lexmark International, Inc.
6.63%, 3/15/20	100,000	104,775
LifePoint Health, Inc.
5.50%, 12/1/21	250,000	253,125
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	100,000	103,750
LSB Industries, Inc.
8.50%, 8/1/19(b)(d)	100,000	99,500
M/I Homes, Inc.
6.75%, 1/15/21	269,000	280,432
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	300,000	291,000
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	175,000	202,125
Martin Midstream Partners L.P.
7.25%, 2/15/21	140,000	143,150
McDermott International, Inc.
8.00%, 5/1/21(a)	305,000	315,675
MDC Holdings, Inc.
5.63%, 2/1/20	86,000	90,945
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(b)	100,000	96,625
Meritage Homes Corp.
7.15%, 4/15/20	75,000	82,313
7.00%, 4/1/22	100,000	113,750
MGM Resorts International
6.75%, 10/1/20	520,000	569,889
6.63%, 12/15/21	260,000	289,897
MHGE Parent LLC
8.50%, 8/1/19, Toggle PIK (8.500% Cash or 9.250% PIK)(a)(b)	100,000	100,500
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	100,000	101,500
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	90,000	94,388
Momentive Performance Materials, Inc.
3.88%, 10/24/21	200,000	208,000
Monitronics International, Inc.
9.13%, 4/1/20(b)	150,000	127,125
Murray Energy Corp.
11.25%, 4/15/21(a)	150,000	84,000
Nabors Industries, Inc.
5.00%, 9/15/20	200,000	202,750
National CineMedia LLC
6.00%, 4/15/22	100,000	101,750
Nationstar Mortgage LLC
7.88%, 10/1/20	240,000	245,190
6.50%, 7/1/21	120,000	122,175
Natural Resource Partners L.P.
10.50%, 3/15/22	100,000	106,250
Navient Corp.
5.50%, 1/15/19	103,000	105,781
8.00%, 3/25/20	1,000,000	1,092,500
5.88%, 3/25/21	100,000	104,375
6.63%, 7/26/21	200,000	212,000
6.50%, 6/15/22	100,000	105,125
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	100,000	85,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	$100,000	$79,250
NCL Corp., Ltd.
4.75%, 12/15/21(a)	300,000	311,250
NCR Corp.
4.63%, 2/15/21	100,000	100,750
5.00%, 7/15/22	100,000	102,000
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	205,000	117,875
Neovia Logistics Services LLC
8.88%, 8/1/20(a)	50,000	41,750
Netflix, Inc.
5.38%, 2/1/21	250,000	266,250
New Home Co., Inc. (The)
7.25%, 4/1/22	162,000	168,480
Newfield Exploration Co.
5.75%, 1/30/22	200,000	214,750
NewStar Financial, Inc.
7.25%, 5/1/20	155,000	161,200
NGL Energy Partners L.P.
5.13%, 7/15/19	184,000	186,300
6.88%, 10/15/21	150,000	153,000
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	300,000	309,375
Nielsen Finance LLC
5.00%, 4/15/22(a)	200,000	206,370
Nine West Holdings, Inc.
8.25%, 3/15/19(a)	50,000	6,500
NRG Energy, Inc.
6.25%, 7/15/22	200,000	209,250
NuStar Logistics L.P.
4.80%, 9/1/20	380,000	387,600
Oasis Petroleum, Inc.
6.50%, 11/1/21	50,000	50,750
6.88%, 3/15/22(b)	250,000	255,312
Och-Ziff Finance Co. LLC
4.50%, 11/20/19(a)	310,000	300,312
Omnimax International, Inc.
12.00%, 8/15/20(a)	100,000	108,250
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	250,000	258,281
7.25%, 12/15/21(a)	100,000	103,945
Opal Acquisition, Inc.
10.00%, 10/1/24(a)	133,000	115,045
Orbital ATK, Inc.
5.25%, 10/1/21	300,000	309,000
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	250,000	248,750
Oshkosh Corp.
5.38%, 3/1/22	200,000	207,500
Outfront Media Capital LLC
5.25%, 2/15/22	100,000	103,187
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	150,000	157,875
Pacific Drilling S.A.
5.38%, 6/1/20(a)	100,000	36,500
Park Aerospace Holdings Ltd.
5.25%, 8/15/22(a)	200,000	205,250
Parker Drilling Co.
6.75%, 7/15/22	50,000	40,688
Peabody Energy Corp.
6.00%, 3/31/22(a)	100,000	103,250
Penske Automotive Group, Inc.
5.75%, 10/1/22	200,000	206,250
PHI, Inc.
5.25%, 3/15/19	100,000	99,500
Pinnacle Foods Finance LLC
4.88%, 5/1/21	100,000	102,000
Pioneer Energy Services Corp.
6.13%, 3/15/22	50,000	40,750
Platform Specialty Products Corp.
10.38%, 5/1/21(a)	200,000	217,375
Pride International LLC
6.88%, 8/15/20(b)	75,000	78,563
PulteGroup, Inc.
4.25%, 3/1/21	270,000	280,692
Range Resources Corp.
5.75%, 6/1/21	150,000	156,000
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	150,000	142,500
Resolute Energy Corp.
8.50%, 5/1/20	175,000	178,719
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	120,000	95,850
RHP Hotel Properties L.P.
5.00%, 4/15/21	150,000	153,375
Rite Aid Corp.
9.25%, 3/15/20	120,000	122,250
Rockies Express Pipeline LLC
6.85%, 7/15/18(a)	221,000	226,249
Rowan Cos., Inc.
4.88%, 6/1/22	160,000	153,549
RSP Permian, Inc.
6.63%, 10/1/22	100,000	105,500
rue21, Inc.
9.00%, 10/15/21(a)(c)	50,000	388
Sable International Finance Ltd.
6.88%, 8/1/22(a)	200,000	214,500
Sable Permian Resources Land LLC
13.00%, 11/30/20(a)	100,000	117,250
Sable Permian Resources LLC
8.00%, 6/15/20(a)	50,000	49,875
7.13%, 11/1/20(a)	100,000	82,500
Sabra Health Care L.P.
5.50%, 2/1/21	100,000	103,188
Safeway, Inc.
5.00%, 8/15/19	200,000	202,500
Sanchez Energy Corp.
7.75%, 6/15/21(b)	100,000	95,250
SBA Communications Corp.
4.00%, 10/1/22(a)	250,000	252,500
Scientific Games International, Inc.
6.63%, 5/15/21	150,000	155,250
7.00%, 1/1/22(a)	300,000	317,250
Select Medical Corp.
6.38%, 6/1/21	200,000	206,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

	Principal
Investments	Amount	Value
SemGroup Corp.
5.63%, 7/15/22	$220,000	$219,450
Service Corp. International
7.63%, 10/1/18	110,000	114,950
SESI LLC
7.13%, 12/15/21	100,000	102,500
Signode Industrial Group Lux SA
6.38%, 5/1/22(a)	120,000	124,050
Silgan Holdings, Inc.
5.00%, 4/1/20	112,000	112,840
Sinclair Television Group, Inc.
6.13%, 10/1/22	100,000	104,125
SM Energy Co.
6.50%, 11/15/21(b)	100,000	101,250
Sotheby’s
5.25%, 10/1/22(a)	100,000	102,750
Southwestern Energy Co.
4.10%, 3/15/22(b)	100,000	98,750
Springleaf Finance Corp.
5.25%, 12/15/19	300,000	309,750
8.25%, 12/15/20	300,000	332,625
7.75%, 10/1/21	250,000	277,812
6.13%, 5/15/22	50,000	52,125
Springs Industries, Inc.
6.25%, 6/1/21	100,000	102,500
Sprint Capital Corp.
6.90%, 5/1/19	280,000	295,050
Sprint Communications, Inc.
9.00%, 11/15/18(a)	394,000	416,655
7.00%, 3/1/20(a)	300,000	322,125
7.00%, 8/15/20	100,000	107,000
Sprint Corp.
7.25%, 9/15/21	230,000	245,525
Starwood Property Trust, Inc.
5.00%, 12/15/21	250,000	260,937
Steel Dynamics, Inc.
5.13%, 10/1/21	300,000	308,625
Sterigenics-Nordion Topco LLC
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	100,000	101,250
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	150,000	102,750
Sunoco L.P.
5.50%, 8/1/20	100,000	102,925
6.25%, 4/15/21	150,000	156,000
SUPERVALU, Inc.
6.75%, 6/1/21(b)	200,000	194,500
Surgery Center Holdings, Inc.
8.88%, 4/15/21(a)	100,000	101,250
Symantec Corp.
4.20%, 9/15/20	250,000	257,427
Syniverse Foreign Holdings Corp.
9.13%, 1/15/22(a)	100,000	102,250
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month USD LIBOR + 4.182% thereafter)(d)	250,000	269,375
T-Mobile USA, Inc.
6.13%, 1/15/22	100,000	103,750
Talen Energy Supply LLC
9.50%, 7/15/22(a)	200,000	209,000
6.50%, 9/15/24(a)	250,000	208,750
Targa Resources Partners L.P.
4.13%, 11/15/19	5,000	5,050
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	200,000	203,966
TEGNA, Inc.
5.13%, 10/15/19	53,000	53,795
4.88%, 9/15/21(a)	100,000	102,250
Tenet Healthcare Corp.
6.75%, 2/1/20	100,000	101,375
6.00%, 10/1/20	400,000	421,500
4.38%, 10/1/21	100,000	100,500
8.13%, 4/1/22	500,000	496,875
Terraform Global Operating LLC
9.75%, 8/15/22(a)	150,000	166,500
TIBCO Software, Inc.
11.38%, 12/1/21(a)	100,000	109,000
Time, Inc.
5.75%, 4/15/22(a)(b)	100,000	104,875
TMX Finance LLC
8.50%, 9/15/18(a)	50,000	46,250
Toll Brothers Finance Corp.
4.00%, 12/31/18	100,000	101,875
5.88%, 2/15/22	200,000	219,750
TPC Group, Inc.
8.75%, 12/15/20(a)	175,000	174,562
TransDigm, Inc.
5.50%, 10/15/20	270,000	273,037
6.00%, 7/15/22	150,000	155,063
Transocean, Inc.
6.50%, 11/15/20	50,000	52,250
8.38%, 12/15/21	200,000	219,492
Transworld Systems, Inc.
9.50%, 8/15/21(a)	50,000	31,750
TRI Pointe Group, Inc.
4.38%, 6/15/19	220,000	225,500
Tribune Media Co.
5.88%, 7/15/22	200,000	205,000
Triumph Group, Inc.
4.88%, 4/1/21	200,000	197,500
Ultra Resources, Inc.
6.88%, 4/15/22(a)	150,000	151,988
Unit Corp.
6.63%, 5/15/21	300,000	302,250
United Continental Holdings, Inc.
6.00%, 12/1/20	225,000	243,562
United States Steel Corp.
7.38%, 4/1/20	205,000	223,962
8.38%, 7/1/21(a)	250,000	273,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
Universal Hospital Services, Inc.
7.63%, 8/15/20	$135,000	$136,053
Valeant Pharmaceuticals International
7.00%, 10/1/20(a)	15,000	15,206
Valeant Pharmaceuticals International, Inc.
5.38%, 3/15/20(a)	725,000	720,469
5.63%, 12/1/21(a)	500,000	466,875
6.50%, 3/15/22(a)	100,000	105,250
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	100,000	108,125
VFH Parent LLC
6.75%, 6/15/22(a)	200,000	210,250
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month USD LIBOR + 3.895% thereafter)(b)(d)	200,000	197,565
Weatherford International Ltd.
9.63%, 3/1/19	100,000	107,000
5.13%, 9/15/20(b)	200,000	200,000
4.50%, 4/15/22(b)	150,000	135,750
WESCO Distribution, Inc.
5.38%, 12/15/21	100,000	102,625
Whiting Petroleum Corp.
5.75%, 3/15/21(b)	300,000	302,250
William Lyon Homes, Inc.
7.00%, 8/15/22	100,000	103,500
Windstream Services LLC
7.75%, 10/15/20(b)	20,000	17,400
8.63%, 10/31/25(a)(b)	76,000	74,292
WPX Energy, Inc.
7.50%, 8/1/20	144,000	156,960
6.00%, 1/15/22	250,000	258,750
WR Grace & Co-Conn
5.13%, 10/1/21(a)	200,000	212,250
XPO Logistics, Inc.
6.50%, 6/15/22(a)	420,000	440,475
York Risk Services Holding Corp.
8.50%, 10/1/22(a)	100,000	98,000
Yum! Brands, Inc.
3.88%, 11/1/20	100,000	102,375
Zebra Technologies Corp.
7.25%, 10/15/22	150,000	158,456

TOTAL CORPORATE BONDS (Cost: $72,102,291)		72,099,843

FOREIGN CORPORATE BONDS - 13.8%
Australia - 0.5%
BlueScope Steel Finance Ltd.
6.50%, 5/15/21(a)	100,000	104,500
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	250,000	254,997
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)(b)	100,000	104,875

Total Australia		464,372

Bermuda - 0.2%
Teekay Corp.
8.50%, 1/15/20(b)	150,000	151,500

Canada - 3.2%
Air Canada
7.75%, 4/15/21(a)(b)	200,000	229,500
Athabasca Oil Corp.
9.88%, 2/24/22(a)	100,000	97,500
Baffinland Iron Mines Corp.
12.00%, 2/1/22(a)	50,000	52,625
Baytex Energy Corp.
5.13%, 6/1/21(a)	100,000	96,000
Bombardier, Inc.
7.75%, 3/15/20(a)	200,000	216,168
8.75%, 12/1/21(a)	425,000	472,285
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	100,000	102,125
6.13%, 7/1/22(a)	100,000	104,905
Calfrac Holdings L.P.
7.50%, 12/1/20(a)	110,000	108,900
Cascades, Inc.
5.50%, 7/15/22(a)	170,000	176,162
Eldorado Gold Corp.
6.13%, 12/15/20(a)	100,000	98,030
GFL Environmental, Inc.
5.63%, 5/1/22(a)	200,000	207,000
Imperial Metals Corp.
7.00%, 3/15/19(a)(b)	100,000	94,500
Jupiter Resources, Inc.
8.50%, 10/1/22(a)	150,000	103,814
Kinross Gold Corp.
5.13%, 9/1/21	211,000	223,660
Taseko Mines Ltd.
8.75%, 6/15/22(a)	150,000	154,125
Videotron Ltd.
5.00%, 7/15/22	200,000	211,500

Total Canada		2,748,799

Finland - 0.3%
Nokia Oyj
5.38%, 5/15/19	250,000	259,063

France - 1.1%
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month USD LIBOR + 6.982% thereafter)(a)(d)(e)	200,000	221,000
SFR Group S.A.
6.00%, 5/15/22(a)	750,000	757,035

Total France		978,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

Investments	Principal Amount	Value
Germany - 0.4%
ZF North America Capital, Inc.
4.50%, 4/29/22(a)	$350,000	$371,875

Ireland - 0.2%
Ardagh Packaging Finance PLC
4.25%, 9/15/22(a)	200,000	204,975

Italy - 0.4%
Telecom Italia Capital S.A.
7.18%, 6/18/19	296,000	317,460

Japan - 0.7%
SoftBank Group Corp.
4.50%, 4/15/20(a)	600,000	615,720

Luxembourg - 2.7%
Altice Financing S.A.
6.50%, 1/15/22(a)	250,000	258,750
Altice Luxembourg S.A.
7.75%, 5/15/22(a)	600,000	572,250
ArcelorMittal
5.75%, 8/5/20	410,000	440,750
Coveris Holdings S.A.
7.88%, 11/1/19(a)	200,000	201,500
Intelsat Connect Finance S.A.
12.50%, 4/1/22(a)	100,000	87,000
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	600,000	570,000
9.50%, 9/30/22(a)	100,000	115,750
Intelsat Luxembourg S.A.
7.75%, 6/1/21(b)	200,000	119,000

Total Luxembourg		2,365,000

Netherlands - 1.2%
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20	300,000	310,590
Lincoln Finance Ltd.
7.38%, 4/15/21(a)	200,000	210,250
NXP B.V.
4.13%, 6/1/21(a)	500,000	515,310

Total Netherlands		1,036,150

New Zealand - 0.4%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	250,000	254,531
Trilogy International Partners LLC
8.88%, 5/1/22(a)(b)	100,000	102,250

Total New Zealand		356,781

Norway - 0.3%
Aker BP ASA
6.00%, 7/1/22(a)	200,000	209,750

Sweden - 0.6%
Perstorp Holding AB
11.00%, 9/30/21(a)	200,000	219,500
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	250,000	252,258

Total Sweden		471,758

United Kingdom - 1.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18(a)	200,000	198,000
CEVA Group PLC
4.00%, 5/1/18(a)	150,000	147,000
7.00%, 3/1/21(a)(b)	75,000	72,750
Inmarsat Finance PLC
4.88%, 5/15/22(a)	200,000	204,250
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19(a)(b)	350,000	358,313
KCA Deutag UK Finance PLC
9.88%, 4/1/22(a)	200,000	211,500
Noble Holding International Ltd.
5.75%, 3/16/18	100,000	100,500
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	120,000	121,541

Total United Kingdom		1,413,854

TOTAL FOREIGN CORPORATE BONDS (Cost: $11,991,916)		11,965,092

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

United States - 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04%(f) (Cost: $6,567,475)(g)	6,567,475	6,567,475

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $90,661,682)		90,632,410
Other Assets less Liabilities - (4.8)%		(4,156,276)

NET ASSETS - 100.0%		$86,476,134

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2017 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2017

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2017.
(g)	At November 30, 2017, the total market value of the Fund’s securities on loan was $6,351,761 and the total market value of the collateral held by the Fund was $6,567,475.

3-month USD LIBOR - 3-month USD London Interbank Offered Rate as of November 30, 2017 is 1.487%.

PIK - Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	214	3/29/18	$(45,882,937)	$17,768
5 Year U.S. Treasury Note	181	3/29/18	(21,058,219)	56,729

			$(66,941,156)	$74,497

[1]	“Notional Amount” represents the current notional value of the futures contract.
†	As of November 30, 2017, cash collateral posted by the Fund with the broker for futures contracts was $195,351.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 86.4%

United States - 86.4%
ACE Cash Express, Inc.
11.00%, 2/1/19(a)(b)	$50,000	$50,094
ACI Worldwide, Inc.
6.38%, 8/15/20(a)	50,000	51,063
Advanced Micro Devices, Inc.
7.50%, 8/15/22	40,000	45,400
Aircastle Ltd.
5.13%, 3/15/21	100,000	106,250
Aleris International, Inc.
7.88%, 11/1/20	50,000	49,250
9.50%, 4/1/21(a)	50,000	52,875
Allegheny Technologies, Inc.
5.95%, 1/15/21	75,000	77,250
Alliance One International, Inc.
9.88%, 7/15/21	50,000	45,813
Ally Financial, Inc.
7.50%, 9/15/20	300,000	337,875
American Airlines Group, Inc.
5.50%, 10/1/19(a)	125,000	129,375
American Axle & Manufacturing, Inc.
6.25%, 3/15/21(b)	50,000	51,375
American Midstream Partners L.P.
8.50%, 12/15/21(a)	50,000	52,500
Amkor Technology, Inc.
6.63%, 6/1/21	25,000	25,500
Andeavor Logistics L.P.
5.50%, 10/15/19	25,000	26,211
6.13%, 10/15/21	50,000	51,531
Anixter, Inc.
5.63%, 5/1/19	36,000	37,395
Antero Resources Corp.
5.38%, 11/1/21	50,000	51,438
APX Group, Inc.
6.38%, 12/1/19	6,000	6,090
8.75%, 12/1/20	50,000	51,173
Archrock Partners L.P.
6.00%, 4/1/21	50,000	50,000
Arconic, Inc.
6.15%, 8/15/20	150,000	162,022
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	50,000	49,250
AV Homes, Inc.
6.63%, 5/15/22	50,000	52,377
Avis Budget Car Rental LLC
5.13%, 6/1/22(a)(b)	50,000	50,500
Avon Products, Inc.
6.60%, 3/15/20(b)	50,000	48,000
Beazer Homes USA, Inc.
5.75%, 6/15/19	5,000	5,281
8.75%, 3/15/22	25,000	27,469
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	25,000	22,750
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	75,000	76,289
Boxer Parent Co., Inc.
9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	25,000	25,125
Cablevision Systems Corp.
7.75%, 4/15/18	158,000	161,160
Caesars Entertainment Resort Properties LLC
8.00%, 10/1/20	17,000	17,425
CalAtlantic Group, Inc.
8.38%, 5/15/18	59,000	60,563
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	70,000	70,087
CEC Entertainment, Inc.
8.00%, 2/15/22	25,000	24,000
Centene Corp.
5.63%, 2/15/21	50,000	51,750
Century Aluminum Co.
7.50%, 6/1/21(a)	50,000	51,812
CenturyLink, Inc.
5.63%, 4/1/20, Series V	50,000	50,313
Cenveo Corp.
6.00%, 8/1/19(a)(b)	25,000	16,750
Cequel Communications Holdings I LLC
6.38%, 9/15/20(a)	93,000	94,511
Ceridian HCM Holding, Inc.
11.00%, 3/15/21(a)	50,000	52,687
Citgo Holding, Inc.
10.75%, 2/15/20(a)	50,000	53,125
Claire’s Stores, Inc.
9.00%, 3/15/19(a)	50,000	30,688
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,750
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A	50,000	49,000
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	25,000	26,859
CNH Industrial Capital LLC
3.63%, 4/15/18	100,000	100,510
4.38%, 11/6/20	30,000	31,320
CNX Resources Corp.
5.88%, 4/15/22	105,000	107,887
Community Health Systems, Inc.
8.00%, 11/15/19(b)	100,000	89,875
Comstock Resources, Inc.
10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	25,000	25,906
CoreCivic, Inc.
4.13%, 4/1/20	50,000	51,305
Credit Acceptance Corp.
6.13%, 2/15/21	50,000	50,938
Crescent Communities LLC
8.88%, 10/15/21(a)	25,000	26,688
DCP Midstream Operating L.P.
2.50%, 12/1/17	44,000	44,000
5.35%, 3/15/20(a)	72,000	74,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2017

Investments	Principal Amount	Value
Dell, Inc.
5.65%, 4/15/18	$150,000	$152,152
5.88%, 6/15/19(b)	50,000	52,062
DISH DBS Corp.
4.25%, 4/1/18	140,000	141,302
DJO Finco, Inc.
8.13%, 6/15/21(a)	25,000	23,797
Dollar Tree, Inc.
5.25%, 3/1/20	75,000	76,547
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	10,000	10,262
DynCorp International, Inc.
11.88%, 11/30/20 (10.375% Cash + 1.50% PIK)	25,187	26,761
Energen Corp.
4.63%, 9/1/21	75,000	76,125
Energy Transfer Equity L.P.
7.50%, 10/15/20	89,000	99,235
Enova International, Inc.
9.75%, 6/1/21	35,000	37,275
EnPro Industries, Inc.
5.88%, 9/15/22	50,000	52,250
Ensco PLC
4.70%, 3/15/21(b)	50,000	49,250
EP Energy LLC
9.38%, 5/1/20	45,000	33,525
EV Energy Partners L.P.
8.00%, 4/15/19	25,000	12,625
FBM Finance, Inc.
8.25%, 8/15/21(a)	25,000	26,813
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	40,000	41,950
Forum Energy Technologies, Inc.
6.25%, 10/1/21	50,000	50,000
Freeport-McMoRan, Inc.
3.10%, 3/15/20	100,000	100,500
6.50%, 11/15/20	50,000	51,003
Frontier Communications Corp.
8.13%, 10/1/18(b)	50,000	49,750
8.50%, 4/15/20(b)	50,000	45,844
6.25%, 9/15/21(b)	50,000	37,125
GCI, Inc.
6.75%, 6/1/21	30,000	30,563
Genesis Energy L.P.
5.75%, 2/15/21	30,000	30,375
6.75%, 8/1/22	25,000	25,961
GenOn Energy, Inc.
7.88%, 6/15/17(c)	70,000	50,750
Genworth Holdings, Inc.
7.63%, 9/24/21	75,000	73,687
GEO Group, Inc. (The)
5.88%, 1/15/22	50,000	51,812
GLP Capital L.P.
4.88%, 11/1/20	80,000	84,513
GrafTech International Ltd.
6.38%, 11/15/20	50,000	50,125
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	25,000	26,438
Griffon Corp.
5.25%, 3/1/22	60,000	61,443
Group 1 Automotive, Inc.
5.00%, 6/1/22	50,000	51,812
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	50,000	51,125
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	50,000	51,125
HCA Healthcare, Inc.
6.25%, 2/15/21	100,000	107,375
HCA, Inc.
3.75%, 3/15/19	100,000	101,500
6.50%, 2/15/20	50,000	53,812
Hertz Corp. (The)
6.75%, 4/15/19	81,000	81,000
Hexion, Inc.
6.63%, 4/15/20	100,000	88,750
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	25,000	16,625
5.00%, 3/1/21	25,000	13,438
HRG Group, Inc.
7.88%, 7/15/19	89,000	89,467
7.75%, 1/15/22	20,000	20,800
Hub Holdings LLC
8.13%, 7/15/19, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	50,000	50,125
Hughes Satellite Systems Corp.
7.63%, 6/15/21	50,000	55,500
Huntsman International LLC
4.88%, 11/15/20	50,000	52,500
Icahn Enterprises L.P.
6.00%, 8/1/20	200,000	206,125
iHeartCommunications, Inc.
9.00%, 12/15/19(b)	81,000	60,547
9.00%, 3/1/21(b)	50,000	36,125
Immucor, Inc.
11.13%, 2/15/22(a)	25,000	26,000
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	25,000	25,750
iStar, Inc.
6.00%, 4/1/22	75,000	77,906
KB Home
4.75%, 5/15/19	100,000	102,625
Kindred Healthcare, Inc.
8.00%, 1/15/20	50,000	50,625
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	25,000	26,248
12.50%, 11/1/21(a)	30,000	33,600
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	25,000	25,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2017

Investments	Principal Amount	Value
L Brands, Inc.
7.00%, 5/1/20	$50,000	$55,000
Laredo Petroleum, Inc.
5.63%, 1/15/22	75,000	76,291
Lee Enterprises, Inc.
9.50%, 3/15/22(a)	30,000	31,050
Legacy Reserves L.P.
6.63%, 12/1/21(b)	25,000	17,000
Level 3 Financing, Inc.
5.38%, 8/15/22	50,000	50,500
Lexmark International, Inc.
6.63%, 3/15/20	50,000	52,387
LifePoint Health, Inc.
5.50%, 12/1/21	50,000	50,625
M/I Homes, Inc.
6.75%, 1/15/21	75,000	78,187
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	75,000	86,625
Martin Midstream Partners L.P.
7.25%, 2/15/21	30,000	30,675
McDermott International, Inc.
8.00%, 5/1/21(a)	50,000	51,750
MGM Resorts International
6.75%, 10/1/20	100,000	109,594
Monitronics International, Inc.
9.13%, 4/1/20(b)	25,000	21,188
Nationstar Mortgage LLC
7.88%, 10/1/20	25,000	25,541
Navient Corp.
8.45%, 6/15/18	160,000	165,360
8.00%, 3/25/20	150,000	163,875
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	25,000	21,313
NCL Corp., Ltd.
4.75%, 12/15/21(a)	50,000	51,875
NCR Corp.
4.63%, 2/15/21	50,000	50,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	50,000	28,750
Netflix, Inc.
5.38%, 2/1/21	50,000	53,250
New Home Co., Inc. (The)
7.25%, 4/1/22	50,000	52,000
NewStar Financial, Inc.
7.25%, 5/1/20	39,000	40,560
NGL Energy Partners L.P.
6.88%, 10/15/21	40,000	40,800
Nine West Holdings, Inc.
8.25%, 3/15/19(a)	25,000	3,250
Northern Oil and Gas, Inc.
8.00%, 6/1/20(b)	25,000	17,688
NRG Energy, Inc.
6.25%, 7/15/22	50,000	52,312
Nuance Communications, Inc.
5.38%, 8/15/20(a)	50,000	50,825
NuStar Logistics L.P.
4.80%, 9/1/20	125,000	127,500
Oasis Petroleum, Inc.
6.88%, 3/15/22(b)	50,000	51,063
Och-Ziff Finance Co. LLC
4.50%, 11/20/19(a)	100,000	96,875
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	25,000	25,828
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	75,000	74,625
Oshkosh Corp.
5.38%, 3/1/22	40,000	41,500
Park Aerospace Holdings Ltd.
5.25%, 8/15/22(a)	60,000	61,575
PHI, Inc.
5.25%, 3/15/19	25,000	24,875
Platform Specialty Products Corp.
10.38%, 5/1/21(a)	100,000	108,687
Radian Group, Inc.
5.50%, 6/1/19	38,000	39,568
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	50,000	47,500
Resolute Energy Corp.
8.50%, 5/1/20	50,000	51,063
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	50,000	39,938
RHP Hotel Properties L.P.
5.00%, 4/15/21	50,000	51,125
Rockies Express Pipeline LLC
5.63%, 4/15/20(a)	28,000	29,470
Rowan Cos., Inc.
4.88%, 6/1/22	50,000	47,984
rue21, Inc.
9.00%, 10/15/21(a)(c)	25,000	194
Sable Permian Resources LLC
7.13%, 11/1/20(a)	25,000	20,625
Sabra Health Care L.P.
5.50%, 2/1/21	50,000	51,594
Safeway, Inc.
5.00%, 8/15/19	50,000	50,625
Scientific Games International, Inc.
6.63%, 5/15/21	50,000	51,750
7.00%, 1/1/22(a)	50,000	52,875
Select Medical Corp.
6.38%, 6/1/21	50,000	51,500
SemGroup Corp.
5.63%, 7/15/22	50,000	49,875
SESI LLC
7.13%, 12/15/21	50,000	51,250
Silgan Holdings, Inc.
5.00%, 4/1/20	100,000	100,750
Springleaf Finance Corp.
5.25%, 12/15/19	100,000	103,250
6.13%, 5/15/22	75,000	78,187
Sprint Capital Corp.
6.90%, 5/1/19	50,000	52,687
Sprint Communications, Inc.
9.00%, 11/15/18(a)	43,000	45,473
7.00%, 8/15/20	50,000	53,500
Sprint Corp.
7.25%, 9/15/21	90,000	96,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2017

Investments	Principal Amount	Value
Starwood Property Trust, Inc.
5.00%, 12/15/21	$50,000	$52,187
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	25,000	17,125
Sunoco L.P.
6.25%, 4/15/21	75,000	78,000
SUPERVALU, Inc.
6.75%, 6/1/21(b)	25,000	24,313
Symantec Corp.
4.20%, 9/15/20	100,000	102,971
T-Mobile USA, Inc.
6.13%, 1/15/22	100,000	103,750
Talen Energy Supply LLC
9.50%, 7/15/22(a)	50,000	52,250
6.50%, 9/15/24(a)	50,000	41,750
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	50,000	50,992
TEGNA, Inc.
4.88%, 9/15/21(a)	50,000	51,125
Tenet Healthcare Corp.
4.75%, 6/1/20	125,000	128,162
6.00%, 10/1/20	50,000	52,687
7.50%, 1/1/22(a)	50,000	52,937
8.13%, 4/1/22	50,000	49,688
Terraform Global Operating LLC
9.75%, 8/15/22(a)	50,000	55,500
TIBCO Software, Inc.
11.38%, 12/1/21(a)	50,000	54,500
Toll Brothers Finance Corp.
4.00%, 12/31/18	75,000	76,406
TPC Group, Inc.
8.75%, 12/15/20(a)	50,000	49,875
TransDigm, Inc.
6.00%, 7/15/22	60,000	62,025
Transocean, Inc.
8.38%, 12/15/21	60,000	65,848
TRI Pointe Group, Inc.
4.38%, 6/15/19	75,000	76,875
Tribune Media Co.
5.88%, 7/15/22	50,000	51,250
Triumph Group, Inc.
4.88%, 4/1/21	50,000	49,375
Ultra Resources, Inc.
6.88%, 4/15/22(a)	50,000	50,663
Unit Corp.
6.63%, 5/15/21	75,000	75,562
United Continental Holdings, Inc.
6.38%, 6/1/18	101,000	103,020
United States Steel Corp.
7.38%, 4/1/20	74,000	80,845
8.38%, 7/1/21(a)	70,000	76,562
Universal Hospital Services, Inc.
7.63%, 8/15/20	25,000	25,195
Valeant Pharmaceuticals International, Inc.
5.38%, 3/15/20(a)(b)	225,000	223,594
Weatherford International Ltd.
5.13%, 9/15/20(b)	75,000	75,000
WESCO Distribution, Inc.
5.38%, 12/15/21	75,000	76,969
Whiting Petroleum Corp.
5.00%, 3/15/19	50,000	50,625
Windstream Services LLC
7.75%, 10/15/20(b)	10,000	8,700
8.63%, 10/31/25(a)(b)	38,000	37,146
WPX Energy, Inc.
7.50%, 8/1/20	51,000	55,590
6.00%, 1/15/22	25,000	25,875
WR Grace & Co-Conn
5.13%, 10/1/21(a)	100,000	106,125
XPO Logistics, Inc.
6.50%, 6/15/22(a)	100,000	104,875

TOTAL CORPORATE BONDS (Cost: $12,534,229)		12,554,367

FOREIGN CORPORATE BONDS - 8.0%

Australia - 0.3%
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)(b)	40,000	41,950

Bermuda - 0.2%
Teekay Corp.
8.50%, 1/15/20(b)	25,000	25,250

Canada - 2.6%
Air Canada
7.75%, 4/15/21(a)(b)	75,000	86,063
Athabasca Oil Corp.
9.88%, 2/24/22(a)	50,000	48,750
Bombardier, Inc.
7.75%, 3/15/20(a)	100,000	108,084
Calfrac Holdings L.P.
7.50%, 12/1/20(a)	25,000	24,750
Imperial Metals Corp.
7.00%, 3/15/19(a)(b)	25,000	23,625
Precision Drilling Corp.
6.50%, 12/15/21(b)	34,000	34,765
Taseko Mines Ltd.
8.75%, 6/15/22(a)	50,000	51,375

Total Canada		377,412

France - 0.5%
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month USD LIBOR + 6.982% thereafter) (a)(d)(e)	71,000	78,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2017

Investments	Principal Amount	Value
Luxembourg - 1.8%
ArcelorMittal
5.75%, 8/5/20	$100,000	$107,500
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	125,000	118,750
Intelsat Luxembourg S.A.
7.75%, 6/1/21(b)	50,000	29,750

Total Luxembourg		256,000

Netherlands - 1.4%
NXP B.V.
4.13%, 6/1/21(a)	200,000	206,124

New Zealand - 0.4%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	50,000	50,906

United Kingdom - 0.8%
Noble Holding International Ltd.
5.75%, 3/16/18	50,000	50,250
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	68,000	68,873

Total United Kingdom		119,123

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,146,537)		1,155,220

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%

United States - 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04%(f) (Cost: $1,334,393)(g)	1,334,393	1,334,393

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $15,015,159)		15,043,980
Other Assets less Liabilities - (3.6)%		(516,243)

NET ASSETS - 100.0%		$14,527,737

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2017 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown reflects the accrual rate as of November 30, 2017 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2017.
(g)	At November 30, 2017, the total market value of the Fund’s securities on loan was $1,289,211 and the total market value of the collateral held by the Fund was $1,334,393.

3-month USD LIBOR – 3-month USD London Interbank Offered Rate as of November 30, 2017 is 1.487%.

PIK	- Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	3	03/29/18	$(643,219)	$241
5 Year U.S. Treasury Note	25	03/29/18	(2,908,594)	8,352
U.S. Treasury Ultra Long Term Bond	10	03/20/18	(1,648,750)	12,266
Ultra 10 Year U.S. Treasury Note	72	03/20/18	(9,588,375)	72,900

			$(14,788,938)	$93,759

[1]	“Notional Amount” represents the current notional value of the futures contract.
†	As of November 30, 2017, cash collateral posted by the Fund with the broker for futures contracts was $289,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 84.9%

U.S. Treasury Bill - 84.9%
U.S. Treasury Bill
1.25%, 2/15/18*	$244,700,000	$244,087,518

TOTAL INVESTMENTS IN SECURITIES - 84.9% (Cost: $244,060,683)		244,087,518
Other Assets less Liabilities - 15.1%		43,570,207

NET ASSETS - 100.0%		$287,657,725

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS† (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Value
S&P 500 Index	(1,118)	$(288,444,000)	$2,580	12/15/2017	$(2,436,630)	$(565,708)

†	As of November 30, 2017, the Fund posted cash collateral of $22,020,000 with the broker for written put option contracts.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2017

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 88.0%

U.S. Treasury Bills - 88.0%
U.S. Treasury Bills
0.99%, 12/14/17*	$21,720,000	$21,712,706
1.03%, 12/21/17*	119,020,000	118,949,414
1.06%, 12/7/17*(a)	4,950,000	4,949,211

TOTAL INVESTMENTS IN SECURITIES - 88.0% (Cost: $145,613,988)		145,611,331
Other Assets less Liabilities - 12.0%		19,896,156

NET ASSETS - 100.0%		$165,507,487

*	Interest rate shown reflects the discount rate at time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $4,949,211 as of November 30, 2017.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/20/2017	333,899,040	JPY	2,970,817	USD	$15,596	$—
Bank of America N.A.	12/20/2017	3,833,500	JPY	34,108	USD	179	—
Bank of America N.A.	12/20/2017	155,460	USD	17,428,000	JPY	—	(417)
Bank of America N.A.	3/22/2018	2,985,912	USD	333,899,040	JPY	—	(15,649)
Canadian Imperial Bank of Commerce	12/20/2017	2,937,872	USD	329,394,200	JPY	—	(8,250)
Goldman Sachs	12/20/2017	344,593,480	JPY	3,149,066	USD	—	(67,001)
Goldman Sachs	12/20/2017	4,931,000	JPY	43,926	USD	177	—
Goldman Sachs	12/20/2017	158,233	USD	16,980,000	JPY	6,363	—
Goldman Sachs	12/20/2017	5,875,933	USD	658,788,400	JPY	—	(16,311)
Goldman Sachs	12/20/2017	177,443	USD	20,135,000	JPY	—	(2,645)
Nomura International PLC	12/20/2017	358,658,520	JPY	3,277,515	USD	—	(69,652)
Nomura International PLC	12/20/2017	5,875,927	USD	658,788,400	JPY	—	(16,316)
Royal Bank of Canada	12/20/2017	3,833,500	JPY	34,108	USD	179	—
Royal Bank of Canada	12/20/2017	333,899,040	JPY	2,970,830	USD	15,583	—
Royal Bank of Canada	3/22/2018	2,986,094	USD	333,899,040	JPY	—	(15,467)
State Street Bank and Trust	12/20/2017	3,608,000	JPY	32,101	USD	169	—
State Street Bank and Trust	12/20/2017	314,257,920	JPY	2,796,001	USD	14,741	—
State Street Bank and Trust	3/22/2018	2,810,383	USD	314,257,920	JPY	—	(14,615)

						$52,987	$(226,323)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	47	3/20/18	$(5,830,203)	$25,562
Coffee “C”	175	3/19/18	(8,432,812)	5,933
Corn	492	3/14/18	(8,751,450)	86,788
Silver	105	3/27/18	(8,648,850)	163,440
Swiss Franc Currency	45	3/19/18	(5,762,250)	219

			$(37,425,565)	$281,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2017

Long Exposure
Australian Dollar Currency	77	03/19/18	$5,822,740	$208
British Pound Currency	103	03/19/18	8,737,619	(924)
Canadian Dollar Currency	74	03/20/18	5,743,140	(474)
Copper	113	03/27/18	8,655,800	(159,324)
Cotton No. 2	158	03/7/18	5,751,990	(624)
Euro Currency	39	03/19/18	5,839,031	(307)
Gasoline RBOB	117	02/28/18	8,633,898	151,017
Gold 100 Ounce	45	02/26/18	5,745,150	—
Live Cattle	172	02/28/18	8,598,280	(313,319)
NY Harbor ULSD	108	02/28/18	8,588,009	119,097
Soybean	116	03/14/18	5,786,950	—
U.S. Treasury Long Bond	38	03/20/18	5,765,312	1,976
WTI Crude Oil	152	02/20/18	8,724,800	407,742

			$92,392,719	$205,068

Total - Net			$54,967,154	$487,010

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2017, the Trust consisted of 86 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund’’)	March 17, 2011
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investment of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying schedule of investments reflect the investments on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the closing price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Notes to Schedule of Investments (unaudited)(continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited)(continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$120,012,844	$—

Total	$—	$120,012,844	$—

Unrealized Appreciation on Foreign Currency Contracts	—	465,949	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,238,829)	—

Total - Net	$—	$118,239,964	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$13,947,777	$—
Repurchase Agreement	—	6,450,000	—

Total	$—	$20,397,777	$—

Unrealized Appreciation on Foreign Currency Contracts	—	172,498	—
Unrealized Depreciation on Foreign Currency Contracts	—	(359,341)	—

Total - Net	$—	$20,210,934	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$25,067,291	$—
Repurchase Agreement	—	11,900,000	—

Total	$—	$36,967,291	$—

Unrealized Appreciation on Foreign Currency Contracts	—	268,788	—
Unrealized Depreciation on Foreign Currency Contracts	—	(14,640)	—

Total - Net	$—	$37,221,439	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$36,766,415	$—
Repurchase Agreement	—	15,660,000	—

Total	$—	$52,426,415	$—

Unrealized Appreciation on Foreign Currency Contracts	—	932,492	—
Unrealized Depreciation on Foreign Currency Contracts	—	(175,905)	—

Total - Net	$—	$53,183,002	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,239,954	$—
Foreign Government Obligations	—	13,162,157	—
Supranational Bonds	—	1,219,776	—

Total	$—	$16,621,887	$—

Unrealized Appreciation on Foreign Currency Contracts	—	15,796	—
Unrealized Depreciation on Foreign Currency Contracts	—	(58,740)	—

Total - Net	$—	$16,578,943	$—

Notes to Schedule of Investments (unaudited)(continued)

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$6,825,384	$—
U.S. Government Obligations	—	7,349,537	—
Corporate Bonds	—	6,268,401	—
Foreign Corporate Bonds	—	1,081,622	—
Foreign Government Obligations	—	340,960	—
Commercial Mortgage-Backed Securities	—	927,457	—
Municipal Bond	—	186,182	—

Total	$—	$22,979,543	$—

Unrealized Appreciation on Futures Contracts	73,390	—	—
U.S. Government Agencies Sold Short	—	(180,978)	—

Total - Net	$73,390	$22,798,565	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$6,008,169	$—
U.S. Government Obligations	—	7,528,703	—
Corporate Bonds	—	5,255,244	—
Foreign Corporate Bonds	—	845,911	—
Foreign Government Agencies	—	203,506	—
Foreign Government Obligations	—	324,535	—
Supranational Bonds	—	87,156	—
Commercial Mortgage-Backed Securities	—	466,251	—
Municipal Bonds	—	104,885	—
Asset-Backed Securities	—	105,896	—

Total	$—	$20,930,256	$—

Unrealized Appreciation on Futures Contracts	160,718	—	—

Total - Net	$160,718	$20,930,256	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$57,908,722	$—
U.S. Government Obligations	—	34,106,226	—
Corporate Bonds	—	99,789,891	—
Foreign Corporate Bonds	—	19,113,726	—
Foreign Government Agencies	—	544,660	—
Foreign Government Obligations	—	5,544,441	—
Commercial Mortgage-Backed Securities	—	17,448,703	—
Municipal Bonds	—	591,089	—
Investment of Cash Collateral for Securities Loaned	—	733,070	—

Total	$—	$235,780,528	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$267,435	$—
U.S. Government Obligations	—	868,974	—
Corporate Bonds	—	3,133,002	—
Foreign Corporate Bonds	—	191,681	—
Foreign Government Obligations	—	70,835	—
Commercial Mortgage-Backed Securities	—	301,687	—

Total	$—	$4,833,614	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,248,494	$—

Total	$—	$1,248,494	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$45,439,507	$—
Foreign Government Agencies	—	1,993,105	—
Foreign Government Obligations	—	1,025,668	—
Investment of Cash Collateral for Securities Loaned	—	1,598,119	—

Total	$—	$50,056,399	$—

Unrealized Appreciation on Futures Contracts	41,705	—	—
Unrealized Depreciation on Futures Contracts	(5,453)	—	—

Total - Net	$36,252	$50,056,399	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,837,186	$—
Foreign Government Obligations	—	197,833,222	—
Supranational Bonds	—	4,834,171	—
Repurchase Agreement	—	1,750,000	—

Total	$—	$207,254,579	$—

Unrealized Appreciation on Foreign Currency Contracts	—	55,293	—
Unrealized Depreciation on Foreign Currency Contracts	—	(242,797)	—

Total - Net	$—	$207,067,075	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$72,099,843	$—
Foreign Corporate Bonds	—	11,965,092	—
Investment of Cash Collateral for Securities Loaned	—	6,567,475	—

Total	$—	$90,632,410	$—

Unrealized Appreciation on Futures Contracts	74,497	—	—

Total - Net	$74,497	$90,632,410	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$12,554,367	$—
Foreign Corporate Bonds	—	1,155,220	—
Investment of Cash Collateral for Securities Loaned	—	1,334,393	—

Total	$—	$15,043,980	$—

Unrealized Appreciation on Futures Contracts	93,759	—	—

Total - Net	$93,759	$15,043,980	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$244,087,518	$—

Total	$—	$244,087,518	$—

Written Options	(565,708)	—	—

Total - Net	$(565,708)	$244,087,518	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$145,611,331	$—

Total	$—	$145,611,331	$—

Unrealized Appreciation on Foreign Currency Contracts	—	52,987	—
Unrealized Depreciation on Foreign Currency Contracts	—	(226,323)	—
Unrealized Appreciation on Futures Contracts	961,982	—	—
Unrealized Depreciation on Futures Contracts	(474,972)	—	—

Total - Net	$487,010	$145,437,995	$—

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended November 30, 2017.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended November 30, 2017 and open positions in such derivatives as of November 30, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At November 30, 2017, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of November 30, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

During the period ended November 30, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$143,017,376	$278,947,819	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	38,165,684	17,210,257	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	49,374,372	11,875,120	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	64,980,464	13,736,901	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	3,915,814	1,465,920	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	24,518,699	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	19,544,020	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	7,928,098	7,946,703	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	12,508,006	7,470,471	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	46,147,313	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	15,960,758	—
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	238,785,875
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	47,760,431	34,749,896	—
Foreign exchange contracts	12,229,376	17,038,742	31,977,283	5,034,785	—
Interest rate contracts	—	—	4,628,594	7,968,496	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Notes to Schedule of Investments (unaudited)(continued)

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Asia Local Debt Fund and the Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts - The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - The CBOE S&P 500 PutWrite Strategy Fund (“the Fund”) utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

Notes to Schedule of Investments (unaudited)(continued)

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At November 30, 2017, the CBOE S&P 500 PutWrite Strategy Fund’s maximum payout for written put options was $288,444,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Fund’s risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Fund’s use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Notes to Schedule of Investments (unaudited)(concluded)

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of November 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Barclays Yield Enhanced U.S. Aggregate Bond Fund	1,504	$75,982	$454
CBOE S&P 500 PutWrite Strategy Fund	327	9,813	—
Emerging Markets Local Debt Fund	112	4,244	44
Interest Rate Hedged High Yield Bond Fund	580	13,990	139
Bloomberg Floating Rate Treasury Fund	163	4,088	8

3. FEDERAL INCOME TAXES

At November 30, 2017, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$118,241,005	$2,311	$(3,352)	$(1,041)
Brazilian Real Strategy Fund	20,210,922	12	—	12
Chinese Yuan Strategy Fund	37,222,015	337	(913)	(576)
Emerging Currency Strategy Fund	53,183,108	799	(905)	(106)
Asia Local Debt Fund	17,356,104	272,045	(1,049,206)	(777,161)
Interest Rate Hedged U.S. Aggregate Bond Fund	23,073,412	237,648	(77,035)	160,613
Negative Duration U.S. Aggregate Bond Fund	21,069,875	139,489	(118,390)	21,099
Yield Enhanced U.S. Aggregate Bond Fund	234,798,760	2,357,372	(1,375,604)	981,768
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	4,864,066	757	(31,209)	(30,452)
Floating Rate Treasury Fund	1,247,348	1,146	—	1,146
Emerging Markets Corporate Bond Fund	48,253,399	1,928,109	(88,857)	1,839,252
Emerging Markets Local Debt Fund	232,219,148	5,592,004	(30,744,077)	(25,152,073)
Interest Rate Hedged High Yield Bond Fund	90,737,068	774,376	(804,537)	(30,161)
Negative Duration High Yield Bond Fund	15,113,685	210,374	(186,320)	24,054
CBOE S&P 500 PutWrite Strategy Fund	245,931,605	26,835	—	26,835
Managed Futures Strategy Fund (consolidated)	210,967,051	507	(61,728,529)	(61,728,022)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2018

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 25, 2018

* Print the name and title of each signing officer under his or her signature.